UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2015 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 44.9%

VALIC Co. I Blue Chip Growth Fund	1,467,575	$26,357,645
VALIC Co. I Dividend Value Fund	797,227	10,547,312
VALIC Co. I Mid Cap Index Fund	783,452	22,344,063
VALIC Co. I Mid Cap Strategic Growth Fund	436,489	6,700,102
VALIC Co. I Nasdaq-100 Index Fund	1,598,407	16,559,500
VALIC Co. I Science & Technology Fund	521,914	13,924,664
VALIC Co. I Small Cap Index Fund	763,236	16,203,494
VALIC Co. I Small Cap Special Values Fund	597,399	8,208,265
VALIC Co. I Stock Index Fund	917,587	33,583,678
VALIC Co. I Value Fund	122,755	1,897,790
VALIC Co. II Capital Appreciation Fund	950,120	16,218,544
VALIC Co. II Large Cap Value Fund	367,057	6,691,447
VALIC Co. II Mid Cap Growth Fund	883,288	8,285,239
VALIC Co. II Mid Cap Value Fund	1,280,872	30,049,248
VALIC Co. II Small Cap Growth Fund	696,251	11,300,161
VALIC Co. II Small Cap Value Fund	1,083,136	16,355,354

Total Domestic Equity Investment Companies
(cost $202,055,984)		245,226,506

Domestic Fixed Income Investment Companies - 23.6%

VALIC Co. I Capital Conservation Fund	1,225,637	12,146,062
VALIC Co. I Government Securities Fund	1,201,623	13,001,562
VALIC Co. I Inflation Protected Fund	686,473	7,496,288
VALIC Co. II Core Bond Fund	4,101,134	45,317,530
VALIC Co. II High Yield Bond Fund	2,842,361	21,772,485
VALIC Co. II Strategic Bond Fund	2,583,269	29,190,938

Total Domestic Fixed Income Investment Companies
(cost $130,493,970)		128,924,865

International Equity Investment Companies - 24.3%

VALIC Co. I Emerging Economies Fund	1,317,764	10,331,270
VALIC Co. I Foreign Value Fund	2,714,606	28,340,486
VALIC Co. I International Equities Index Fund	7,746,992	55,236,051
VALIC Co. I International Growth Fund	2,017,894	28,613,732
VALIC Co. II International Opportunities Fund	659,452	10,439,125

Total International Equity Investment Companies
(cost $129,190,877)		132,960,664

Real Estate Investment Companies - 7.2%

VALIC Co. I Global Real Estate Fund
(cost $37,960,261)	4,595,835	39,524,178

TOTAL INVESTMENTS
(cost $499,701,092)(2)	100.0%	546,636,213
Other assets less liabilities	0.0	27,172

NET ASSETS —	100.0%	$546,663,385

#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of May 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$546,636,213	$—	$—	$546,636,213

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - May 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.7%
Advertising Agencies - 1.0%

Interpublic Group of Cos., Inc.	41,241	$842,141

Aerospace/Defense - 1.0%

Raytheon Co.	8,314	858,504

Aerospace/Defense-Equipment - 1.3%

United Technologies Corp.	9,692	1,135,612

Agricultural Operations - 1.1%

Archer-Daniels-Midland Co.	17,826	942,104

Apparel Manufacturers - 1.5%

Hanesbrands, Inc.	25,774	821,160
Under Armour, Inc., Class A†	6,815	534,364

		1,355,524

Applications Software - 2.8%

Intuit, Inc.	10,048	1,046,499
salesforce.com, Inc.†	19,757	1,437,322

		2,483,821

Athletic Footwear - 1.5%

NIKE, Inc., Class B	13,134	1,335,334

Auto-Cars/Light Trucks - 0.9%

Tesla Motors, Inc.†#	3,198	802,058

Auto/Truck Parts & Equipment-Original - 0.9%

Delphi Automotive PLC	9,438	820,917

Beverages-Non-alcoholic - 4.1%

Coca-Cola Enterprises, Inc.	26,107	1,154,713
PepsiCo, Inc.	24,693	2,381,146

		3,535,859

Building Products-Cement - 1.1%

Martin Marietta Materials, Inc.	6,177	920,435

Cable/Satellite TV - 2.0%

Comcast Corp., Class A	29,351	1,715,859

Chemicals-Diversified - 1.1%

Dow Chemical Co.	18,100	942,467

Computer Data Security - 1.0%

Fortinet, Inc.†	22,346	895,181

Computer Services - 2.2%

Accenture PLC, Class A	9,021	866,377
Cognizant Technology Solutions Corp., Class A†	15,920	1,030,342

		1,896,719

Computer Software - 1.2%

Akamai Technologies, Inc.†	13,797	1,052,297

Computers - 7.7%

Apple, Inc.	51,873	6,758,014

Cosmetics & Toiletries - 1.5%

Estee Lauder Cos., Inc., Class A	15,274	1,335,406

Diagnostic Equipment - 1.2%

Danaher Corp.	11,970	1,033,250

E-Commerce/Products - 2.5%

Amazon.com, Inc.†	5,118	2,196,799

E-Commerce/Services - 1.7%

Priceline Group, Inc.†	1,232	1,443,953

Electronic Components-Semiconductors - 1.2%

Avago Technologies, Ltd.	6,943	1,028,050

Electronic Forms - 1.1%

Adobe Systems, Inc.†	12,274	970,751

Electronic Security Devices - 1.2%

Tyco International PLC	26,140	1,055,010

Enterprise Software/Service - 2.3%

Oracle Corp.	46,219	2,010,064

Finance-Credit Card - 2.7%

Visa, Inc., Class A	34,052	2,338,691

Finance-Other Services - 1.3%

Intercontinental Exchange, Inc.	4,893	1,158,565

Food-Misc./Diversified - 2.8%

ConAgra Foods, Inc.	27,748	1,071,350
Mondelez International, Inc., Class A	32,973	1,371,347

		2,442,697

Instruments-Controls - 2.0%

Honeywell International, Inc.	16,580	1,727,636

Insurance Brokers - 1.3%

Marsh & McLennan Cos., Inc.	19,042	1,108,816

Internet Application Software - 0.5%

Splunk, Inc.†	6,175	417,554

Internet Content-Entertainment - 2.7%

Facebook, Inc., Class A†	29,326	2,322,326

Internet Content-Information/News - 0.8%

LinkedIn Corp., Class A†	3,687	718,707

Investment Management/Advisor Services - 2.1%

Ameriprise Financial, Inc.	6,377	794,510
BlackRock, Inc.	2,787	1,019,429

		1,813,939

Medical Instruments - 1.0%

Boston Scientific Corp.†	49,897	911,618

Medical-Biomedical/Gene - 7.9%

Alexion Pharmaceuticals, Inc.†	5,780	946,995
Biogen, Inc.†	3,758	1,491,888
Celgene Corp.†	10,557	1,208,143
Illumina, Inc.†	4,802	989,596
Regeneron Pharmaceuticals, Inc.†	2,280	1,168,637
Vertex Pharmaceuticals, Inc.†	8,350	1,071,222

		6,876,481

Medical-Drugs - 2.3%

Bristol-Myers Squibb Co.	17,689	1,142,709
Mallinckrodt PLC†	6,861	888,088

		2,030,797

Medical-Generic Drugs - 1.8%

Actavis PLC†	5,244	1,608,912

Medical-HMO - 1.0%

UnitedHealth Group, Inc.	7,202	865,752

Medical-Wholesale Drug Distribution - 1.7%

McKesson Corp.	6,261	1,485,297

Metal Processors & Fabrication - 1.3%

Precision Castparts Corp.	5,376	1,137,723

Networking Products - 1.4%

Cisco Systems, Inc.	40,517	1,187,553

Oil Companies-Exploration & Production - 1.3%

EOG Resources, Inc.	12,849	1,139,578

Oil-Field Services - 2.0%

Schlumberger, Ltd.	18,827	1,708,927

Pipelines - 0.9%

Kinder Morgan, Inc.	19,887	825,112

Retail-Building Products - 2.0%

Home Depot, Inc.	15,459	1,722,442

Retail-Discount - 1.1%

Dollar Tree, Inc.†	12,533	939,850

Retail-Drug Store - 1.3%

CVS Health Corp.	11,471	1,174,401

Retail-Perfume & Cosmetics - 1.1%

Ulta Salon Cosmetics & Fragrance, Inc.†	6,413	978,752

Retail-Restaurants - 1.2%

McDonald’s Corp.	11,144	1,069,044

Telephone-Integrated - 2.2%

Verizon Communications, Inc.	38,535	1,905,170

Television - 2.2%

AMC Networks, Inc., Class A†	9,725	764,288
CBS Corp., Class B	18,139	1,119,539

		1,883,827

Transport-Services - 1.1%

FedEx Corp.	5,464	946,474

Web Portals/ISP - 3.6%

Google, Inc., Class A†	2,842	1,549,800
Google, Inc., Class C†	2,965	1,577,706

		3,127,506

Total Long-Term Investment Securities
(cost $65,422,020)		86,940,276

SHORT-TERM INVESTMENT SECURITIES - 1.3%
Registered Investment Companies - 1.0%

State Street Navigator Securities Lending Prime Portfolio(1)	820,287	820,287

Time Deposits - 0.3%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2015	$261,000	261,000

Total Short-Term Investment Securities
(cost $1,081,287)		1,081,287

TOTAL INVESTMENTS
(cost $66,503,307)(2)	101.0%	88,021,563
Liabilities in excess of other assets	(1.0)	(836,494)

NET ASSETS —	100.0%	$87,185,069

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At May 31, 2015, the Fund had loaned securities with a total value of $802,058. This was secured by collateral of $820,287, which was received in cash and subsequently invested in short-term investments currently valued at $820,287 as reported in the Portfolio of Investments.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$86,940,276	$—	$—	$86,940,276
Short-Term Investment Securities:
Registered Investment Companies	820,287	—	—	820,287
Time Deposits	—	261,000	—	261,000

Total Investments at Value	$87,760,563	$261,000	$—	$88,021,563

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2015 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 15.2%

VALIC Co. I Blue Chip Growth Fund	469,343	$8,429,397
VALIC Co. I Mid Cap Index Fund	119,384	3,404,837
VALIC Co. I Mid Cap Strategic Growth Fund	132,301	2,030,827
VALIC Co. I Nasdaq-100 Index Fund	344,596	3,570,016
VALIC Co. I Science & Technology Fund	127,350	3,397,708
VALIC Co. I Small Cap Index Fund	159,460	3,385,334
VALIC Co. I Small Cap Special Values Fund	151,013	2,074,917
VALIC Co. I Stock Index Fund	182,732	6,687,995
VALIC Co. I Value Fund	10,965	169,515
VALIC Co. II Capital Appreciation Fund	201,032	3,431,608
VALIC Co. II Large Cap Value Fund	92,861	1,692,858
VALIC Co. II Mid Cap Growth Fund	223,055	2,092,257
VALIC Co. II Mid Cap Value Fund	294,508	6,909,169
VALIC Co. II Small Cap Growth Fund	110,060	1,786,266
VALIC Co. II Small Cap Value Fund	171,238	2,585,700

Total Domestic Equity Investment Companies
(cost $44,780,134)		51,648,404

Domestic Fixed Income Investment Companies - 62.1%

VALIC Co. I Capital Conservation Fund	1,548,569	15,346,315
VALIC Co. I Government Securities Fund	758,749	8,209,664
VALIC Co. I Inflation Protected Fund	1,198,216	13,084,520
VALIC Co. II Core Bond Fund	6,471,915	71,514,661
VALIC Co. II High Yield Bond Fund	4,614,474	35,346,870
VALIC Co. II Strategic Bond Fund	6,024,894	68,081,306

Total Domestic Fixed Income Investment Companies
(cost $212,927,905)		211,583,336

International Equity Investment Companies - 18.5%

VALIC Co. I Emerging Economies Fund	428,290	3,357,791
VALIC Co. I Foreign Value Fund	1,285,478	13,420,385
VALIC Co. I International Equities Index Fund	3,919,329	27,944,812
VALIC Co. I International Growth Fund	1,023,720	14,516,343
VALIC Co. II International Opportunities Fund	241,798	3,827,668

Total International Equity Investment Companies
(cost $62,440,766)		63,066,999

International Fixed Income Investment Companies - 0.8%

VALIC Co. I International Government Bond Fund
(cost $2,855,270)	239,738	2,699,452

Real Estate Investment Companies - 3.4%

VALIC Co. I Global Real Estate Fund
(cost $11,805,741)	1,357,864	11,677,633

TOTAL INVESTMENTS
(cost $334,809,816)(2)	100.0%	340,675,824
Other assets less liabilities	0.0	50,600

NET ASSETS —	100.0%	$340,726,424

#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$340,675,824	$—	$—	$340,675,824

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 5.3%
Diversified Financial Services - 5.3%

American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	$422,000	$425,228
AmeriCredit Automobile Receivables Trust Series 2015-2, Class C 2.40% due 01/08/2021	1,145,000	1,142,917
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	1,050,000	1,071,846
Applebee’s Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	771,000	795,025
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.76% due 10/25/2034	1,122,645	1,049,832
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	950,000	959,441
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	1,006,768	1,005,523
BA Credit Card Trust Series 2015-A2, Class A 1.36% due 09/15/2020	1,217,000	1,217,370
Capital Auto Receivables Asset Trust Series 2015-2, Class A2 1.39% due 09/20/2018	1,166,000	1,166,175
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.56% due 04/15/2021	1,446,000	1,446,562
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	1,400,000	1,401,518
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	790,000	821,867
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	1,478,000	1,528,117
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	1,460,000	1,513,302
CLI Funding V LLC Series 2014-2A, Class A 3.38% due 10/18/2029*	371,958	375,912
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(1)	1,282,000	1,328,243
Commercial Mtg. Trust Series 2015-CR22, Class A2 2.86% due 03/10/2048(1)	2,729,000	2,823,786
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(1)	1,778,000	1,836,045
Core Industrial Trust Series 2015-1, Class A 3.04% due 02/10/2034*(1)	2,784,000	2,850,688
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(2)	101,417	102,822
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A1 1.68% due 04/15/2050(1)	966,114	971,838
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	1,361,588	1,376,120
Dell Equipment Finance Trust Series 2015-1, Class A3 1.30% due 03/23/2020*	1,179,000	1,178,538
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.34% due 11/25/2036	1,656,006	1,447,487
Ford Credit Auto Owner Trust Series 2014-C, Class B 1.97% due 04/15/2020	1,001,000	1,008,738
Ford Credit Auto Owner Trust Series 2015-1, Class A 2.12% due 07/15/2026*	900,000	905,077
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	1,521,000	1,525,256
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)	848,000	855,433
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	61,000	63,233
GS Mtg. Securities Trust Series 2013-GC14, Class A2 3.00% due 08/10/2046(1)	3,200,000	3,331,344
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.18% due 06/17/2031*	1,495,000	1,490,214
JPMBB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(1)	2,152,000	2,240,363
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	957,136	1,009,870
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class A2 1.97% due 05/15/2046(1)	2,000,000	2,023,498
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class A2 3.10% due 12/15/2047(1)	1,112,000	1,163,790
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	350,000	350,414
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)	2,047,598	2,044,493

Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	1,000,000	1,010,332
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	572,048	576,253
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(1)	2,161,000	2,211,289
Wells Fargo Commercial Mtg. Trust Series BH3-C26, Class A2 2.66% due 02/15/2048(1)	2,400,000	2,464,927
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(2)	430,020	430,598
Wendys Funding LLC Series 2015-1A, Class A2I 3.37% due 06/15/2045*	949,000	952,701
Wendys Funding LLC Series 2015-1A, Class A23 4.50% due 06/15/2045*	949,000	949,000
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(1)	1,161,000	1,206,801

Total Asset Backed Securities
(cost $57,536,813)		57,649,826

U.S. CORPORATE BONDS & NOTES - 26.4%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	581,000	604,027

Advertising Services - 0.0%

Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	378,000	318,465

Aerospace/Defense - 0.2%

BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	472,000	487,497
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	696,000	716,503
Boeing Co. Senior Notes 0.95% due 05/15/2018	1,467,000	1,451,678

		2,655,678

Aerospace/Defense-Equipment - 0.1%

Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	419,000	434,712
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	254,000	261,620

		696,332

Airlines - 0.1%

Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	393,000	403,316
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	76,810	78,347
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	77,837	79,004
United Airlines Pass Through Trust Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	920,000	946,450

		1,507,117

Alternative Waste Technology - 0.0%

ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	469,000	494,209

Apparel Manufacturers - 0.0%

Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020#	460,000	289,800

Auto-Cars/Light Trucks - 0.5%

American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	1,381,000	1,383,784
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	1,461,000	1,461,516
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	1,689,000	1,694,158
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	587,000	598,537
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	698,000	698,743

		5,836,738

Auto-Heavy Duty Trucks - 0.2%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	318,000	343,440
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	1,540,000	1,559,891

		1,903,331

Auto/Truck Parts & Equipment-Original - 0.1%

Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	353,000	368,002
ZF North America Capital, Inc. Company Guar. Notes 4.50% due 04/29/2022*	327,000	332,723

		700,725

Banks-Commercial - 0.7%

Fifth Third Bank Senior Notes 2.88% due 10/01/2021	1,423,000	1,428,089
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	979,000	987,328
KeyBank NA Senior Notes 2.25% due 03/16/2020	1,256,000	1,258,564
PNC Bank NA Senior Notes 1.13% due 01/27/2017	1,460,000	1,462,196
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,841,000	2,352,319

		7,488,496

Banks-Fiduciary - 0.2%

Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,625,906

Banks-Super Regional - 0.3%

Bank of America NA Senior Notes 1.65% due 03/26/2018	850,000	850,179
Wells Fargo & Co. Senior Notes 1.40% due 09/08/2017	1,402,000	1,406,887
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	983,000	1,014,517

		3,271,583

Batteries/Battery Systems - 0.0%

EnerSys Company Guar. Notes 5.00% due 04/30/2023*	495,000	501,187

Brewery - 0.2%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	2,222,000	2,238,558

Building & Construction-Misc. - 0.1%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	650,000	619,125

Building Products-Cement - 0.2%

Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	750,000	760,875
CRH America, Inc. Company Guar. Notes 3.88% due 05/18/2025*	708,000	716,785
Vulcan Materials Co. Senior Notes 4.50% due 04/01/2025	953,000	962,530

		2,440,190

Building Products-Wood - 0.1%

Masco Corp. Senior Notes 4.45% due 04/01/2025	1,336,000	1,371,070

Building-Residential/Commercial - 0.1%

Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	500,000	537,500

Cable/Satellite TV - 0.1%

Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	124,000	117,490
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	500,000	481,875

		599,365

Casino Hotels - 0.2%

Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	453,000	460,928
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	308,000	311,850
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021#	773,000	720,281
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	300,000	296,250
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	463,000	486,150
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	175,000	176,750

		2,452,209

Cellular Telecom - 0.3%

Crown Castle Towers LLC Senior Sec. Notes 3.66% due 05/15/2025*	705,000	705,000

Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	719,000	695,632
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	783,000	787,894
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	200,000	208,750
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	840,000	886,200

		3,283,476

Chemicals-Diversified - 0.0%

Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	455,000	455,000

Chemicals-Specialty - 0.2%

Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	596,000	612,390
Evolution Escrow Issuer LLC Company Guar. Notes 7.50% due 03/15/2022*	448,000	445,760
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	550,000	719,874

		1,778,024

Coal - 0.1%

Murray Energy Corp. Senior Sec. Notes 11.25% due 04/15/2021*	400,000	386,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	509,000	521,725

		907,725

Coatings/Paint - 0.2%

RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,691,000	1,659,317

Commercial Services-Finance - 0.1%

Global Cash Access, Inc. Senior Notes 10.00% due 01/15/2022*	182,000	177,905
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	270,000	271,012
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	642,000	613,110

		1,062,027

Computers - 0.5%

Apple, Inc. Senior Notes 2.00% due 05/06/2020	1,529,000	1,533,341
Apple, Inc. Senior Notes 3.20% due 05/13/2025	985,000	994,899
Apple, Inc. Senior Notes 3.45% due 02/09/2045	750,000	654,299
Dell, Inc. Senior Notes 4.63% due 04/01/2021	333,000	329,670
Dell, Inc. Senior Notes 7.10% due 04/15/2028	218,000	238,165
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	1,340,000	1,411,941

		5,162,315

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	358,000	357,039

Containers-Metal/Glass - 0.1%

Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	323,000	331,882
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	743,000	854,450

		1,186,332

Containers-Paper/Plastic - 0.1%

Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	443,000	440,785
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	669,000	595,410

		1,036,195

Cosmetics & Toiletries - 0.1%

First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	711,000	668,340

Decision Support Software - 0.0%

MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	226,000	235,887

Disposable Medical Products - 0.0%

Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	497,000	500,727

Distribution/Wholesale - 0.1%

H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022#	550,000	580,250
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	522,000	515,475

		1,095,725

Diversified Banking Institutions - 2.5%

Bank of America Corp. Senior Notes 2.60% due 01/15/2019	1,728,000	1,755,550
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,028,000	1,018,687
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	1,231,000	1,239,057
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	743,000	735,979
Goldman Sachs Group, Inc. Senior Notes 2.55% due 10/23/2019	1,381,000	1,389,895
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	713,000	727,672
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	919,000	1,037,097
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	1,176,000	1,447,204
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	2,140,000	2,628,096
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	1,766,000	1,762,004
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	572,000	578,610
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	1,180,000	1,191,138
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	1,199,000	1,214,713
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	1,581,000	1,841,097
Morgan Stanley Senior Notes 1.88% due 01/05/2018	1,736,000	1,744,876
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	3,137,000	3,222,508
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,208,000	1,280,592
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	1,462,000	1,579,367
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	75,000	92,988

		26,487,130

Diversified Financial Services - 0.4%

General Electric Capital Corp. Company Guar. Notes 1.50% due 07/12/2016	1,825,000	1,841,936
General Electric Capital Corp. Company Guar. Notes 5.88% due 01/14/2038	1,061,000	1,332,023
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	1,623,000	1,642,692

		4,816,651

Diversified Manufacturing Operations - 0.4%

General Electric Co. Senior Notes 2.70% due 10/09/2022	882,000	883,050
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	1,206,000	1,380,207
Textron, Inc. Senior Notes 4.63% due 09/21/2016	1,070,000	1,116,148
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	777,000	760,098

		4,139,503

Diversified Operations - 0.1%

MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018	535,000	535,037

E-Commerce/Services - 0.1%

Netflix, Inc. Senior Notes 5.38% due 02/01/2021	658,000	685,965

Electric-Integrated - 1.0%

AES Corp. Senior Notes 4.88% due 05/15/2023	530,000	508,800
AES Corp. Senior Notes 5.50% due 03/15/2024	424,000	426,120
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	549,000	552,802

Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,389,000	1,526,997
Entergy Arkansas, Inc. 1st Mtg. Bonds 4.95% due 12/15/2044	814,000	834,105
Entergy Louisiana LLC 1st Mtg. Bonds 4.95% due 01/15/2045	726,000	734,867
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	745,000	755,466
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	826,000	1,039,215
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	265,000	270,344
PPL Energy Supply LLC Senior Notes 6.50% due 06/01/2025*#	228,000	232,653
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	606,000	633,548
Southern California Edison Co. 1st Mtg. Bonds 1.13% due 05/01/2017	1,426,000	1,431,303
Southern Co. Senior Notes 1.30% due 08/15/2017	1,185,000	1,186,068
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	580,000	595,605

		10,727,893

Electronic Components-Misc. - 0.1%

Corning, Inc. Senior Notes 1.50% due 05/08/2018	667,000	668,294
Corning, Inc. Senior Notes 2.90% due 05/15/2022	667,000	672,930

		1,341,224

Electronic Components-Semiconductors - 0.2%

Intel Corp. Senior Notes 1.35% due 12/15/2017	1,120,000	1,126,608
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	500,000	491,250

		1,617,858

Electronics-Military - 0.0%

L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	290,000	287,579

Energy-Alternate Sources - 0.0%

TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	301,000	310,782

Enterprise Software/Service - 0.2%

Oracle Corp. Senior Notes 3.90% due 05/15/2035	1,004,000	971,933
Oracle Corp. Senior Notes 4.13% due 05/15/2045	1,008,000	975,698

		1,947,631

Finance-Auto Loans - 0.1%

Ally Financial, Inc. Senior Notes 4.13% due 03/30/2020	484,000	484,000
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	220,000	224,950
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	543,000	563,362

		1,272,312

Finance-Commercial - 0.0%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	223,000	215,474
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	220,000	220,550

		436,024

Finance-Consumer Loans - 0.2%

Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021#	727,000	701,555
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	514,000	550,298
Synchrony Financial Senior Notes 4.25% due 08/15/2024	1,135,000	1,164,172

		2,416,025

Finance-Credit Card - 0.3%

American Express Credit Corp. Senior Notes 1.55% due 09/22/2017	409,000	410,956
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	1,100,000	1,102,324
Discover Financial Services Senior Notes 3.75% due 03/04/2025	1,177,000	1,152,281

		2,665,561

Finance-Investment Banker/Broker - 0.1%

Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)	230,000	23
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	754,000	762,051

		762,092

Finance-Leasing Companies - 0.1%

Air Lease Corp. Senior Notes 4.75% due 03/01/2020	793,000	846,527

Finance-Mortgage Loan/Banker - 0.0%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	500,000	500,625

Finance-Other Services - 0.4%

National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	558,000	557,706
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	2,209,000	2,219,541
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	1,116,000	1,115,042

		3,892,289

Firearms & Ammunition - 0.0%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	451,000	360,800

Food-Dairy Products - 0.1%

Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	600,000	624,000

Food-Meat Products - 0.0%

JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	475,000	489,250

Food-Misc./Diversified - 0.0%

Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	391,000	393,444

Food-Retail - 0.1%

Albertson’s Holdings LLC/Saturn Acquisition Merger Sub, Inc. Senior Sec. Notes 7.75% due 10/15/2022*	335,000	361,800
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	435,000	466,537

		828,337

Food-Wholesale/Distribution - 0.0%

C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	281,000	276,785

Gambling (Non-Hotel) - 0.0%

Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	258,000	268,965
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(3)(4)(8)	5,195	51

		269,016

Gas-Distribution - 0.1%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	516,000	551,216

Hotels/Motels - 0.0%

Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*	350,000	357,000

Independent Power Producers - 0.1%

Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022*	425,000	452,625
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	406,000	419,195
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	521,000	545,747

		1,417,567

Insurance-Life/Health - 0.5%

CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	229,000	237,587
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	552,000	628,545
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	1,429,000	1,429,677
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	2,493,000	2,493,985
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	360,000	363,209

		5,153,003

Insurance-Multi-line - 0.6%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	2,184,000	2,678,263
Metropolitan Life Global Funding I Sec. Notes 1.30% due 04/10/2017*	3,355,000	3,363,076

		6,041,339

Insurance-Mutual - 0.2%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	700,000	652,049
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	1,394,000	1,410,422

		2,062,471

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	633,000	633,000
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023*	842,000	847,886

		1,480,886

Investment Management/Advisor Services - 0.1%

Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	343,000	343,000
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	573,000	579,446

		922,446

Machinery-Farming - 0.3%

John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	1,638,000	1,644,126
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	1,975,000	1,992,285

		3,636,411

Medical Instruments - 0.1%

Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025*	698,000	714,753

Medical Labs & Testing Services - 0.5%

Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	292,000	292,397
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	945,000	929,668
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	484,000	466,976
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*#	2,037,000	2,051,532
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	1,595,000	1,619,649

		5,360,222

Medical Products - 0.1%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	431,000	438,442
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	869,000	810,343

		1,248,785

Medical-Biomedical/Gene - 0.3%

Amgen, Inc. Senior Notes 3.13% due 05/01/2025	1,375,000	1,337,531
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	1,510,000	1,461,993

		2,799,524

Medical-Drugs - 0.3%

AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	408,000	409,802
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	475,000	478,037
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	392,000	397,880
Forest Laboratories, Inc. Company Guar. Notes 4.88% due 02/15/2021*	1,079,000	1,179,248
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	500,000	507,500

		2,972,467

Medical-Generic Drugs - 0.3%

Mylan, Inc. Company Guar. Notes 5.40% due 11/29/2043	982,000	1,055,342
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	2,144,000	2,245,893

		3,301,235

Medical-HMO - 0.1%

UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	894,000	899,382

Medical-Hospitals - 0.4%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	308,000	316,470
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	195,000	197,925
HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	260,000	269,100
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	95,000	97,850
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	750,000	838,125
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	800,000	864,000
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	700,000	697,375
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	400,000	418,250
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	600,000	610,500

		4,309,595

Metal-Copper - 0.1%

Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	923,000	924,348

Multimedia - 0.5%

Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	394,000	498,697
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	3,430,000	3,417,700
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	491,000	474,953
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	500,000	487,178

		4,878,528

Music - 0.0%

WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	234,000	242,190
WMG Acquisition Corp. Company Guar. Notes 6.75% due 04/15/2022*	255,000	247,669

		489,859

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	1,162,000	1,183,896

Oil & Gas Drilling - 0.0%

Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	186,000	178,560

Oil Companies-Exploration & Production - 1.7%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	2,582,000	3,102,614
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	575,000	431,250
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	500,000	510,000
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	247,000	197,600
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	525,000	501,047
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 6.38% due 06/15/2023*#	383,000	383,479
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	469,000	492,450
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	890,000	858,850
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*	298,000	302,470
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020#	367,000	265,157
Hess Corp. Senior Notes 5.60% due 02/15/2041	1,256,000	1,342,200
Hess Corp. Senior Notes 7.88% due 10/01/2029	461,000	599,492
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	870,000	846,075
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	364,000	303,940

Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	585,000	573,300
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	989,000	1,023,615
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	648,000	655,930
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	553,000	555,804
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020#	614,000	580,230
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019#	715,000	639,925
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	520,000	426,400
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020#	107,000	99,510
Rice Energy, Inc. Company Guar. Notes 7.25% due 05/01/2023*	500,000	520,000
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	400,000	424,040
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	419,000	398,050
SM Energy Co. Senior Notes 5.63% due 06/01/2025	281,000	283,459
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	292,000	300,246
Southwestern Energy Co. Senior Notes 4.05% due 01/23/2020	551,000	570,838
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025	1,075,000	1,116,564

		18,304,535

Oil Companies-Integrated - 0.4%

Chevron Corp. Senior Notes 1.37% due 03/02/2018	1,193,000	1,196,300
Chevron Corp. Senior Notes 1.96% due 03/03/2020	656,000	657,799
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	469,000	469,849
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	1,240,000	1,242,777
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	822,000	966,666

		4,533,391

Oil Refining & Marketing - 0.1%

Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	246,000	246,307
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	620,000	658,750

		905,057

Oil-Field Services - 0.1%

Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	414,000	434,700
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	680,000	730,150

		1,164,850

Paper & Related Products - 0.8%

Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	670,000	654,925
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	1,205,000	1,328,979
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	1,868,000	1,884,201
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,790,000	2,876,241
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	996,000	1,126,008
International Paper Co. Senior Notes 3.80% due 01/15/2026	487,000	489,818
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	430,000	439,675

		8,799,847

Pipelines - 1.3%

Access Midstream Partners LP/ACMP Finance Corp. Senior Notes 4.88% due 05/15/2023	796,000	812,915

Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018*	245,000	247,257
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025*	1,181,000	1,198,552
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	479,000	420,365
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	1,848,000	2,129,598
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	1,133,000	1,079,587
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	920,000	863,236
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	1,894,000	2,092,129
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	678,000	679,517
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	556,000	530,725
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	467,000	469,370
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	314,000	309,290
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.75% due 02/15/2021	250,000	250,000
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	500,000	506,250
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	1,322,000	1,419,552
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	387,000	386,032
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	225,000	228,937
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	117,000	123,143
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	384,000	402,048

		14,148,503

Poultry - 0.1%

Pilgrim’s Pride Corp. Company Guar. Notes 5.75% due 03/15/2025*	513,000	520,695

Printing-Commercial - 0.1%

Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	549,000	569,588
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	525,000	515,156

		1,084,744

Publishing-Newspapers - 0.1%

Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	493,000	501,936
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022#	740,000	721,500

		1,223,436

Publishing-Periodicals - 0.2%

Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	953,000	981,590
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	930,000	904,425

		1,886,015

Radio - 0.0%

Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	500,000	500,750

Real Estate Investment Trusts - 0.5%

AvalonBay Communities, Inc. Senior Notes 3.45% due 06/01/2025	419,000	424,488
Communications Sales & Leasing, Inc. Company Guar. Notes 8.25% due 10/15/2023*	400,000	408,000
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	554,000	569,235
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	497,000	500,728
HCP, Inc. Senior Notes 3.75% due 02/01/2016	330,000	336,070

iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	500,000	494,375
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027*	1,327,000	1,306,357
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	1,084,000	1,132,178
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2023*	261,000	261,000

		5,432,431

Real Estate Management/Services - 0.1%

American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	756,000	777,619
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	500,000	508,750

		1,286,369

Real Estate Operations & Development - 0.1%

Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	604,000	640,240

Retail-Appliances - 0.1%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022*#	741,000	711,360

Retail-Building Products - 0.1%

Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	779,000	783,492

Retail-Computer Equipment - 0.0%

GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*#	419,000	434,712

Retail-Discount - 0.2%

Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	1,248,000	1,236,994
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	985,000	1,032,168

		2,269,162

Retail-Drug Store - 0.1%

CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	573,754	615,178
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	293,320	339,396
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	508,787	602,145

		1,556,719

Retail-Music Store - 0.0%

Guitar Center, Inc. Senior Sec. Notes 6.50% due 04/15/2019*#	109,000	98,373

Retail-Regional Department Stores - 0.0%

Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	620,000	502,200

Retail-Restaurants - 0.1%

Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	511,000	549,964
McDonald’s Corp. Senior Notes 4.60% due 05/26/2045	498,000	504,741
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	473,000	487,190

		1,541,895

Savings & Loans/Thrifts - 0.7%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	1,520,000	1,604,626
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	2,927,000	3,239,917
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,210,000	2,470,671

		7,315,214

Schools - 0.1%

President and Fellows of Harvard College Notes 3.62% due 10/01/2037	360,000	353,088
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	516,000	534,033

		887,121

Semiconductor Equipment - 0.0%

Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	295,000	308,275

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*	267,000	277,680

Special Purpose Entities - 0.2%

MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,511,000	1,536,841

MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	483,000	473,978

		2,010,819

Specified Purpose Acquisitions - 0.1%

Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	815,000	802,775

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	1,394,000	1,296,636

Steel-Producers - 0.1%

AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	507,000	440,456
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	377,000	381,713

		822,169

Steel-Specialty - 0.1%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	743,000	770,862

Storage/Warehousing - 0.0%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	410,000	434,600

Telecom Services - 0.1%

Altice US Finance I Corp. Senior Sec. Notes 5.38% due 07/15/2023*	229,000	229,000
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022*	334,000	337,340

		566,340

Telecommunication Equipment - 0.3%

CommScope Technologies Finance LLC Senior Notes 6.00% due 06/15/2025*	286,000	289,575
Harris Corp. Senior Notes 3.83% due 04/27/2025	274,000	274,445
Harris Corp. Senior Notes 4.85% due 04/27/2035	1,004,000	989,788
Harris Corp. Senior Notes 5.05% due 04/27/2045	950,000	943,801
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	300,000	304,500

		2,802,109

Telephone-Integrated - 1.5%

AT&T, Inc. Senior Notes 3.00% due 06/30/2022	2,175,000	2,141,496
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	615,000	598,152
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	1,170,000	1,043,005
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	1,507,000	1,428,631
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,425,000	1,356,972
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	241,000	242,205
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025*	490,000	473,463
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	443,000	454,075
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	403,000	431,210
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	292,000	319,740
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	635,000	647,700
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	1,121,000	1,127,417
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	469,000	451,403
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	130,000	141,785
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055*	2,797,000	2,516,735
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	2,221,000	2,143,269
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	65,000	76,451

		15,593,709

Theaters - 0.0%

National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	365,000	377,775

Transport-Equipment & Leasing - 0.1%

Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	640,000	532,800

Transport-Rail - 0.1%

Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	685,000	635,135

Travel Services - 0.0%

Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	464,000	472,120

Trucking/Leasing - 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.05% due 01/09/2020*	803,000	814,211

Web Hosting/Design - 0.0%

Equinix, Inc. Senior Notes 5.38% due 01/01/2022	205,000	213,328

Wire & Cable Products - 0.1%

Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021	334,000	344,855
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	962,000	880,230

		1,225,085

X-Ray Equipment - 0.0%

Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	402,000	416,572

Total U.S. Corporate Bonds & Notes
(cost $284,009,351)		284,257,684

FOREIGN CORPORATE BONDS & NOTES - 7.8%
Agricultural Chemicals - 0.1%

Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*	890,000	916,700

Airlines - 0.1%

Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	600,000	640,500

Auto-Cars/Light Trucks - 0.2%

Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	1,513,000	1,567,674
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	655,000	668,679

		2,236,353

Banks-Commercial - 2.4%

Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	47,000	47,212
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*	2,290,000	2,299,197
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.45% due 09/08/2017*	1,421,000	1,417,585
BPCE SA Sub. Notes 4.50% due 03/15/2025*	1,450,000	1,441,776
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 1.70% due 03/19/2018	377,000	379,755
Credit Suisse Senior Notes 1.70% due 04/27/2018	1,116,000	1,111,225
Credit Suisse Senior Notes 3.00% due 10/29/2021	513,000	516,443
Credit Suisse Sub. Notes 5.40% due 01/14/2020	2,576,000	2,870,511
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 4.88% due 05/15/2045*	1,541,000	1,561,358
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	1,529,000	1,541,588
ING Bank NV Senior Notes 4.00% due 03/15/2016*	998,000	1,021,363
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	2,140,000	2,146,923
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	1,906,000	1,905,867
National Australia Bank, Ltd. Senior Notes 2.75% due 03/09/2017	1,396,000	1,438,586
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	2,515,000	2,510,327
Standard Chartered PLC Senior Notes 2.25% due 04/17/2020*	1,770,000	1,751,916
Standard Chartered PLC Senior Notes 3.20% due 04/17/2025*	1,513,000	1,461,815

		25,423,447

Banks-Money Center - 0.1%

Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	591,000	598,439

Beverages-Non-alcoholic - 0.2%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	1,764,000	1,795,752

Beverages-Wine/Spirits - 0.2%

Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	1,752,000	1,936,167

Building-Residential/Commercial - 0.0%

Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	429,000	416,130

Cable/Satellite TV - 0.1%

Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	323,000	325,826
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.00% due 01/15/2025*	275,000	272,938

		598,764

Chemicals-Diversified - 0.0%

NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	425,000	435,625

Chemicals-Plastics - 0.1%

Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	982,000	953,031

Consumer Products-Misc. - 0.1%

Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	1,100,000	1,090,375

Cruise Lines - 0.1%

NCL Corp, Ltd. Senior Notes 5.25% due 11/15/2019*	424,000	438,289
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	263,000	277,465
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027	20,000	23,300
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	400,000	401,000

		1,140,054

Diversified Banking Institutions - 0.9%

Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	1,207,000	1,198,575
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	3,745,000	3,753,100
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025	1,564,000	1,535,681
UBS AG Senior Notes 1.80% due 03/26/2018	2,222,000	2,223,678
UBS AG Sub. Notes 5.13% due 05/15/2024	1,007,000	1,026,490
UBS AG Sub. Notes 7.63% due 08/17/2022	335,000	398,972

		10,136,496

Diversified Manufacturing Operations - 0.2%

Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	432,000	432,051
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	1,097,000	1,105,228
Siemens Financieringsmaatschappij NV Company Guar. Notes 4.40% due 05/27/2045*	968,000	994,736

		2,532,015

Diversified Minerals - 0.2%

Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*#	596,000	606,994
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	493,000	492,726
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*#	358,000	274,318
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*#	277,000	290,850

		1,664,888

Electric-Generation - 0.1%

Electricite de France SA Senior Notes 6.00% due 01/22/2114*	522,000	585,421

Finance-Leasing Companies - 0.1%

Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	68,000	70,890
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	256,000	270,720
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	323,000	355,704

Fly Leasing, Ltd. Senior Notes 6.75% due 12/15/2020	650,000	671,125

		1,368,439

Gambling (Non-Hotel) - 0.1%

International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*	929,000	870,937

Gold Mining - 0.1%

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	743,000	736,675
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	400,000	388,608

		1,125,283

Insurance-Multi-line - 0.2%

XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	563,000	567,802
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	1,264,000	1,243,610

		1,811,412

Medical-Drugs - 0.3%

Grifols Worldwide Operations, Ltd. Company Guar. Notes 5.25% due 04/01/2022	749,000	763,980
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	1,458,000	1,470,787
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	170,000	176,375
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	636,000	659,055

		3,070,197

Medical-Generic Drugs - 0.4%

Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,112,000	1,127,370
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	711,000	715,989
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024	984,000	994,874
Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021	992,000	1,013,699

		3,851,932

Metal-Copper - 0.0%

First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	219,000	211,061

Oil & Gas Drilling - 0.0%

CHC Helicopter SA Senior Sec. Notes 9.25% due 10/15/2020#	349,200	295,947

Oil Companies-Exploration & Production - 0.3%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	681,000	892,141
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	101,000	98,222
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	480,000	463,200
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	222,000	209,790
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	475,000	460,750
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	1,527,000	1,451,646

		3,575,749

Oil Companies-Integrated - 0.5%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,793,000	1,796,703
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	711,000	715,426
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	588,000	662,837
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	263,000	256,162
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	902,000	906,247
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	781,000	792,165
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	504,000	515,775

		5,645,315

Paper & Related Products - 0.0%

Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	500,000	496,250

Printing-Commercial - 0.1%

Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	490,000	510,825

Satellite Telecom - 0.1%

Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	1,075,000	987,323

Security Services - 0.0%

Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	358,000	350,840

Steel-Producers - 0.0%

ArcelorMittal Senior Notes 7.00% due 02/25/2022#	236,000	257,830
ArcelorMittal Senior Notes 7.50% due 03/01/2041	211,000	212,583

		470,413

SupraNational Banks - 0.1%

North American Development Bank Senior Notes 2.30% due 10/10/2018	1,002,000	1,020,836

Telecom Services - 0.1%

Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	773,000	792,325
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*	227,000	235,229
Altice SA Company Guar. Notes 7.75% due 05/15/2022*	193,000	194,930
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 01/15/2025*	275,000	281,875

		1,504,359

Telephone-Integrated - 0.3%

Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	883,000	999,997
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	1,934,000	2,224,100

		3,224,097

Total Foreign Corporate Bonds & Notes
(cost $83,097,365)		83,491,372

FOREIGN GOVERNMENT OBLIGATIONS - 5.2%
Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	986,000	995,104

Regional Authority - 0.1%

Province of British Columbia Senior Notes 2.85% due 06/15/2015	1,222,000	1,223,100

Sovereign - 5.0%

Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040	700,000	715,750
Dominican Republic Senior Notes 5.50% due 01/27/2025*	830,000	842,450
Dominican Republic Senior Notes 5.50% due 01/27/2025	1,000,000	1,015,000
Dominican Republic Senior Notes 6.85% due 01/27/2045#	600,000	621,000
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021	900,000	956,250
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045	647,000	600,093
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037	280,000	335,300
Government of Canada Senior Notes 0.88% due 02/14/2017	956,000	959,787
Government of Romania Senior Notes 4.88% due 01/22/2024	1,400,000	1,529,920
Government of Romania Senior Notes 6.13% due 01/22/2044	250,000	304,300
Government of Romania Senior Notes 6.75% due 02/07/2022	800,000	958,024
Kingdom of Bahrain Bonds 6.00% due 09/19/2044	1,400,000	1,358,000
Lebanese Republic Senior Notes 6.60% due 11/27/2026	1,350,000	1,402,312
Lebanese Republic Senior Notes 8.25% due 04/12/2021	700,000	796,250
Oriental Republic of Uruguay Senior Notes 4.13% due 11/20/2045	1,400,000	1,267,000
Republic of Armenia Senior Notes 6.00% due 09/30/2020	200,000	199,200

Republic of Armenia Notes 7.15% due 03/26/2025	1,400,000	1,440,278
Republic of Colombia Senior Notes 6.13% due 01/18/2041	1,000,000	1,142,500
Republic of Costa Rica Senior Notes 7.16% due 03/12/2045*	200,000	197,500
Republic of Croatia Senior Notes 6.75% due 11/05/2019	700,000	774,375
Republic of El Salvador Senior Notes 5.88% due 01/30/2025	700,000	677,250
Republic of Ghana Notes 7.88% due 08/07/2023	1,400,000	1,318,562
Republic of Indonesia Senior Notes 4.13% due 01/15/2025*	750,000	747,000
Republic of Indonesia Senior Notes 5.88% due 03/13/2020	800,000	902,000
Republic of Indonesia Senior Notes 6.63% due 02/17/2037	800,000	926,000
Republic of Ivory Coast Senior Notes 5.38% due 07/23/2024	1,400,000	1,335,250
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028	500,000	500,000
Republic of Kazakhstan Senior Notes 3.88% due 10/14/2024	900,000	865,125
Republic of Kenya Notes 5.88% due 06/24/2019	800,000	826,400
Republic of Lithuania Senior Notes 7.38% due 02/11/2020	1,100,000	1,335,125
Republic of Mozambique Government Guar. Notes 6.31% due 09/11/2020	1,000,000	960,160
Republic of Paraguay Senior Notes 4.63% due 01/25/2023	1,400,000	1,435,000
Republic of Paraguay Notes 6.10% due 08/11/2044	1,000,000	1,075,000
Republic of Peru Senior Notes 5.63% due 11/18/2050	114,000	133,950
Republic of Peru Senior Notes 7.35% due 07/21/2025	810,000	1,085,400
Republic of Poland Senior Notes 3.00% due 03/17/2023	1,350,000	1,348,839
Republic of Senegal Senior Notes 8.75% due 05/13/2021	1,400,000	1,573,404
Republic of Serbia Senior Notes 5.25% due 11/21/2017	1,500,000	1,556,400
Republic of South Africa Senior Notes 6.25% due 03/08/2041	700,000	826,000
Republic of South Africa Senior Notes 6.88% due 05/27/2019	1,000,000	1,147,000
Republic of Sri Lanka Senior Notes 5.13% due 04/11/2019	750,000	747,188
Republic of Sri Lanka Senior Notes 6.25% due 10/04/2020	1,400,000	1,429,820
Republic of the Philippines Senior Notes 3.95% due 01/20/2040	700,000	731,500
Republic of the Philippines Senior Notes 6.50% due 01/20/2020	700,000	833,875
Republic of the Philippines Senior Notes 9.88% due 01/15/2019	300,000	383,250
Republic of Turkey Senior Notes 4.25% due 04/14/2026	722,000	700,484
Republic of Turkey Senior Notes 7.38% due 02/05/2025	600,000	733,500
Republic of Turkey Senior Notes 11.88% due 01/15/2030	400,000	692,000
Republic of Zambia Senior Notes 8.50% due 04/14/2024	1,400,000	1,512,000
Russian Federation Senior Notes 4.50% due 04/04/2022	1,200,000	1,177,030
United Mexican States Senior Notes 3.50% due 01/21/2021	2,407,000	2,481,617
United Mexican States Senior Notes 3.60% due 01/30/2025	983,000	988,406
United Mexican States Senior Notes 4.00% due 10/02/2023	800,000	834,000
United Mexican States Senior Notes 4.75% due 03/08/2044	938,000	945,269
United Mexican States Senior Notes 6.05% due 01/11/2040	400,000	476,000

United Mexican States Senior Notes Series A 7.50% due 04/08/2033	530,000	744,650

		53,399,743

Total Foreign Government Obligations
(cost $55,718,883)		55,617,947

U.S. GOVERNMENT AGENCIES - 28.7%
Federal Home Loan Mtg. Corp. - 7.7%

1.89% due 02/01/2037 FRS	482,495	508,178
2.48% due 11/01/2037 FRS	3,314,579	3,557,172
2.50% due 01/01/2028	1,168,124	1,198,067
2.50% due 04/01/2028	2,447,963	2,510,741
3.00% due 08/01/2027	497,428	520,879
3.00% due 10/01/2042	2,295,424	2,330,263
3.00% due 11/01/2042	1,866,047	1,893,144
3.00% due 02/01/2043	4,350,464	4,416,931
3.00% due 04/01/2043	4,154,483	4,214,135
3.00% due 05/01/2043	873,259	886,521
3.00% due 08/01/2043	8,745,207	8,866,185
3.50% due 02/01/2042	622,568	650,091
3.50% due 03/01/2042	767,923	802,768
3.50% due 04/01/2042	2,684,366	2,806,097
3.50% due 08/01/2042	8,809,424	9,214,726
3.50% due 09/01/2043	2,561,423	2,683,985
3.50% due 03/01/2045	9,185,784	9,596,681
4.00% due 03/01/2023	1,237,070	1,303,723
4.00% due 09/01/2040	412,985	442,075
4.00% due 10/01/2043	8,161,885	8,709,479
4.50% due 11/01/2018	39,227	40,962
4.50% due 02/01/2019	46,062	48,163
4.50% due 01/01/2039	61,110	66,310
4.50% due 12/01/2039	1,452,535	1,609,250
4.50% due 06/01/2041	1,120,721	1,220,179
5.00% due 10/01/2033	5,274	5,843
5.00% due 07/01/2040	1,209,380	1,351,547
5.50% due 11/01/2018	22,146	23,228
5.50% due 11/01/2032	25,687	29,021
5.50% due 07/01/2034	47,473	53,811
5.50% due 02/01/2035	104,400	118,159
5.50% due 07/01/2035	2,229	2,522
5.50% due 01/01/2036	485,627	551,636
5.50% due 05/01/2037	79,285	89,302
6.00% due 07/01/2035	96,814	110,295
6.00% due 03/01/2040	396,093	451,996
6.50% due 12/01/2032	153,833	176,741
6.50% due 02/01/2036	25,682	29,580
6.50% due 09/01/2036	533	612
6.50% due 05/01/2037	101,541	116,661
7.00% due 11/01/2016	996	1,018
Federal Home Loan Mtg. Corp. REMIC Series 3964, Class MD 2.00% due 01/15/2041(2)	712,128	722,599
Series 3572, Class JS FRS 6.61% due 09/15/2039(2)(5)	2,484,999	414,793
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2014-HQ1, Class M1
1.83% due 08/25/2024(2)	801,348	805,192
Series 2014-DN1, Class M2
2.38% due 02/25/2024(2)	2,020,000	2,044,472
Series 2014-HQ2, Class M2
2.38% due 09/25/2024(2)	2,515,000	2,534,796
Series 2015-HQ1, Class M2
2.38% due 03/25/2025(2)	3,117,000	3,141,334

		82,871,863

Federal National Mtg. Assoc. - 18.9%

2.11% due 05/01/2037 FRS	820,689	871,636
2.28% due 07/01/2039 FRS	2,065,188	2,183,226
2.32% due 05/01/2040 FRS	3,219,026	3,435,354
2.39% due 06/01/2034 FRS	2,638,108	2,822,951
2.41% due 11/01/2036 FRS	1,368,685	1,464,216
2.44% due 08/01/2035 FRS	1,764,802	1,893,710
2.50% due 02/01/2028	2,457,044	2,522,655
2.50% due 04/01/2028	596,081	611,992
2.50% due June TBA	6,310,000	6,450,208
3.00% due 10/01/2027	355,655	372,241
3.00% due 11/01/2027	2,536,768	2,655,069
3.00% due 01/01/2028	3,591,375	3,758,980
3.00% due 10/01/2040 FRS	955,037	1,017,239
3.00% due 03/01/2042	4,043,016	4,112,410
3.00% due 12/01/2042	4,001,286	4,069,967
3.00% due 05/01/2043	4,861,284	4,940,479
3.00% due 02/01/2045	3,439,789	3,490,890
3.00% due June TBA	11,988,000	12,277,286
3.21% due 10/01/2040 FRS	1,943,856	2,075,688
3.50% due 08/01/2026	2,412,856	2,564,603
3.50% due 09/01/2026	2,255,845	2,403,058
3.50% due 08/01/2027	370,211	392,823
3.50% due 10/01/2028	4,604,778	4,894,702
3.50% due 12/01/2041	720,884	756,593
3.50% due 03/01/2042	970,211	1,015,346
3.50% due 08/01/2042	5,740,817	6,016,041
3.50% due 09/01/2042	848,988	888,624
3.50% due 02/01/2043	3,988,300	4,200,771
3.50% due 03/01/2043	1,962,300	2,053,002
3.50% due 08/01/2043	8,816,499	9,224,017
3.50% due June TBA	4,689,000	4,901,103
4.00% due 11/01/2025	181,981	193,937
4.00% due 04/01/2039	2,487,841	2,655,195
4.00% due 06/01/2039	750,761	813,639
4.00% due 09/01/2040	216,962	232,355
4.00% due 10/01/2040	494,277	529,633
4.00% due 12/01/2040	3,470,044	3,716,103
4.00% due 10/01/2041	4,561,878	4,886,675
4.00% due 11/01/2041	2,516,748	2,694,024

4.00% due 10/01/2043	6,242,527	6,661,792
4.00% due 12/01/2043	661,345	714,735
4.00% due 10/01/2044	3,048,766	3,257,662
4.00% due June TBA	10,833,000	11,568,250
4.50% due 06/01/2018	5,568	5,815
4.50% due 10/01/2024	915,413	983,004
4.50% due 03/01/2025	1,343,348	1,442,753
4.50% due 06/01/2039	341,421	374,890
4.50% due 09/01/2039	1,887,032	2,055,973
4.50% due 01/01/2040	809,769	899,376
4.50% due 02/01/2040	1,583,505	1,753,487
4.50% due 05/01/2040	577,787	638,215
4.50% due 08/01/2040	687,109	746,893
4.50% due 09/01/2040	4,586,544	5,001,599
4.50% due 11/01/2040	640,580	698,265
4.50% due 12/01/2040	662,707	722,848
4.50% due 05/01/2041	1,729,335	1,885,798
4.50% due 07/01/2041	923,849	1,007,645
4.50% due 03/01/2042	6,599,339	7,197,274
4.50% due June TBA	7,462,000	8,113,060
5.00% due 03/15/2016	248,000	257,076
5.00% due 09/01/2018	3,631	3,840
5.00% due 10/01/2018	3,168	3,351
5.00% due 03/01/2020	6,993	7,467
5.00% due 06/01/2022	170,279	181,775
5.00% due 10/01/2024	419,383	445,400
5.00% due 09/01/2033	1,258,275	1,404,044
5.00% due 04/01/2040	725,986	807,140
5.00% due 05/01/2040	1,354,274	1,513,251
5.00% due 06/01/2040	6,409,203	7,121,053
5.00% due 07/01/2040	3,526,149	3,919,598
5.00% due June TBA	1,500,000	1,668,516
5.50% due 12/01/2029	325,988	368,517
5.50% due 12/01/2033	70,196	79,777
5.50% due 07/01/2037	85,798	96,992
5.50% due 08/01/2037	3,063,099	3,463,940
5.50% due 06/01/2038	405,966	463,310
5.50% due 09/01/2039	1,148,092	1,311,426
6.00% due 09/01/2016	2,664	2,670
6.00% due 12/01/2016	1,604	1,646
6.00% due 08/01/2034	54,524	62,713
6.00% due 11/01/2035	99,803	113,915
6.00% due 06/01/2036	142,515	163,423
6.00% due 12/01/2036	248,905	284,708
6.00% due 10/01/2037	28,700	32,744
6.00% due 07/01/2038	1,179,340	1,348,265
6.00% due 09/01/2038	643,044	734,725
6.00% due 11/01/2038	403,729	461,703
6.50% due 02/01/2017	2,712	2,783
Fannie Mae Connecticut Avenue Securities FRS
Series 2014-C01, Class M1
1.78% due 01/25/2024(2)	1,832,516	1,844,191
Series 2013-C01, Class M1
2.18% due 10/25/2023(2)	2,653,643	2,693,071
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	968,589	973,352

		203,624,157

Government National Mtg. Assoc. - 2.0%

3.00% due 02/20/2045	3,670,711	3,767,750
3.50% due 03/20/2045	2,949,957	3,105,738
3.50% due 04/20/2045	4,968,096	5,230,707
3.50% due 06/18/2045	2,711,000	2,847,661
4.00% due 03/20/2044	1,902,653	2,026,931
4.50% due 05/15/2039	992,634	1,117,102
5.00% due 05/15/2034	388,244	437,374
5.00% due 01/15/2040	696,130	784,264
5.50% due 12/15/2039	1,164,913	1,320,455
6.00% due 10/15/2039	945,282	1,075,099
7.00% due 09/15/2028	4,306	4,429

		21,717,510

Tennessee Valley Authority - 0.1%

1.75% due 10/15/2018	565,000	575,183

Total U.S. Government Agencies (cost $304,226,011)		308,788,713

U.S. GOVERNMENT TREASURIES - 19.3%
United States Treasury Bonds - 4.2%

2.75% due 11/15/2042	176,000	171,765
2.88% due 05/15/2043	1,300,000	1,300,304
3.13% due 11/15/2041	830,000	875,002
3.13% due 02/15/2042	8,027,000	8,449,044
3.13% due 02/15/2043	3,700,000	3,883,553
3.13% due 08/15/2044	2,010,000	2,115,368
3.50% due 02/15/2039	2,674,000	2,999,894
3.63% due 08/15/2043	2,000,000	2,302,032
3.63% due 02/15/2044	2,677,000	3,082,314
3.75% due 08/15/2041	152,000	178,410
3.75% due 11/15/2043	5,000,000	5,885,155
4.25% due 11/15/2040	3,000,000	3,786,564
4.38% due 05/15/2041	1,901,000	2,453,033
4.50% due 02/15/2036	3,610,000	4,692,719
4.50% due 05/15/2038	588,000	762,976
4.63% due 02/15/2040	284,000	376,921
5.25% due 11/15/2028	1,575,000	2,101,272
8.13% due 08/15/2019	158,000	202,240

		45,618,566

United States Treasury Notes - 15.1%

0.13% due 04/15/2018 TIPS(9)	2,243,708	2,284,375
0.38% due 11/15/2015	76,000	76,083
0.50% due 07/31/2017	7,436,000	7,409,275
0.63% due 08/31/2017	11,203,000	11,183,742
0.75% due 12/31/2017	351,000	350,424
0.88% due 12/31/2016	5,005,000	5,036,281
0.88% due 02/28/2017	7,000,000	7,041,566
1.00% due 08/31/2016	3,656,000	3,683,705
1.00% due 05/31/2018	4,000,000	4,005,312
1.25% due 10/31/2015	2,407,000	2,418,472
1.25% due 01/31/2020	1,000,000	992,188
1.38% due 06/30/2018	4,000,000	4,048,124
1.38% due 07/31/2018	4,800,000	4,853,626
1.38% due 12/31/2018	2,002,000	2,018,266
1.38% due 03/31/2020	3,064,000	3,053,466
1.38% due 04/30/2020	1,906,000	1,897,513
1.50% due 06/30/2016	158,000	159,963
1.50% due 08/31/2018	7,000,000	7,102,263

1.50% due 01/31/2019	14,000,000	14,167,342
1.50% due 01/31/2022	6,280,000	6,151,455
1.63% due 12/31/2019	584,000	589,612
1.63% due 08/15/2022	2,038,000	2,005,041
1.75% due 10/31/2018	19,634,000	20,071,171
1.75% due 03/31/2022	558,000	554,948
1.75% due 05/15/2023	10,200,000	10,047,796
2.00% due 11/15/2021	1,001,000	1,014,529
2.00% due 02/15/2025#	1,687,000	1,672,765
2.13% due 12/31/2021	473,000	482,534
2.25% due 11/15/2024	20,000,000	20,282,820
2.38% due 05/31/2018	5,631,000	5,869,000
2.75% due 12/31/2017	2,267,000	2,378,933
3.00% due 02/28/2017	830,000	865,469
3.13% due 05/15/2019	262,000	280,893
3.13% due 05/15/2021	2,199,000	2,377,497
3.38% due 11/15/2019	1,099,000	1,193,874
3.50% due 05/15/2020	3,472,000	3,807,538
3.63% due 08/15/2019	78,000	85,373
4.25% due 08/15/2015	750,000	756,504

		162,269,738

Total U.S. Government Treasuries (cost $203,253,994)		207,888,304

MUNICIPAL BONDS & NOTES - 0.3%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	1,057,000	1,057,687
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.50% due 10/01/2062	1,010,000	1,041,886
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.90% due 10/01/2051	861,000	978,371

Total Municipal Bonds & Notes (cost $2,917,373)		3,077,944

COMMON STOCKS - 0.0%
Power Converter/Supply Equipment - 0.0%

TPT Acquisition, Inc.†(3)(4)	2,970	44,550

Television - 0.0%

ION Media Networks, Inc.†(3)(4)	79	51,053

Total Common Stocks (cost $44,752)		95,603

PREFERRED SECURITIES - 0.2%
Electric-Integrated - 0.1%

Entergy Louisiana LLC 4.70%#	22,875	544,654

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. VRS Series Z 8.38%	6,900	28,635

Telecom Services - 0.1%

Qwest Corp. 6.13%#	44,275	1,109,089

Total Preferred Securities (cost $1,785,164)		1,682,378

PREFERRED SECURITIES/CAPITAL SECURITIES - 2.9%
Banks-Commercial - 0.2%

Nordea Bank AB FRS 6.13% due 09/23/2024*#(6)	$698,000	715,017
Standard Chartered PLC FRS 6.50% due 04/02/2020*#(6)	1,213,000	1,228,056

		1,943,073

Banks-Fiduciary - 0.1%

Bank of New York Mellon Corp. FRS Series E 4.95% due 06/20/2020(6)	1,073,000	1,073,000
State Street Corp. FRS Series F 5.25% due 09/15/2020(6)	515,000	520,794

		1,593,794

Banks-Super Regional - 0.3%

Capital One Financial Corp. FRS Series E 5.55% due 06/01/2020(6)	574,000	574,717
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(6)	1,253,000	1,201,314
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(6)	945,000	993,431
Wells Fargo Capital X 5.95% due 12/01/2086	393,000	399,878

		3,169,340

Diversified Banking Institutions - 1.6%

BAC Capital Trust XIII FRS Series F 4.00% due 06/19/2015(6)	822,000	649,380
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(6)	1,712,000	1,726,980
Citigroup, Inc. FRS Series N 5.80% due 11/15/2019(6)	1,751,000	1,764,132
Credit Agricole SA FRS 6.63% due 09/23/2019*#(6)	1,181,000	1,183,953
Credit Suisse Group AG FRS 6.25% due 12/18/2024*(6)	1,298,000	1,273,662
Credit Suisse Group AG FRS 7.50% due 12/11/2023*(6)	1,037,000	1,103,109
Deutsche Bank AG VRS 7.50% due 12/30/2025#(6)	2,400,000	2,436,000
Goldman Sachs Group, Inc. FRS Series M 5.38% due 05/10/2020(6)	604,000	602,490
HSBC Holdings PLC VRS 6.38% due 03/30/2025(6)	660,000	677,160
JPMorgan Chase & Co. FRS Series Z 5.30% due 05/01/2020(6)	570,000	571,368

JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(6)	1,099,000	1,131,970
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(6)	2,008,000	2,141,532
Societe Generale SA FRS 6.00% due 01/27/2020*#(6)	1,997,000	1,907,135

		17,168,871

Electric-Integrated - 0.1%

Dominion Resources, Inc. FRS 5.75% due 10/01/2054	714,000	764,813

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(4)	148,000	15

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	777,000	783,216

Financial Guarantee Insurance - 0.0%

Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	484,000	401,720

Food-Dairy Products - 0.1%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	860,000	928,800

Insurance-Life/Health - 0.1%

Prudential Financial, Inc. FRS 5.38% due 05/15/2045	387,000	389,660
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	871,000	924,349

		1,314,009

Insurance-Multi-line - 0.1%

MetLife, Inc. 6.40% due 12/15/2066	1,052,000	1,202,436

Pipelines - 0.0%

TransCanada Trust FRS 5.63% due 05/20/2075	490,000	498,575

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	1,727,000	1,878,113

Total Preferred Securities/Capital Securities (cost $30,757,496)		31,646,775

Total Long-Term Investment Securities (cost $1,023,347,202)		1,034,196,546

SHORT-TERM INVESTMENT SECURITIES - 9.5%
Registered Investment Companies - 1.8%

State Street Navigator Securities Lending Prime Portfolio(7)	19,858,108	19,858,108

Time Deposits - 7.7%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2015	$82,545,000	82,545,000

Total Short-Term Investment Securities (cost $102,403,108)		102,403,108

TOTAL INVESTMENTS (cost $1,125,750,310)(10)	105.6%	1,136,599,654
Liabilities in excess of other assets	(5.6)	(60,310,062)

NET ASSETS —	100.0%	$1,076,289,592

†	Non-income producing security
#	The security or a portion thereof is out on loan
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2015, the aggregate value of these securities was $142,155,577 representing 13.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Illiquid security. At May 31, 2015, the aggregate value of these securities was $95,710 representing 0.0% of net assets.
(5)	Interest Only
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	At May 31, 2015, the Fund had loaned securities with a total value of $19,440,136. This was secured by collateral of $19,858,108, which was received in cash and subsequently invested in short-term investments currently valued at $19,858,108 as reported in the Portfolio of Investments.
(8)	Security in default of interest and principal at maturity.
(9)	Principal amount of security is adjusted for inflation.
(10)	See Note 5 for cost of investments on a tax basis.

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2015 and unless noted otherwise, the dates are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$57,649,826	$—	$57,649,826
U.S. Corporate Bonds & Notes:
Airlines	—	481,663	1,025,454	1,507,117
Gambling (Non-Hotel)	—	268,965	51	269,016
Other Industries	—	282,481,551	—	282,481,551
Foreign Corporate Bonds & Notes	—	83,491,372	—	83,491,372
Foreign Government Obligations	—	55,617,947	—	55,617,947
U.S. Government Agencies	—	308,788,713	—	308,788,713
U.S. Government Treasuries	—	207,888,304	—	207,888,304
Municipal Bonds & Notes	—	3,077,944	—	3,077,944
Common Stocks	—	—	95,603	95,603
Preferred Securities	1,682,378	—	—	1,682,378
Preferred Securities/Capital Securities	—	31,646,775	—	31,646,775
Short-Term Investment Securities:
Registered Investment Companies	19,858,108	—	—	19,858,108
Time Deposits	—	82,545,000	—	82,545,000

Total Investments at Value	$21,540,486	$1,113,938,060	$1,121,108	$1,136,599,654

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 0.3%
Building-Residential/Commercial - 0.1%

M/I Homes, Inc. Company Guar. Notes 3.00% due 03/01/2018	$330,000	$326,906

Medical-Drugs - 0.0%

Savient Pharmaceuticals, Inc. Escrow Notes 4.75% due 02/01/2018†(1)(2)	1,620,000	0

Oil Companies-Exploration & Production - 0.2%

Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	1,465,000	1,138,122

Total Convertible Bonds & Notes (cost $2,742,388)		1,465,028

U.S. CORPORATE BONDS & NOTES - 69.2%
Advertising Services - 0.2%

Getty Images, Inc. Senior Notes 7.00% due 10/15/2020#*	1,505,000	861,613

Applications Software - 0.3%

Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,285,000	1,407,075

Auto-Cars/Light Trucks - 1.7%

Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	3,805,000	4,202,623
General Motors Co. Senior Notes 4.88% due 10/02/2023	2,370,000	2,525,640
General Motors Co. Senior Notes 6.25% due 10/02/2043	845,000	977,586

		7,705,849

Auto/Truck Parts & Equipment-Original - 0.5%

ZF North America Capital, Inc. Company Guar. Notes 4.50% due 04/29/2022*	550,000	559,625
ZF North America Capital, Inc. Company Guar. Notes 4.75% due 04/29/2025*	1,565,000	1,565,000

		2,124,625

Banks-Commercial - 0.6%

CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	975,000	1,029,844
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	1,491,000	1,604,614

		2,634,458

Beverages-Wine/Spirits - 0.1%

Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	430,000	434,300

Building & Construction Products-Misc. - 1.8%

Associated Materials LLC/AMH New Finance, Inc. Senior Sec. Notes 9.13% due 11/01/2017	610,000	521,550
Building Materials Corp. Senior Notes 5.38% due 11/15/2024*	4,125,000	4,158,495
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	3,185,000	3,451,744

		8,131,789

Building & Construction-Misc. - 0.7%

Ply Gem Industries Inc. Company Guar. Notes 6.50% due 02/01/2022#	3,240,000	3,215,700

Building Products-Cement - 0.5%

Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	2,070,000	2,100,015

Building Products-Wood - 0.0%

Masco Corp. Senior Notes 7.75% due 08/01/2029	145,000	166,750

Building-Residential/Commercial - 2.8%

K Hovnanian Enterprises, Inc. Company Guar. Notes 7.00% due 01/15/2019*	670,000	626,450
K Hovnanian Enterprises, Inc. Company Guar. Notes 8.00% due 11/01/2019*	760,000	723,900
K Hovnanian Enterprises, Inc. Sec. Notes 9.13% due 11/15/2020*	2,035,000	2,152,013
KB Home Company Guar. Notes 4.75% due 05/15/2019	445,000	442,775
KB Home Company Guar. Notes 7.00% due 12/15/2021	1,480,000	1,539,200
KB Home Company Guar. Notes 7.50% due 09/15/2022#	2,255,000	2,367,750
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,623,536
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022(3)	2,721,000	2,697,191
Pulte Group, Inc. Company Guar. Notes 6.38% due 05/15/2033	285,000	293,550
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	390,000	395,850

		12,862,215

Cable/Satellite TV - 4.8%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	150,000	150,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 05/01/2023*	3,350,000	3,366,750
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	665,000	674,975
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	715,000	738,238
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	2,240,000	2,382,800
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	4,245,000	4,013,625
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,070,000	1,994,962
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	3,576,000	3,819,615
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	2,710,000	3,062,300
Harron Communications LP/Harron Finance Corp. Senior Notes 9.13% due 04/01/2020*	1,286,000	1,393,702

		21,596,967

Cellular Telecom - 5.7%

Sprint Communications Company Guar. Notes 7.00% due 03/01/2020*	2,955,000	3,261,581
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	1,955,000	2,240,919
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	4,460,000	4,487,875
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	4,165,000	4,235,388
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	3,270,000	2,910,300
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	250,000	262,188
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	370,000	390,350
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	2,565,000	2,686,837
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	2,275,000	2,425,833
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	2,450,000	2,609,250
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023#	220,000	234,300

		25,744,821

Commercial Services - 0.9%

ServiceMaster Co. Company Guar. Notes 7.00% due 08/15/2020	3,992,000	4,231,520

Computer Services - 0.6%

SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	1,680,000	1,753,500
SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/2018	570,000	593,512
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	525,000	555,188

		2,902,200

Data Processing/Management - 2.8%

Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	2,871,000	2,996,003
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	3,115,000	3,239,600
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	5,302,000	5,653,258
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(6)	553,000	591,710

		12,480,571

Decision Support Software - 0.4%

MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	1,550,000	1,617,813

Diagnostic Kits - 0.6%

Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020	2,555,000	2,689,137

Disposable Medical Products - 0.7%

Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	3,075,000	3,098,062

Distribution/Wholesale - 0.1%

American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	335,000	342,538

E-Commerce/Services - 0.0%

IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022	150,000	149,250

Electric-Integrated - 1.7%

DPL, Inc. Senior Notes 7.25% due 10/15/2021	2,615,000	2,847,081
GenOn Americas Generation LLC Senior Notes 9.13% due 05/01/2031#	1,565,000	1,471,100
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/2021	2,260,000	2,175,250
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*†(4)(5)	1,680,000	1,079,400

		7,572,831

Electronic Components-Semiconductors - 1.0%

Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	3,945,000	4,250,737
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	146,000	156,038

		4,406,775

Enterprise Software/Service - 1.3%

Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021#*(6)	3,000,000	3,052,500
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022*	2,910,000	3,023,199

		6,075,699

Entertainment Software - 1.6%

Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	5,920,000	6,327,000
Activision Blizzard, Inc. Company Guar. Notes 6.13% due 09/15/2023*	875,000	964,687

		7,291,687

Finance-Auto Loans - 0.4%

GMAC LLC Sub. Notes 8.00% due 12/31/2018	1,475,000	1,655,688

Finance-Consumer Loans - 0.1%

TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	340,000	289,000

Finance-Other Services - 0.7%

Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	2,400,000	2,418,000
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	955,000	917,994

		3,335,994

Food-Catering - 0.7%

Aramark Services, Inc. Company Guar. Notes 5.75% due 03/15/2020	2,905,000	3,032,094

Food-Retail - 0.2%

Albertson’s Holdings LLC/Saturn Acquisition Merger Sub, Inc. Senior Sec. Notes 7.75% due 10/15/2022*	663,000	716,040

Funeral Services & Related Items - 0.3%

Service Corp. International Senior Notes 4.50% due 11/15/2020	1,255,000	1,289,513

Independent Power Producers - 0.3%

Dynegy, Inc. Company Guar. Notes 5.88% due 06/01/2023#	1,575,000	1,567,125

Insurance-Life/Health - 0.3%

CNO Financial Group, Inc. Senior Notes 4.50% due 05/30/2020	350,000	361,795
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	920,000	954,500

		1,316,295

Internet Connectivity Services - 0.9%

Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023*	2,865,000	2,885,026
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025*	985,000	987,463

Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 10.13% due 07/01/2020	130,000	146,900

		4,019,389

Machinery-Farming - 0.4%

Case New Holland Industrial, Inc. Company Guar. Notes 7.88% due 12/01/2017	1,595,000	1,764,469

Medical Labs & Testing Services - 0.1%

inVentiv Health, Inc. Senior Sec. Notes 9.00% due 01/15/2018*	470,000	491,150

Medical Products - 0.6%

Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	605,000	639,788
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020	1,885,000	1,979,815

		2,619,603

Medical-Drugs - 1.8%

Endo Finance LLC Company Guar. Notes 6.00% due 02/01/2025*	4,170,000	4,222,125
PRA Holdings, Inc. Senior Notes 9.50% due 10/01/2023*	1,599,000	1,802,872
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	890,000	903,350
Valeant Pharmaceuticals International Senior Notes 6.13% due 04/15/2025*	1,240,000	1,289,600

		8,217,947

Medical-HMO - 0.7%

MPH Acquisition Holdings LLC Company Guar. Notes 6.63% due 04/01/2022*	1,420,000	1,501,650
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	1,535,000	1,614,628

		3,116,278

Medical-Hospitals - 6.8%

CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	996,000	1,024,635
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022#	6,315,000	6,741,326
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	2,010,000	2,143,163
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	5,000,000	5,462,500
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	690,000	710,700
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	2,150,000	2,402,625
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	1,275,000	1,423,219
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,740,000	1,733,475
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	2,365,000	2,406,387
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	4,245,000	4,234,387
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	1,965,000	2,141,850

		30,424,267

Medical-Outpatient/Home Medical - 0.6%

Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	2,470,000	2,528,662

Office Automation & Equipment - 1.1%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2023	675,000	692,374
CDW LLC/CDW Finance Corp. Company Guar. Notes 6.00% due 08/15/2022	3,870,000	4,160,250

		4,852,624

Oil Companies-Exploration & Production - 5.8%

Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	1,315,000	1,331,438
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	995,000	1,021,865
Antero Resources Corp. Company Guar. Notes 6.00% due 12/01/2020	1,390,000	1,424,750
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	985,000	1,020,460
Bonanza Creek Energy, Inc. Company Guar. Notes 6.75% due 04/15/2021	2,210,000	2,138,175
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/2020	595,000	621,656

Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	890,000	903,350
Diamondback Energy, Inc. Company Guar. Notes 7.63% due 10/01/2021	2,850,000	3,063,750
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	2,168,000	2,354,990
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	720,000	721,800
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023	1,380,000	1,424,850
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	575,000	610,938
Matador Resources Co. Company Guar. Notes 6.88% due 04/15/2023*	400,000	411,000
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	35,000	35,000
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	206,000	207,030
QEP Resources, Inc. Senior Notes 6.80% due 03/01/2020	245,000	258,475
Range Resources Corp. Company Guar. Notes 5.00% due 08/15/2022	1,135,000	1,129,325
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	995,000	1,034,800
Rice Energy, Inc. Company Guar. Notes 7.25% due 05/01/2023*	555,000	577,200
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	1,635,000	1,733,263
Rosetta Resources, Inc. Company Guar. Notes 5.88% due 06/01/2022	1,635,000	1,745,362
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	1,260,000	1,197,000
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	1,090,000	1,098,175

		26,064,652

Physicians Practice Management - 0.2%

Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	860,000	885,800

Pipelines - 1.3%

Energy Transfer Equity LP Senior Sec. Notes 5.50% due 06/01/2027	3,545,000	3,567,156
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,542,375
Kinder Morgan, Inc. Company Guar. Notes 6.50% due 09/15/2020	740,000	856,655

		5,966,186

Printing-Commercial - 0.6%

Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	2,950,000	2,894,687

Publishing-Newspapers - 1.6%

Gannett Co., Inc. Company Guar. Notes 4.88% due 09/15/2021*	1,540,000	1,551,550
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	3,685,000	3,855,431
Gannett Co., Inc. Company Guar. Notes 5.50% due 09/15/2024*	255,000	259,463
Gannett Co., Inc. Company Guar. Notes 6.38% due 10/15/2023	1,360,000	1,448,400

		7,114,844

Radio - 0.5%

Sirius XM Radio, Inc. Company Guar. Notes 4.25% due 05/15/2020*	555,000	554,306
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 05/15/2023*	1,560,000	1,505,400
Sirius XM Radio, Inc. Senior Sec. Notes 5.25% due 08/15/2022*	60,000	63,300

		2,123,006

Rental Auto/Equipment - 0.2%

Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	500,000	510,625
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022#	325,000	333,938

		844,563

Retail-Apparel/Shoe - 0.4%

Chinos Intermediate Holdings, Inc. Senior Notes 7.75% due 05/01/2019#*(6)	1,550,000	1,329,125

L Brands, Inc. Senior Notes 6.95% due 03/01/2033	651,000	711,217

		2,040,342

Retail-Arts & Crafts - 0.5%

Michaels Stores, Inc. Company Guar. Notes 5.88% due 12/15/2020#*	2,050,000	2,162,750

Retail-Discount - 0.7%

99 Cents Only Stores Company Guar. Notes 11.00% due 12/15/2019	1,760,000	1,839,200
Family Tree Escrow LLC Senior Sec. Notes 5.25% due 03/01/2020*	235,000	246,456
Family Tree Escrow LLC Senior Sec. Notes 5.75% due 03/01/2023*	1,130,000	1,192,150

		3,277,806

Retail-Home Furnishings - 0.5%

GRD Holdings III Corp. Senior Sec. Notes 10.75% due 06/01/2019*	1,960,000	2,120,328

Retail-Leisure Products - 0.1%

Party City Holdings, Inc. Company Guar. Notes 8.88% due 08/01/2020	455,000	489,808

Retail-Restaurants - 0.3%

CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022#	1,270,000	1,289,050

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(7)(8)	50,000	0

Satellite Telecom - 0.3%

DigitalGlobe, Inc. Company Guar. Notes 5.25% due 02/01/2021*	1,570,000	1,570,314

Semiconductor Equipment - 0.7%

Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	2,965,000	3,098,425

Shipbuilding - 0.3%

Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	1,180,000	1,262,600

Soap & Cleaning Preparation - 0.7%

Sun Products Corp. Senior Notes 7.75% due 03/15/2021#*	3,745,000	3,398,587

Specified Purpose Acquisitions - 0.3%

Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023#*	1,215,000	1,287,900

Steel-Producers - 2.0%

AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020#	2,060,000	1,823,100
AK Steel Corp. Company Guar. Notes 7.63% due 10/01/2021	1,805,000	1,516,200
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022#	1,360,000	1,181,500
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	915,000	926,438
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	1,005,000	1,036,406
United States Steel Corp. Senior Notes 7.38% due 04/01/2020#	2,291,000	2,457,097

		8,940,741

Telecommunication Equipment - 1.3%

Alcatel-Lucent USA, Inc. Senior Notes 6.45% due 03/15/2029	3,410,000	3,674,275
Alcatel-Lucent USA, Inc. Senior Notes 6.50% due 01/15/2028	490,000	529,200
Alcatel-Lucent USA, Inc. Company Guar. Notes 6.75% due 11/15/2020*	1,710,000	1,812,600

		6,016,075

Telephone-Integrated - 2.4%

Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023*	455,000	456,138
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 08/15/2022	2,175,000	2,223,938
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021	340,000	360,400
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	2,009,000	2,152,141
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	2,947,000	3,179,076
Windstream Corp. Company Guar. Notes 7.75% due 10/15/2020	2,465,000	2,505,056

		10,876,749

Television - 0.2%

Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020		815,000	867,975

Theaters - 0.8%

AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020		3,175,000	3,470,910

Web Hosting/Design - 0.1%

Equinix, Inc. Senior Notes 4.88% due 04/01/2020		75,000	77,438
Equinix, Inc. Senior Notes 5.38% due 04/01/2023		410,000	422,300

			499,738

Total U.S. Corporate Bonds & Notes
(cost $304,179,156)			311,644,234

FOREIGN CORPORATE BONDS & NOTES - 13.5%
Building Products-Cement - 0.7%

Cemex SAB de CV Senior Sec. Notes 5.70% due 01/11/2025*		1,830,000	1,799,714
Cemex SAB de CV Senior Sec. Notes 6.13% due 05/05/2025*		1,135,000	1,145,215

			2,944,929

Cable/Satellite TV - 0.5%

Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*		2,085,000	2,150,156

Chemicals-Diversified - 1.3%

INEOS Group Holdings SA Sec. Notes 5.88% due 02/15/2019#*		1,650,000	1,678,875
INEOS Group Holdings SA Sec. Notes 6.13% due 08/15/2018#*		3,935,000	4,043,212

			5,722,087

Containers-Metal/Glass - 0.6%

Ardagh Finance Holdings SA Senior Notes 8.63% due 06/15/2019*(6)(9)		1,028,186	1,096,303
Ardagh Packaging Finance PLC Company Guar. Notes 6.00% due 06/30/2021*		1,385,000	1,391,925
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*		140,294	143,802

			2,632,030

Diversified Minerals - 0.8%

FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022#*		4,800,000	3,678,000
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*		150,000	157,500

			3,835,500

Engineering/R&D Services - 0.9%

Abengoa Finance SAU Company Guar. Notes 6.00% due 03/31/2021	EUR	1,480,000	1,533,563
Abengoa Finance SAU Company Guar. Notes 7.75% due 02/01/2020#*		425,000	429,250
Abengoa Greenfield SA Company Guar. Notes 6.50% due 10/01/2019*		2,180,000	2,049,200

			4,012,013

Forestry - 0.7%

Tembec Industries, Inc. Senior Sec. Notes 9.00% due 12/15/2019*		3,205,000	3,108,850

Medical-Drugs - 1.2%

Grifols Worldwide Operations, Ltd. Company Guar. Notes 5.25% due 04/01/2022		905,000	923,100
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*		4,190,000	4,341,887

			5,264,987

Metal-Aluminum - 0.5%

Constellium NV Company Guar. Notes 5.75% due 05/15/2024*		430,000	404,200
Constellium NV Senior Notes 8.00% due 01/15/2023*		1,705,000	1,798,775

			2,202,975

Multimedia - 0.5%

Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023		1,995,000	2,069,813

Oil & Gas Drilling - 0.5%

Paragon Offshore PLC Company Guar. Notes 6.75% due 07/15/2022*		3,290,000	1,348,900
Seadrill, Ltd. Senior Notes 6.13% due 09/15/2017*(3)		1,110,000	990,675

			2,339,575

Oil Companies-Exploration & Production - 1.2%

MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		480,000	453,600

MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*		1,735,000	1,674,275
Tullow Oil PLC Company Guar. Notes 6.00% due 11/01/2020*		1,220,000	1,119,350
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022*		2,465,000	2,249,312

			5,496,537

Satellite Telecom - 0.6%

Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022		590,000	548,700
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020		1,000,000	1,013,750
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021		1,325,000	1,344,875

			2,907,325

Semiconductor Equipment - 0.4%

Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		1,230,000	1,241,525
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*		710,000	757,038

			1,998,563

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 8.46% due 01/15/2015*†(1)(2)(7)(10)		925,000	0

Steel-Producers - 0.4%

ArcelorMittal Senior Notes 7.50% due 03/01/2041(3)		720,000	725,400
ArcelorMittal Senior Notes 7.75% due 10/15/2039(3)		1,210,000	1,244,400

			1,969,800

Telecom Services - 2.1%

Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*		985,000	1,009,625
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*		335,000	347,144
Altice Financing SA Senior Sec. Notes 7.88% due 12/15/2019*		750,000	795,937
Altice Finco SA Senior Sec. Notes 8.13% due 01/15/2024*		300,000	315,000
Altice Finco SA Senior Sec. Notes 9.88% due 12/15/2020*		535,000	591,844
UPCB Finance V, Ltd. Senior Sec. Notes 7.25% due 11/15/2021*		490,500	534,645
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/2022*		1,057,500	1,140,778
Wind Acquisition Finance SA Senior Sec. Notes 4.00% due 07/15/2020*	EUR	2,245,000	2,500,203
Wind Acquisition Finance SA Senior Sec. Notes 4.75% due 07/15/2020*		1,940,000	1,954,550
Wind Acquisition Finance SA Senior Sec. Notes 6.50% due 04/30/2020*		220,000	233,750

			9,423,476

Telephone-Integrated - 0.4%

Softbank Corp. Company Guar. Notes 4.50% due 04/15/2020*		1,710,000	1,757,025

Television - 0.2%

Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		845,000	872,463

Total Foreign Corporate Bonds & Notes
(cost $65,389,342)			60,708,104

LOANS(2)(11)(12) - 2.6%
Beverages-Non-alcoholic - 0.0%

Le-Natures, Inc. Escrow Loans 9.36% due 03/01/2011†(1)		600,000	0

Building-Residential/Commercial - 0.0%

TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)		2,037,810	0

Coal - 0.2%

Arch Coal, Inc. FRS BTL-B 5.00% due 05/16/2018		1,176,771	827,172

E-Commerce/Products - 0.2%

Lands’ End, Inc. FRS BTL-B 3.25% due 04/04/2021		1,028,900	1,010,894

Electric-Integrated - 0.5%

Texas Competitive Electric Holdings Co. LLC FRS BTL 4.66% due 10/10/2017†(4)(5)		3,873,748	2,400,755

Electronic Components-Semiconductors - 0.3%

Freescale Semiconductor, Inc. FRS Tranche B5 3.75% due 01/15/2021		1,300,200	1,308,688

Insurance-Property/Casualty - 0.3%

Asurion LLC FRS BTL 2nd Lien 7.50% due 03/03/2021		1,090,000	1,115,548

Machinery-General Industrial - 0.4%

Gardner Denver, Inc. FRS BTL 3.25% due 07/30/2020		1,851,800	1,806,200

Metal Processors & Fabrication - 0.3%

Crosby US Acquisition Corp. FRS BTL 1st Lien 2.75% due 11/23/2020		1,501,000	1,420,321

Retail-Major Department Stores - 0.4%

Neiman Marcus Group, LTD. LLC FRS BTL 3.25% due 10/25/2020		1,625,993	1,627,178

Total Loans
(cost $13,820,314)			11,516,756

COMMON STOCKS - 0.0%
Food-Misc./Diversified - 0.0%

Wornick Co.†(1)(2)		3,444	16,586

Multimedia - 0.0%

Haights Cross Communication, Inc.†(1)(2)		10,439	0

Total Common Stocks
(cost $99,564)			16,586

MEMBERSHIP INTEREST CERTIFICATES - 0.0%
Casino Services - 0.0%

Herbst Gaming, Inc.†(2)(13)
(cost $232,701)		23,439	199,232

PREFERRED SECURITIES - 0.8%
Diversified Banking Institutions - 0.8%

GMAC Capital Trust I FRS Series 2 8.13%		134,000	3,492,040

Diversified Financial Services - 0.0%

Citigroup Capital XIII FRS 7.88%		225	5,848

Total Preferred Securities
(cost $3,459,267)			3,497,888

PREFERRED SECURITIES/CAPITAL SECURITIES - 5.0%
Banks-Commercial - 1.3%

Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(14)	EUR	3,000,000	3,361,787
Banco Bilbao Vizcaya Argentaria SA FRS 9.00% due 05/19/2018(14)		1,000,000	1,087,000
ING Groep NV FRS 6.00% due 04/16/2020(14)		755,000	757,359
ING Groep NV FRS 6.50% due 04/16/2025(14)		600,000	599,625

			5,805,771

Diversified Banking Institutions - 2.6%

Barclays PLC VRS 6.63% due 09/25/2019(14)		334,000	331,286
Barclays PLC VRS 8.25% due 12/15/2018#(14)		2,595,000	2,774,239
Credit Agricole SA VRS 7.88% due 01/23/2024*(14)		775,000	824,922
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(14)		1,395,000	1,483,931
Royal Bank of Scotland Group PLC FRS 6.99% due 10/05/2017*(14)		1,690,000	1,994,200
Royal Bank of Scotland Group PLC FRS 7.64% due 09/30/2017(14)		500,000	540,000
Societe Generale SA VRS 7.88% due 12/18/2023#*(14)		2,835,000	2,912,963
Societe Generale SA VRS 8.25% due 11/29/2018(14)		875,000	930,781

			11,792,322

Insurance-Multi-line - 0.8%

Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2018		3,170,000	3,574,175

Multimedia - 0.3%

NBCUniversal Enterprise, Inc. 5.25% due 03/19/2021*(14)		1,260,000	1,329,300

Total Preferred Securities/Capital Securities
(cost $22,134,782)			22,501,568

WARRANTS - 0.1%
Television - 0.1%

ION Media Networks, Inc.†(1)(2)(13) Expires 12/18/2016 (strike price $0.01)		310	200,332
ION Media Networks, Inc.†(1)(2)(13) Expires 12/18/2016 (strike price $0.01)		306	197,748

Total Warrants
(cost $0)			398,080

Total Long-Term Investment Securities
(cost $412,057,514)			411,947,476

SHORT-TERM INVESTMENT SECURITIES - 5.8%
Registered Investment Companies - 5.8%

State Street Navigator Securities Lending Prime Portfolio(15)
(cost $26,080,470)		26,080,470	26,080,470

REPURCHASE AGREEMENTS - 5.0%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/29/2015, to be repurchased 06/01/2015 in the amount of $22,501,000 and collateralized by $23,660,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $22,952,826

(cost $22,501,000)	$22,501,000	22,501,000

TOTAL INVESTMENTS
(cost $460,638,984)(17)	102.3%	460,528,946
Liabilities in excess of other assets	(2.3)	(10,322,656)

NET ASSETS —	100.0%	$450,206,290

†	Non-income producing security
#	The security or a portion thereof is out on loan
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2015, the aggregate value of these securities was $170,719,789 representing 37.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At May 31, 2015, the aggregate value of these securities was $12,130,654 representing 2.7% of net assets.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2015.
(4)	Company has filed for Chapter 11 bankruptcy protection.
(5)	Security in default of interest.
(6)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer.
(7)	Security in default of interest and principal at maturity.
(8)	Company has filed for Chapter 7 bankruptcy.
(9)	Security currently paying interest/dividends in the form of additional securities.
(10)	Company has filed for bankruptcy protection in the country of issuance.
(11)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(13)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2015, the High Yield Bond Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Membership Interest
Certificate
Herbst Gaming, Inc.	03/26/2008	23,439	$199,232	$199,232	$8.50	0.04%

Warrants
ION Media Networks, Inc.
Expires 12/18/2016	11/11/2010	310	—	200,332	646.23	0.04%
(Strike price $0.01)

ION Media Networks, Inc.
Expires 12/18/2016	03/01/2011	306	—	197,748	646.24	0.04%
(Strike price $0.01)

				$597,312		0.12%

(14)	Perpetual maturity - maturity date reflects the next call date.
(15)	At May 31, 2015, the Fund had loaned securities with a total value of $28,040,216. This was secured by collateral of $26,080,470, which was received in cash and subsequently invested in short-term investments currently valued at $26,080,470 as reported in the Portfolio of Investments. Additional collateral of $2,594,077 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
United States Treasury Notes/Bonds	0.13% to 5.25%	04/15/2018 to 02/15/2039	$2,594,077

(16)	Denominated in United States dollars unless otherwise indicated.
(17)	See Note 5 for cost of investments on a tax basis.
BTL	- Bank Term Loan
EUR	- Euro
FRS	- Floating Rate Security
VRS	- Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2015 and unless notes otherwise, the dates shown are original maturity dates.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	6,998,000	USD	7,638,142	06/30/2015	$—	$(50,564)

EUR	- Euro
USD	- United States Dollar

Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at May 31, 2015(2)	Notional Amount(3)	Value at May 31, 2015(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Markit CDX North America High Yield Index	5.00%	12/20/2019	Goldman Sachs Corp.	0.2965%	$9,339,400	$774,422	$494,887	$279,535

Markit CDX North America High Yield Index	5.00%	6/20/2020	Goldman Sachs Corp.	0.3389%	7,060,000	499,603	459,283	40,320

						$1,274,025	$954,170	$319,855

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Convertible Bonds & Notes:
Medical-Drugs	$—	$—	$0	$0
Other Industries	—	1,465,028	—	1,465,028
U.S. Corporate Bonds & Notes:
Rubber/Plastic Products	—	—	0	0
Other Industries	—	311,644,234	—	311,644,234
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	60,708,104	—	60,708,104
Loans:
Beverages-Non-alcoholic	—	—	0	0
Building-Residential/Commercial	—	—	0	0
Other Industries	—	11,516,756	—	11,516,756
Common Stocks	—	—	16,586	16,586
Membership Interest Certificates	—	199,232	—	199,232
Preferred Securities	3,497,888	—	—	3,497,888
Preferred Securities/Capital Securities	—	22,501,568	—	22,501,568
Warrants	—	—	398,080	398,080
Short-Term Investment Securities:
Registered Investment Companies	26,080,470	—	—	26,080,470
Repurchase Agreements		22,501,000	—	22,501,000

Total Investments at Value	$29,578,358	$430,535,922	$414,666	$460,528,946

Other Financial Instruments:+
Centrally Cleared Credit Default Swaps on
Credit Indicies — Sell Protection	$—	$319,855	$—	$319,855

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$50,564	$—	$50,564

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS - May 31, 2015 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.8%
Australia - 2.9%

Ansell, Ltd.(1)	78,681	$1,603,613
Aristocrat Leisure, Ltd.#(1)	581,718	3,453,878
Austbrokers Holdings, Ltd.(1)	201,748	1,435,728
Computershare, Ltd.#(1)	93,707	919,979
DuluxGroup, Ltd.(1)	164,260	732,588
Echo Entertainment Group, Ltd.(1)	1,869,621	6,658,672
Iluka Resources, Ltd.#(1)	113,276	775,519
Orica, Ltd.#(1)	82,629	1,375,175
Qube Holdings, Ltd.(1)	126,183	277,966
Sonic Healthcare, Ltd.(1)	40,169	613,440

		17,846,558

Austria - 0.8%

ams AG(1)	71,881	4,277,552
Mayr-Melnhof Karton AG(1)	7,701	877,179

		5,154,731

Belgium - 0.7%

D’Ieteren SA#(1)	17,117	671,601
Ontex Group NV(1)	125,161	3,867,383

		4,538,984

Bermuda - 2.5%

Cafe de Coral Holdings, Ltd.(1)	38,000	145,793
China Resources Gas Group, Ltd.(1)	630,000	1,949,813
Credicorp, Ltd.	11,146	1,573,146
Dairy Farm International Holdings, Ltd.(1)	119,700	1,103,683
Esprit Holdings, Ltd.(1)	388,950	389,203
First Pacific Co., Ltd.(1)	1,234,250	1,168,337
Global Brands Group Holding, Ltd.†(1)	252,000	56,222
Hiscox, Ltd.(1)	195,222	2,548,528
Li & Fung, Ltd.(1)	252,000	217,867
Midland Holdings, Ltd.†(1)	1,120,000	556,068
Pacific Basin Shipping, Ltd.#(1)	957,049	359,123
PAX Global Technology, Ltd.†(1)	2,016,000	3,635,065
Peace Mark Holdings, Ltd.†(2)(3)	686,000	0
Shangri-La Asia, Ltd.(1)	558,000	870,654
VTech Holdings, Ltd.#(1)	62,549	824,239

		15,397,741

Brazil - 1.1%

Alupar Investimento SA	71,200	389,262
Brasil Brokers Participacoes SA	118,136	83,422
Brasil Insurance Participacoes e Administracao SA	92,016	46,206
Estacio Participacoes SA	92,322	530,237
Fibria Celulose SA	46,655	640,457
GAEC Educacao SA	64,322	432,205
Iguatemi Empresa de Shopping Centers SA	72,484	601,474
Kroton Educacional SA	123,988	444,774
Linx SA	30,500	473,251
Localiza Rent a Car SA	43,378	434,964
LPS Brasil Consultoria de Imoveis SA	84,300	142,339
M. Dias Branco SA	21,200	572,865
Mills Estruturas e Servicos de Engenharia SA†	102,200	274,881
Odontoprev SA	135,914	482,436
Qualicorp SA	106,237	633,494
Totvs SA	38,695	452,978

		6,635,245

Canada - 2.4%

Agnico Eagle Mines, Ltd.	17,591	566,092
Alimentation Couche-Tard, Inc., Class B	36,423	1,419,314
Descartes Systems Group, Inc.†	201,900	3,071,685
Dollarama, Inc.	52,310	2,897,325
Linamar Corp.	78,991	5,381,246
MEG Energy Corp.†	26,491	426,037
Stantec, Inc.#	17,031	471,105
TORC Oil & Gas, Ltd.#	74,767	581,975
Tourmaline Oil Corp.†	9,843	318,101

		15,132,880

Cayman Islands - 1.2%

51job, Inc. ADR†	35,687	1,107,724
Ajisen China Holdings, Ltd.(1)	778,000	467,497
Shenguan Holdings Group, Ltd.(1)	768,000	224,784
Stella International Holdings, Ltd.(1)	446,500	1,102,058
Sunny Optical Technology Group Co., Ltd.#(1)	1,537,000	3,366,925
Want Want China Holdings, Ltd.#(1)	925,000	1,042,581

		7,311,569

China - 0.3%

Guangzhou Automobile Group Co., Ltd.(1)	1,504,000	1,535,665
Wumart Stores, Inc.†#(1)	316,000	273,017

		1,808,682

Denmark - 2.0%

Carlsberg A/S, Class B(1)	8,884	816,717
Christian Hansen Holding A/S(1)	19,131	933,970
DSV A/S(1)	68,357	2,381,822
Jyske Bank A/S†(1)	42,253	2,041,144
Royal Unibrew A/S(1)	82,245	2,944,998
Sydbank A/S(1)	53,791	2,085,190
TDC A/S(1)	160,910	1,205,588
William Demant Holding A/S†(1)	3,644	300,167

		12,709,596

Faroe Islands - 0.5%

Bakkafrost P/F(1)	109,015	2,893,320

Finland - 1.1%

Cargotec Corp., Class B(1)	74,963	2,859,006
Huhtamaki Oyj(1)	122,982	4,143,841
Tikkurila Oyj(1)	8,810	169,316

		7,172,163

France - 5.4%

Cap Gemini SA#(1)	9,514	830,040
Christian Dior SE(1)	12,477	2,506,045
Dassault Systemes(1)	6,442	503,630
Edenred(1)	18,347	463,548
Elior Participations SCA*(1)	43,351	792,615
Eutelsat Communications SA(1)	32,265	1,099,282
Faiveley Transport SA(1)	2,133	140,574
Havas SA(1)	132,728	1,088,416
Hermes International(1)	76	29,759

Ingenico SA(1)	42,581	5,306,076
Legrand SA#(1)	14,115	794,935
Neopost SA#(1)	9,956	473,145
Saft Groupe SA(1)	75,092	3,022,039
SEB SA(1)	2,370	210,671
Societe BIC SA(1)	2,988	492,660
Societe Television Francaise 1(1)	298,225	5,056,472
Sodexo SA(1)	22,450	2,316,336
Technip SA(1)	13,692	904,394
Teleperformance(1)	72,686	5,378,936
Virbac SA(1)	9,393	2,262,620

		33,672,193

Germany - 6.4%

Aareal Bank AG(1)	36,709	1,456,155
Amadeus Fire AG(1)	11,089	964,030
Aurelius AG(1)	34,344	1,691,093
Beiersdorf AG(1)	16,114	1,458,994
Brenntag AG(1)	30,541	1,844,119
CTS Eventim AG(1)	148,248	5,275,277
Deutsche Wohnen AG (BR)(1)	43,375	1,056,620
ElringKlinger AG#(1)	16,328	446,367
GEA Group AG(1)	44,843	2,180,416
Gerry Weber International AG(1)	17,551	557,589
Infineon Technologies AG(1)	86,398	1,126,355
Krones AG(1)	24,739	2,715,675
KUKA AG#(1)	74,997	5,941,261
LEG Immobilien AG(1)	10,845	794,411
MTU Aero Engines AG(1)	9,408	897,653
Nordex SE†(1)	126,786	3,037,684
Pfeiffer Vacuum Technology AG(1)	4,219	390,582
ProSiebenSat.1 Media AG(1)	9,695	463,638
Stroeer Media SE(1)	52,688	2,203,906
Symrise AG(1)	52,497	3,341,963
TAG Immobilien AG#(1)	14,335	184,357
Wirecard AG(1)	51,187	2,125,055

		40,153,200

Hong Kong - 0.3%

Techtronic Industries Co., Ltd.(1)	574,000	1,972,293

Indonesia - 0.1%

PT Semen Indonesia Persero Tbk(1)	258,500	262,411
PT XL Axiata Tbk†(1)	1,522,000	492,784

		755,195

Ireland - 5.3%

DCC PLC(1)	28,402	2,260,984
Fleetmatics Group PLC†	77,800	3,252,818
Glanbia PLC(1)	269,651	5,313,893
Greencore Group PLC(1)	1,053,751	5,303,137
ICON PLC†	124,800	8,095,776
Kerry Group PLC, Class A(1)	17,678	1,320,749
Kingspan Group PLC(1)	243,744	5,564,709
Paddy Power PLC(1)	8,761	778,712
XI Group PLC	28,490	1,073,503

		32,964,281

Isle of Man - 0.4%

Playtech PLC(1)	211,496	2,685,380

Israel - 0.7%

Bezeq The Israeli Telecommunication Corp., Ltd.(1)	366,547	613,485
Mellanox Technologies, Ltd.†	74,200	3,733,744

		4,347,229

Italy - 2.5%

Azimut Holding SpA(1)	167,716	4,762,467
Banca Generali SpA(1)	63,311	2,252,560
Brembo SpA(1)	96,756	4,112,194
Cerved Information Solutions SpA(1)	106,345	776,610
Davide Campari - Milano SpA(1)	74,965	572,542
Ei Towers SpA(1)	27,104	1,652,306
Interpump Group SpA(1)	98,009	1,675,608

		15,804,287

Japan - 16.9%

ABC-Mart, Inc.#(1)	76,600	4,434,565
AEON Financial Service Co., Ltd.#(1)	43,100	1,041,030
Ain Pharmaciez, Inc.(1)	49,500	1,960,452
Air Water, Inc.(1)	22,000	394,373
Alps Electric Co., Ltd.(1)	392,800	10,016,533
Asante, Inc.(1)	5,200	65,218
Brother Industries, Ltd.(1)	76,100	1,187,668
Calbee, Inc.(1)	5,100	195,017
Calsonic Kansei Corp.(1)	644,000	4,819,973
Chiba Bank, Ltd.(1)	150,000	1,177,971
Coca-Cola East Japan Co., Ltd.(1)	12,200	225,003
Coca-Cola West Co., Ltd.(1)	22,200	399,682
Cosmos Pharmaceutical Corp.(1)	6,400	867,779
CyberAgent, Inc.(1)	26,600	1,226,447
Daiseki Co., Ltd.(1)	43,700	826,721
Daiwa Securities Group, Inc.#(1)	141,000	1,113,395
FamilyMart Co., Ltd.(1)	7,700	322,899
Fuji Seal International, Inc.(1)	34,200	959,655
Fujikura, Ltd.(1)	350,000	1,934,185
Glory, Ltd.#(1)	5,600	175,981
Gurunavi, Inc.(1)	169,500	2,820,372
Haseko Corp.(1)	475,500	5,546,231
Hirose Electric Co., Ltd.#(1)	4,900	695,979
Hisamitsu Pharmaceutical Co., Inc.(1)	4,400	177,878
Hogy Medical Co., Ltd.#(1)	3,000	145,924
Iriso Electronics Co., Ltd.(1)	4,950	333,418
Japan Exchange Group, Inc.(1)	8,700	263,157
Japan Pure Chemical Co., Ltd.(1)	2,500	50,187
Jeol, Ltd.(1)	39,000	188,969
JGC Corp.#(1)	28,060	564,589
Kakaku.com, Inc.#(1)	17,100	265,469
Kansai Paint Co., Ltd.(1)	61,000	1,051,298
Keyence Corp.(1)	900	483,270
Kintetsu World Express, Inc.(1)	10,900	552,887
Kobayashi Pharmaceutical Co., Ltd.(1)	23,700	1,533,098
Koito Manufacturing Co., Ltd.#(1)	42,000	1,641,261
Konica Minolta, Inc.(1)	65,000	816,770
KYORIN Holdings, Inc.(1)	22,000	460,324
Lawson, Inc.(1)	17,900	1,248,383
Milbon Co., Ltd.(1)	14,300	450,227

Miraca Holdings, Inc.(1)	22,500	1,082,690
MonotaRO Co., Ltd.#(1)	10,700	383,766
Nakanishi, Inc.(1)	27,500	991,852
NEC Corp.(1)	179,000	586,550
NGK Spark Plug Co., Ltd.#(1)	29,000	873,269
Nihon Kohden Corp.(1)	30,800	742,545
Nippon Television Holdings, Inc.(1)	36,100	613,486
Nitori Holdings Co., Ltd.(1)	10,300	789,241
Nomura Research Institute, Ltd.(1)	43,800	1,676,426
NTN Corp.(1)	1,311,000	7,720,746
OBIC Business Consultants, Ltd.(1)	20,200	722,985
OBIC Co., Ltd.(1)	111,300	4,538,713
Omron Corp.(1)	6,100	283,009
Park24 Co., Ltd.(1)	18,900	332,942
Proto Corp.(1)	33,600	540,026
Rakuten, Inc.#(1)	7,200	117,479
Saint Marc Holdings Co., Ltd.#†(1)	48,400	1,613,839
Santen Pharmaceutical Co., Ltd.(1)	112,600	1,558,796
SCREEN Holdings Co., Ltd.(1)	391,000	2,990,050
Seria Co., Ltd.#(1)	21,900	710,553
Shimamura Co., Ltd.#(1)	3,100	332,861
Shimano, Inc.(1)	2,900	410,274
Shimizu Corp.(1)	881,000	6,728,948
Shiseido Co., Ltd.(1)	13,100	261,824
Shizuoka Bank, Ltd.#(1)	61,000	664,686
SK Kaken Co., Ltd.(1)	3,000	257,526
Sony Financial Holdings, Inc.(1)	51,800	903,666
Stanley Electric Co., Ltd.(1)	50,900	1,210,877
Sundrug Co., Ltd.(1)	16,500	869,157
Suruga Bank, Ltd.(1)	171,700	3,639,242
Sysmex Corp.(1)	1,900	109,854
Temp Holdings Co., Ltd.(1)	86,300	3,031,139
Terumo Corp.#(1)	21,600	489,666
Toshiba Plant Systems & Services Corp.#(1)	17,000	205,430
Tsumura & Co.(1)	5,000	108,915
Unicharm Corp.(1)	79,600	1,753,553
USS Co., Ltd.(1)	68,600	1,282,436
Welcia Holdings Co., Ltd.(1)	3,900	178,818
Yamato Holdings Co., Ltd.#(1)	82,300	1,673,981

		105,616,054

Jersey - 0.0%

Wolseley PLC(1)	4,557	281,609

Luxembourg - 1.9%

B&M European Value Retail SA(1)	276,301	1,376,839
Grand City Properties SA†(1)	173,235	3,026,244
SAF-Holland SA(1)	176,935	2,680,788
Samsonite International SA(1)	926,700	3,372,248
SES SA FDR(1)	31,089	1,103,356

		11,559,475

Malaysia - 0.5%

Astro Malaysia Holdings Bhd(1)	1,365,300	1,160,931
Public Bank Bhd(1)	220,600	1,113,136
Top Glove Corp. Bhd(1)	479,800	709,798

		2,983,865

Mexico - 0.8%

Bolsa Mexicana de Valores SAB de CV#	351,469	626,299
Concentradora Fibra Danhos SA de CV	246,008	606,916
Concentradora Fibra Hotelera Mexicana SA de CV	530,713	672,055
Controladora Vuela Cia de Aviacion SAB de CV ADR†	64,949	774,841
Genomma Lab Internacional SAB de CV, Class B†#	516,239	564,886
Grupo Lala SAB de CV	238,576	497,482
Prologis Property Mexico SA de CV	329,124	561,047
Promotora y Operadora de Infraestructura SAB de CV†	59,033	649,678

		4,953,204

Netherlands - 1.1%

Aalberts Industries NV(1)	14,614	452,105
ASM International NV#(1)	25,878	1,269,608
Brunel International NV#(1)	17,853	333,794
Euronext NV*(1)	73,803	3,181,129
IMCD Group NV(1)	12,920	497,148
Koninklijke Vopak NV#(1)	6,893	343,277
Sensata Technologies Holding NV†	9,534	525,228

		6,602,289

New Zealand - 0.3%

Fisher & Paykel Healthcare Corp., Ltd.(1)	356,738	1,669,715

Norway - 0.3%

Aker Solutions ASA(1)	74,327	436,365
Marine Harvest ASA(1)	75,567	870,756
Storebrand ASA†(1)	103,976	372,774

		1,679,895

Panama - 0.3%

Copa Holdings SA, Class A#	21,654	1,846,870

Philippines - 0.4%

BDO Unibank, Inc.(1)	541,420	1,311,256
Security Bank Corp.(1)	263,330	921,315

		2,232,571

Portugal - 0.2%

CTT-Correios de Portugal SA(1)	137,816	1,395,635

Singapore - 0.5%

Ascendas India Trust(1)	2,008,000	1,315,759
Super Group, Ltd.(1)	1,489,200	1,269,299
Venture Corp., Ltd.(1)	129,063	746,468

		3,331,526

South Africa - 0.4%

Clicks Group, Ltd.(1)	152,729	1,083,596
Woolworths Holdings, Ltd.(1)	142,252	1,117,363

		2,200,959

South Korea - 1.0%

CJ O Shopping Co., Ltd.(1)	3,932	865,585
E-Mart Co., Ltd.(1)	2,427	539,130
LG Household & Health Care, Ltd.(1)	2,549	1,853,648
Samsung Fire & Marine Insurance Co., Ltd.(1)	6,332	1,735,226
Seoul Semiconductor Co., Ltd.†#(1)	48,241	775,348
TK Corp.†(1)	52,093	522,388

		6,291,325

Spain - 1.5%

Amadeus IT Holding SA, Class A(1)	104,398	4,753,535
Atresmedia Corp. de Medios de Comunicacion SA(1)	185,351	2,782,437
Cellnex Telecom SAU*†	68,583	1,155,481
Viscofan SA(1)	15,820	971,610

		9,663,063

Sweden - 1.9%

AAK AB(1)	50,277	3,257,861
Boliden AB(1)	158,631	3,403,247
NetEnt AB#(1)	93,454	3,611,746
Saab AB, Series B(1)	12,037	309,616
Swedish Match AB(1)	35,106	1,046,179

		11,628,649

Switzerland - 2.8%

Burckhardt Compression Holding AG(1)	2,028	936,212
Coca-Cola HBC AG CDI(1)	19,327	423,464
DKSH Holding, Ltd.(1)	3,075	237,376
Geberit AG(1)	4,756	1,713,549
Georg Fischer AG(1)	3,284	2,487,241
Julius Baer Group, Ltd.(1)	9,675	528,512
Kaba Holding AG(1)	258	162,138
Lonza Group AG(1)	3,481	490,103
Sika AG (BR)(1)	489	1,680,571
Sonova Holding AG(1)	13,535	2,041,163
Temenos Group AG(1)	14,556	531,473
U-Blox AG(1)	27,907	6,122,986

		17,354,788

Taiwan - 2.1%

Advantech Co., Ltd.(1)	51,235	411,004
Chroma ATE, Inc.(1)	500,000	1,120,870
Cub Elecparts, Inc.(1)	243,000	3,125,876
E.Sun Financial Holding Co., Ltd.(1)	2,599,101	1,766,399
Hermes Microvision, Inc.(1)	55,000	4,324,678
Siliconware Precision Industries Co.(1)	942,000	1,553,009
Yuanta Financial Holding Co., Ltd.(1)	1,698,500	992,598

		13,294,434

Thailand - 0.7%

AEON Thana Sinsap Thailand PCL	161,200	454,034
Glow Energy PCL†	577,700	1,536,984
Minor International PCL	701,170	635,722
Precious Shipping PCL	555,900	139,636
PTT Global Chemical PCL	846,200	1,653,914

		4,420,290

Turkey - 0.1%

Ford Otomotiv Sanayi AS(1)	17,530	233,745
Tofas Turk Otomobil Fabrikasi AS(1)	35,962	243,575

		477,320

United Kingdom - 23.6%

Abcam PLC(1)	33,217	271,955
Aberdeen Asset Management PLC(1)	352,277	2,406,082
Admiral Group PLC(1)	21,421	487,504
Amlin PLC(1)	154,029	1,149,480
Ashtead Group PLC(1)	31,484	539,798
Aveva Group PLC#(1)	12,239	363,991
Babcock International Group PLC(1)	36,010	620,233
Bellway PLC(1)	350,008	12,576,434
Booker Group PLC(1)	996,086	2,710,916
Britvic PLC(1)	223,945	2,508,512
Bunzl PLC(1)	371,982	10,783,466
Burberry Group PLC(1)	30,584	793,570
Cairn Energy PLC†(1)	103,805	269,213
Capita PLC(1)	48,579	930,408
Cobham PLC(1)	157,533	712,158
Compass Group PLC(1)	146,263	2,560,971
Croda International PLC(1)	83,320	3,726,525
Derwent London PLC(1)	112,399	6,121,569
Dialog Semiconductor PLC†(1)	121,100	6,746,751
Dignity PLC(1)	201,969	6,552,426
Domino Printing Sciences PLC(1)	72,814	1,016,238
Domino’s Pizza Group PLC(1)	244,006	2,970,632
Electrocomponents PLC(1)	87,398	319,759
Elementis PLC(1)	219,748	1,026,337
Essentra PLC(1)	175,967	2,695,007
Exova Group PLC(1)	200,615	555,441
Foxtons Group PLC#(1)	146,530	635,210
GKN PLC(1)	144,692	811,253
Great Portland Estates PLC(1)	383,448	4,863,408
Halma PLC(1)	391,410	4,573,555
Hargreaves Lansdown PLC(1)	67,274	1,304,114
Howden Joinery Group PLC(1)	668,282	5,224,219
ICAP PLC(1)	119,641	1,011,794
IG Group Holdings PLC(1)	113,884	1,361,063
IMI PLC(1)	35,939	684,200
Inchcape PLC(1)	490,470	6,336,095
Intertek Group PLC(1)	48,008	1,836,162
Jardine Lloyd Thompson Group PLC#(1)	89,227	1,420,319
John Wood Group PLC(1)	57,685	646,806
Ladbrokes PLC(1)	92,247	169,305
Laird PLC	265,853	1,569,245
Liberty Global PLC, Class A†	10,172	585,195
Liberty Global PLC, Class C†	25,095	1,348,856
LSL Property Services PLC(1)	116,184	703,966
Meggitt PLC(1)	142,494	1,108,164
Micro Focus International PLC(1)	114,404	2,316,058
Mitie Group PLC(1)	137,894	654,230
Next PLC(1)	35,465	4,079,663
Poundland Group PLC(1)	78,531	368,771
Premier Farnell PLC(1)	135,234	394,797

PZ Cussons PLC(1)	24,436	134,156
Rathbone Brothers PLC(1)	52,818	1,800,463
Redrow PLC(1)	245,443	1,638,521
Rightmove PLC(1)	59,339	3,040,851
Rotork PLC(1)	128,680	498,784
Savills PLC(1)	333,333	4,959,033
Schroders PLC(1)	69,826	3,600,871
Segro PLC(1)	412,805	2,690,868
Smith & Nephew PLC(1)	51,062	906,573
Smiths Group PLC(1)	20,249	371,332
Spectris PLC(1)	57,485	2,055,678
Spirax-Sarco Engineering PLC(1)	17,438	929,587
Stagecoach Group PLC(1)	421,775	2,611,760
Tate & Lyle PLC(1)	29,493	262,597
Travis Perkins PLC(1)	23,347	791,419
Victrex PLC(1)	28,865	921,231
Whitbread PLC(1)	34,766	2,723,968
William Hill PLC(1)	107,614	693,724
Zoopla Property Group PLC#*(1)	336,852	1,389,735

		147,442,975

United States - 0.9%

Cognizant Technology Solutions Corp., Class A†	32,882	2,128,123
EPAM Systems, Inc.†	21,150	1,520,896
Gran Tierra Energy, Inc.†	357,992	1,044,959
ResMed, Inc.(1)	124,738	725,863

		5,419,841

Total Common Stocks
(cost $474,223,934)		591,301,879

EXCHANGE-TRADED FUNDS - 0.5%
United States - 0.5%

iShares MSCI EAFE Small-Cap ETF# (cost $2,746,708)	59,300	3,111,471

PREFERRED SECURITIES - 0.6%
Germany - 0.6%

Fuchs Petrolub SE(1)	36,481	1,599,775
Henkel AG & Co. KGaA(1)	15,967	1,910,778

Total Preferred Securities
(cost $2,217,576)		3,510,553

EQUITY CERTIFICATES - 1.0%

Deutsche Bank AG London - MOIL, Ltd.†	247,873	944,860
Merrill Lynch - Bajaj Electricals, Ltd.†	272,239	1,177,982
Merrill Lynch - CESC, Ltd.†	94,605	812,048
Merrill Lynch Int’l & Co. - Dabur India, Ltd.†	356,547	1,506,495
Merrill Lynch Int’l & Co. - Federal Bank Ltd.†	839,286	1,877,893

Total Equity Certificates
(cost $5,117,966)		6,319,278

RIGHTS - 0.0%
United States - 0.0%

Precious Shipping PCL† Expires 06/03/2015 (strike price THB 17.50) (cost $62,289)	277,950	36,768

WARRANTS - 0.0%
Thailand - 0.0%

Minor International PCL† Expires 11/03/2017 (strike price THB 36.36) (cost $0)	54,140	6,728

Total Long-Term Investment Securities
(cost $484,368,473)		604,286,677

SHORT-TERM INVESTMENT SECURITIES - 6.5%
Commercial Paper - 0.6%

HSBC USA, Inc. 0.05% due 06/01/2015	$3,655,000	3,655,000

Registered Investment Companies - 5.9%

State Street Navigator Securities Lending Prime Portfolio(4)	36,847,822	36,847,822

Total Short-Term Investment Securities
(cost $40,502,822)		40,502,822

Repurchase Agreements - 1.5%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/29/2015, to be repurchased 06/01/2015 in the amount of $9,695,000 and collateralized by $10,195,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $9,890,282. (cost $9,695,000)	$9,695,000	9,695,000

TOTAL INVESTMENTS —
(cost $534,566,295)(5)	104.9%	654,484,499
Liabilities in excess of other assets	(4.9)	(30,539,042)

NET ASSETS —	100.0%	$623,945,457

†	Non-income producing security
#	The security or a portion thereof is out on loan
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2015, the aggregate value of these securities was $6,518,960 representing 1.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at May 31, 2015. The aggregate value of these securities was $533,109,249 representing 85.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(3)	Illiquid security. At May 31, 2015, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	At May 31, 2015, the Fund had loaned securities with a total value of $35,043,219. This was secured by collateral of $36,847,822, which was received in cash and subsequently invested in short-term investments currently valued at $36,847,822 as reported in the Portfolio of Investments. Additional collateral of $172,469 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
United States Treasury Notes/Bonds	0.13% to 8.88%	04/15/2016 to 11/15/2043	$172,469

(5)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt
BR	- Bearer Shares
ETF	- Exchange Traded Fund
FDR	- Federal Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$1,573,146	$13,824,595	$0	$15,397,741
Brazil	6,635,245	—	—	6,635,245
Canada	15,132,880	—	—	15,132,880
Cayman Islands	1,107,724	6,203,845	—	7,311,569
Ireland	12,422,097	20,542,184	—	32,964,281
Israel	3,733,744	613,485	—	4,347,229
Mexico	4,953,204	—	—	4,953,204
Netherlands	525,228	6,077,061	—	6,602,289
Panama	1,846,870	—	—	1,846,870
Spain	1,155,481	8,507,582	—	9,663,063
Thailand	4,420,290	—	—	4,420,290
United Kingdom	3,503,296	143,939,679	—	147,442,975
United States	4,693,978	725,863	—	5,419,841
Other Countries	—	329,164,402	—	329,164,402
Exchange Traded-Funds	3,111,471	—	—	3,111,471
Preferred Securities	—	3,510,553	—	3,510,553
Equity Certificates	—	6,319,278	—	6,319,278
Rights	—	36,768	—	36,768
Warrants	6,728	—	—	6,728
Short-Term Investment Securities:
Commercial Paper	—	3,655,000	—	3,655,000
Registered Investment Companies	36,847,822	—	—	36,847,822
Repurchase Agreements	—	9,695,000	—	9,695,000

Total Investments at Value	$101,669,204	$552,815,295	$0	$654,484,499

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $374,072,703 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

Industry Allocation*

Registered Investment Companies	5.9%
Auto/Truck Parts & Equipment-Original	3.8
Banks-Commercial	3.6
Building-Residential/Commercial	3.2
Electronic Components-Misc.	2.9
Electronic Components-Semiconductors	2.7
Real Estate Investment Trusts	2.5
Investment Management/Advisor Services	2.3
Computers-Integrated Systems	2.1
Food-Misc./Diversified	2.0
Diversified Operations/Commercial Services	1.8
Medical Labs & Testing Services	1.8
Computer Services	1.7
Retail-Apparel/Shoe	1.6
Distribution/Wholesale	1.5
Repurchase Agreements	1.5
Building & Construction Products-Misc.	1.5
Television	1.4
Chemicals-Diversified	1.4
Transport-Services	1.3
Metal Processors & Fabrication	1.3
Machine Tools & Related Products	1.3
Advertising Sales	1.3
E-Commerce/Services	1.2
Human Resources	1.2
Cosmetics & Toiletries	1.1
Commercial Services	1.1
Building & Construction-Misc.	1.1
Casino Hotels	1.1
Funeral Services & Related Items	1.1
Chemicals-Specialty	1.1
Real Estate Operations & Development	1.0
Electric Products-Misc.	1.0
Electronic Measurement Instruments	1.0
Wireless Equipment	1.0
Consulting Services	1.0
Containers-Paper/Plastic	1.0
Insurance-Property/Casualty	1.0
Retail-Restaurants	1.0
Food-Dairy Products	1.0
Retail-Discount	0.9
Soap & Cleaning Preparation	0.9
Finance-Other Services	0.8
Leisure Products	0.8
Home Furnishings	0.8
Food-Catering	0.8
Transactional Software	0.8
Applications Software	0.7
Machinery-General Industrial	0.6
Medical-Drugs	0.6
Photo Equipment & Supplies	0.6
Apparel Manufacturers	0.6
Fisheries	0.6
Brewery	0.6
Entertainment Software	0.6
Beverages-Non-alcoholic	0.6
Casino Services	0.6
Consumer Products-Misc.	0.6
Satellite Telecom	0.6
Enterprise Software/Service	0.6
Medical Products	0.5
Hotels/Motels	0.5
Metal-Diversified	0.5
Diversified Operations	0.5
Diversified Financial Services	0.5
Computer Software	0.5
Auto/Truck Parts & Equipment-Replacement	0.5
Exchange-Traded Funds	0.5
Retail-Misc./Diversified	0.5
Energy-Alternate Sources	0.5
Batteries/Battery Systems	0.5
Retail-Convenience Store	0.5
Oil Companies-Exploration & Production	0.5
Insurance Brokers	0.4
Food-Wholesale/Distribution	0.4
Chemicals-Plastics	0.4
Airlines	0.4
Telecommunication Equipment	0.4
Real Estate Management/Services	0.4
Respiratory Products	0.4
Aerospace/Defense	0.4
Rubber/Plastic Products	0.4
Veterinary Products	0.4
Finance-Investment Banker/Broker	0.4
Machinery-Pumps	0.4
Auto-Cars/Light Trucks	0.4
Electric-Generation	0.3
Coatings/Paint	0.3
Oil-Field Services	0.3
Gas-Distribution	0.3
Wire & Cable Products	0.3
Cable/Satellite TV	0.3
Food-Flour & Grain	0.3
Telephone-Integrated	0.3
Private Equity	0.3
Transport-Truck	0.3
Diversified Manufacturing Operations	0.3
Insurance-Multi-line	0.3
Schools	0.3
Retail-Drug Store	0.2
Gambling (Non-Hotel)	0.2
Semiconductor Components-Integrated Circuits	0.2
Banks-Mortgage	0.2
Insurance-Life/Health	0.2
Food-Retail	0.2
Mining Services	0.2
Retail-Automobile	0.2
Rental Auto/Equipment	0.2
E-Marketing/Info	0.2
Lighting Products & Systems	0.2
Broadcast Services/Program	0.2
Footwear & Related Apparel	0.2
Advertising Services	0.2
Tobacco	0.2
Food-Confectionery	0.2
Finance-Credit Card	0.2
Electronic Connectors	0.2
Instruments-Controls	0.2
Computers-Periphery Equipment	0.2
Dental Supplies & Equipment	0.2
Metal-Iron	0.2
Electronic Parts Distribution	0.2
Semiconductor Equipment	0.1
Medical Instruments	0.1
Hazardous Waste Disposal	0.1
Internet Content-Information/News	0.1
Retail-Building Products	0.1
Retail-Home Furnishings	0.1
Diversified Minerals	0.1
Engineering/R&D Services	0.1
Aerospace/Defense-Equipment	0.1
Building-Maintenance & Services	0.1
Building-Heavy Construction	0.1
Forestry	0.1
MRI/Medical Diagnostic Imaging	0.1

Beverages-Wine/Spirits	0.1
Gold Mining	0.1
Computer Aided Design	0.1
E-Commerce/Products	0.1
Transport-Marine	0.1
Telecom Services	0.1
Office Supplies & Forms	0.1
Office Automation & Equipment	0.1
Finance-Consumer Loans	0.1
Computers	0.1
Bicycle Manufacturing	0.1
Industrial Gases	0.1
Pipelines	0.1

104.9%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.1%
Advertising Agencies - 1.2%

Interpublic Group of Cos., Inc.	89,177	$1,820,994
Omnicom Group, Inc.	10,379	773,547

		2,594,541

Aerospace/Defense - 1.8%

General Dynamics Corp.	1,854	259,856
Northrop Grumman Corp.	12,489	1,987,999
Raytheon Co.	10,411	1,075,040
Rockwell Collins, Inc.	4,000	380,760

		3,703,655

Aerospace/Defense-Equipment - 2.1%

United Technologies Corp.	37,947	4,446,250

Agricultural Chemicals - 0.7%

Mosaic Co.	32,322	1,481,964

Airlines - 0.2%

Delta Air Lines, Inc.	8,626	370,228

Applications Software - 0.4%

Microsoft Corp.	18,063	846,432

Auto/Truck Parts & Equipment-Original - 0.4%

Delphi Automotive PLC	8,787	764,293

Banks-Commercial - 0.4%

CIT Group, Inc.	17,377	803,860

Banks-Fiduciary - 0.3%

State Street Corp.	8,221	640,663

Banks-Super Regional - 5.5%

Capital One Financial Corp.	23,312	1,947,951
Fifth Third Bancorp	54,376	1,100,570
PNC Financial Services Group, Inc.	25,629	2,452,439
US Bancorp	14,289	615,999
Wells Fargo & Co.	97,507	5,456,491

		11,573,450

Beverages-Non-alcoholic - 3.1%

Coca-Cola Enterprises, Inc.	59,515	2,632,349
PepsiCo, Inc.	40,189	3,875,425

		6,507,774

Brewery - 0.9%

Molson Coors Brewing Co., Class B	26,100	1,915,218

Building & Construction Products-Misc. - 0.6%

Owens Corning	28,371	1,201,796

Building Products-Cement - 2.2%

Martin Marietta Materials, Inc.	17,003	2,533,617
Vulcan Materials Co.	22,383	2,012,903

		4,546,520

Cable/Satellite TV - 0.3%

Comcast Corp., Class A	9,006	526,491

Cellular Telecom - 0.6%

Vodafone Group PLC ADR	29,803	1,163,211

Computer Services - 0.2%

Accenture PLC, Class A	3,412	327,688

Computers - 0.7%

Apple, Inc.	11,789	1,535,871

Computers-Memory Devices - 0.7%

EMC Corp.	16,582	436,770
Western Digital Corp.	11,652	1,134,439

		1,571,209

Containers - Paper/Plastic - 0.5%

Packaging Corp. of America	15,989	1,106,119

Cosmetics & Toiletries - 0.7%

Procter & Gamble Co.	19,209	1,505,793

Cruise Lines - 1.0%

Carnival Corp.	46,270	2,143,689

Diversified Banking Institutions - 10.3%

Bank of America Corp.	162,657	2,683,840
Citigroup, Inc.	102,772	5,557,910
Goldman Sachs Group, Inc.	19,419	4,004,004
JPMorgan Chase & Co.	96,932	6,376,187
Morgan Stanley	74,796	2,857,207

		21,479,148

Diversified Manufacturing Operations - 0.3%

General Electric Co.	21,632	589,905

Diversified Operations - 0.4%

Leucadia National Corp.	31,629	779,022

E-Commerce/Services - 0.3%

Liberty Interactive Corp., Class A†	25,009	699,502

Electric Products-Misc. - 0.2%

Emerson Electric Co.	7,809	470,961

Electric-Integrated - 0.4%

PPL Corp.	25,197	874,588

Electronic Components-Semiconductors - 1.7%

Microchip Technology, Inc.#	23,179	1,138,784
Texas Instruments, Inc.	41,909	2,343,552

		3,482,336

Electronic Measurement Instruments - 0.7%

Agilent Technologies, Inc.	38,007	1,565,508

Electronic Security Devices - 0.8%

Tyco International PLC	42,046	1,696,977

Enterprise Software/Service - 1.8%

Oracle Corp.	87,125	3,789,066

Finance - Credit Card - 0.2%

Discover Financial Services	8,041	468,549

Finance - Investment Banker/Broker - 1.8%

Charles Schwab Corp.	38,131	1,206,846
E*TRADE Financial Corp.†	33,078	974,478
TD Ameritrade Holding Corp.	41,184	1,529,986

		3,711,310

Finance - Mortgage Loan/Banker - 0.4%

FNF Group	20,533	779,433

Food - Confectionery - 0.2%

Hershey Co.	5,550	515,373

Food - Misc./Diversified - 1.7%

ConAgra Foods, Inc.	30,667	1,184,053
General Mills, Inc.	7,178	403,045
Mondelez International, Inc., Class A	30,085	1,251,235
Unilever PLC ADR	14,000	618,100

		3,456,433

Gold Mining - 0.1%

Goldcorp, Inc.	7,582	134,656

Instruments-Controls - 1.7%

Honeywell International, Inc.	33,824	3,524,461

Instruments-Scientific - 0.4%

Thermo Fisher Scientific, Inc.	6,000	777,780

Insurance Brokers - 0.5%

Marsh & McLennan Cos., Inc.	16,893	983,679

Insurance-Life/Health - 1.5%

Prudential Financial, Inc.	37,509	3,173,636

Insurance-Multi-line - 3.7%

Allstate Corp.	32,271	2,172,484
Hartford Financial Services Group, Inc.	35,635	1,464,955
MetLife, Inc.	7,479	390,852
Voya Financial, Inc.	83,840	3,798,790

		7,827,081

Insurance-Property/Casualty - 0.3%

Chubb Corp.	6,397	623,707

Insurance-Reinsurance - 2.7%

Berkshire Hathaway, Inc., Class B†	39,663	5,671,809

Medical Instruments - 0.7%

Boston Scientific Corp.†	62,538	1,142,569
Medtronic PLC	5,000	381,600

		1,524,169

Medical Labs & Testing Services - 0.3%

Laboratory Corp. of America Holdings†	5,883	693,900

Medical Products - 1.0%

Baxter International, Inc.	12,435	828,295
Stryker Corp.	6,436	618,693
Zimmer Holdings, Inc.	6,193	706,559

		2,153,547

Medical-Biomedical/Gene - 0.1%

Amgen, Inc.	1,995	311,739

Medical-Drugs - 9.9%

Abbott Laboratories	12,350	600,210
AbbVie, Inc.	8,043	535,583
Bristol-Myers Squibb Co.	23,416	1,512,674
Eli Lilly & Co.	25,856	2,040,038
GlaxoSmithKline PLC ADR	24,240	1,075,529
Johnson & Johnson	12,293	1,231,021
Merck & Co., Inc.	90,206	5,492,643
Novartis AG ADR	12,351	1,268,818
Pfizer, Inc.	176,748	6,141,993
Zoetis, Inc.	14,772	735,203

		20,633,712

Medical-Generic Drugs - 0.3%

Teva Pharmaceutical Industries, Ltd. ADR	10,913	655,871

Medical-HMO - 1.2%

Aetna, Inc.	11,179	1,318,787
UnitedHealth Group, Inc.	9,838	1,182,626

		2,501,413

Medical-Wholesale Drug Distribution - 2.1%

Cardinal Health, Inc.	34,324	3,026,347
McKesson Corp.	6,047	1,434,530

		4,460,877

Metal Processors & Fabrication - 0.2%

Precision Castparts Corp.	1,944	411,409

Multimedia - 1.3%

Time Warner, Inc.	9,500	802,560
Viacom, Inc., Class B	23,009	1,538,842
Walt Disney Co.	3,179	350,866

		2,692,268

Networking Products - 2.5%

Cisco Systems, Inc.	180,824	5,299,951

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.	15,543	626,227

Oil Companies-Exploration & Production - 7.1%

Anadarko Petroleum Corp.	43,989	3,677,920
Cimarex Energy Co.	4,154	479,829
EOG Resources, Inc.	28,309	2,510,725
Noble Energy, Inc.	9,400	411,532
Occidental Petroleum Corp.	100,456	7,854,655

		14,934,661

Oil Companies-Integrated - 1.2%

Chevron Corp.	3,221	331,763
Marathon Oil Corp.	49,588	1,348,298
Royal Dutch Shell PLC ADR	13,449	803,174

		2,483,235

Oil Refining & Marketing - 1.5%

Phillips 66	38,828	3,072,071

Oil-Field Services - 2.1%

Schlumberger, Ltd.	48,871	4,436,021

Pharmacy Services - 0.8%

Express Scripts Holding Co.†	12,804	1,115,741
Omnicare, Inc.	5,518	525,810

		1,641,551

Pipelines - 0.2%

Enterprise Products Partners LP	15,192	492,525

Real Estate Investment Trusts - 0.8%

Communications Sales & Leasing, Inc.†	44,678	1,163,862
Weyerhaeuser Co.	16,522	537,956

		1,701,818

Retail-Apparel/Shoe - 0.4%

PVH Corp.	7,129	745,979

Retail-Discount - 0.6%

Target Corp.	6,509	516,294
Wal-Mart Stores, Inc.	8,831	655,878

		1,172,172

Retail-Drug Store - 2.4%

CVS Health Corp.	41,086	4,206,385
Rite Aid Corp.†	100,761	878,636

		5,085,021

Retail-Office Supplies - 0.4%

Staples, Inc.	45,242	744,910

Semiconductor Components-Integrated Circuits - 0.5%

Analog Devices, Inc.	7,715	524,312
QUALCOMM, Inc.	6,171	429,995

		954,307

Semiconductor Equipment - 0.9%

Applied Materials, Inc.	92,932	1,870,721

Telephone-Integrated - 0.3%

Verizon Communications, Inc.	12,741	629,915

Television - 0.9%

CBS Corp., Class B	29,312	1,809,137

Transport-Rail - 0.5%

CSX Corp.	20,147	686,610
Union Pacific Corp.	3,423	345,415

		1,032,025

Web Portals/ISP - 1.0%

Google, Inc., Class A†	3,689	2,011,685

Total Common Stocks
(cost $172,579,405)		205,134,472

EXCHANGE-TRADED FUNDS - 0.3%

iShares Russell 1000 Value ETF (cost $551,452)	5,255	553,246

Total Long-Term Investment Securities
(cost $173,130,857)		205,687,718

SHORT-TERM INVESTMENT SECURITIES - 2.3%
Commercial Paper - 1.4%

BNP Paribas NY 0.05% due 06/01/2015	$2,900,000	2,900,000

Registered Investment Companies - 0.5%

State Street Navigator Securities Lending Prime Portfolio(1)	1,158,950	1,158,950

Time Deposits - 0.4%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2015	$849,000	849,000

Total Short-Term Investment Securities
(cost $4,907,950)		4,907,950

TOTAL INVESTMENTS
(cost $178,038,807)(2)	100.7%	210,595,668
Liabilities in excess of other assets	(0.7)	(1,509,434)

NET ASSETS —	100.0%	$209,086,234

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At May 31, 2015, the Fund had loaned securities with a total value of $1,138,784. This was secured by collateral of $1,158,950, which was received in cash and subsequently invested in short-term investments currently valued at $1,158,950 as reported in the Portfolio of Investments.
(2)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt
ETF	- Exchange Trade Fund

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$205,134,472	$—	$—	$205,134,472
Exchange-Traded Funds	553,246	—	—	553,246
Short-Term Investment Securities:
Registered Investment Companies	1,158,950	—	—	1,158,950
Other Short-Term Investments	—	3,749,000	—	3,749,000

Total Investments at Value	$206,846,668	$3,749,000	$—	$210,595,668

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.7%
Airlines - 1.0%

Spirit Airlines, Inc.†	24,580	$1,562,551

Apparel Manufacturers - 4.1%

Carter’s, Inc.	26,300	2,714,686
Columbia Sportswear Co.	32,900	1,844,045
Under Armour, Inc., Class A†	25,670	2,012,785

		6,571,516

Applications Software - 3.1%

ServiceNow, Inc.†	29,420	2,253,866
Tableau Software, Inc., Class A†	24,600	2,784,966

		5,038,832

Athletic Equipment - 1.1%

Jarden Corp.†	33,930	1,800,326

Audio/Video Products - 1.2%

Harman International Industries, Inc.	15,620	1,882,522

Auto/Truck Parts & Equipment-Original - 3.0%

Delphi Automotive PLC	23,810	2,070,994
Mobileye NV†#	18,410	866,743
WABCO Holdings, Inc.†	15,460	1,954,453

		4,892,190

Beverages-Wine/Spirits - 1.7%

Constellation Brands, Inc., Class A	23,910	2,818,750

Building Products-Cement - 1.0%

Vulcan Materials Co.	18,710	1,682,590

Building-Heavy Construction - 2.0%

SBA Communications Corp., Class A†	29,420	3,289,450

Cable/Satellite TV - 1.7%

Liberty Global PLC, Class C†	51,500	2,768,125

Coatings/Paint - 1.7%

Axalta Coating Systems, Ltd.†	79,282	2,715,409

Commercial Services - 4.1%

CoStar Group, Inc.†	15,831	3,307,254
ServiceMaster Global Holdings Inc†	96,953	3,256,651

		6,563,905

Commercial Services-Finance - 5.5%

McGraw Hill Financial, Inc.	39,390	4,086,712
SEI Investments Co.	56,600	2,707,744
Vantiv, Inc., Class A†	51,620	2,064,800

		8,859,256

Computer Software - 1.7%

Akamai Technologies, Inc.†	36,300	2,768,601

Consulting Services - 1.1%

Verisk Analytics, Inc., Class A†	24,520	1,779,662

Diagnostic Kits - 1.5%

Alere, Inc.†	46,440	2,395,375

Diversified Manufacturing Operations - 2.1%

Carlisle Cos., Inc.	34,130	3,383,989

Drug Delivery Systems - 0.8%

Catalent, Inc.†	39,850	1,273,606

E-Commerce/Products - 1.1%

Vipshop Holdings, Ltd. ADR†	68,670	1,714,690

E-Commerce/Services - 0.8%

Netflix, Inc.†	2,140	1,335,488

Electronic Components-Semiconductors - 2.1%

Avago Technologies, Ltd.	20,040	2,967,323
Micron Technology, Inc.†	17,967	501,818

		3,469,141

Electronic Security Devices - 2.7%

Allegion PLC	38,200	2,385,208
TASER International, Inc.†#	62,380	1,969,960

		4,355,168

Enterprise Software/Service - 1.4%

Workday, Inc., Class A†	28,780	2,271,318

Finance-Credit Card - 1.9%

Alliance Data Systems Corp.†	10,050	2,995,201

Finance-Investment Banker/Broker - 1.2%

Raymond James Financial, Inc.	34,430	2,001,072

Finance-Other Services - 1.8%

Intercontinental Exchange, Inc.	12,560	2,973,957

Food-Retail - 2.2%

Kroger Co.	27,470	1,999,816
Sprouts Farmers Market, Inc.†#	49,206	1,475,688

		3,475,504

Hotels/Motels - 1.5%

Hilton Worldwide Holdings, Inc.†	85,299	2,470,259

Industrial Automated/Robotic - 1.1%

Cognex Corp.†	35,700	1,801,779

Internet Content-Information/News - 1.1%

LinkedIn Corp., Class A†	9,520	1,855,734

Investment Management/Advisor Services - 1.4%

Affiliated Managers Group, Inc.†	10,230	2,288,042

Lighting Products & Systems - 1.1%

Acuity Brands, Inc.	9,680	1,708,423

Machinery-General Industrial - 2.0%

Wabtec Corp.	32,010	3,210,603

Medical Products - 1.4%

Cooper Cos., Inc.	12,010	2,183,058

Medical-Biomedical/Gene - 4.1%

BioMarin Pharmaceutical, Inc.†	21,250	2,668,362
Medivation, Inc.†	14,560	1,922,648
Vertex Pharmaceuticals, Inc.†	15,400	1,975,666

		6,566,676

Medical-Drugs - 3.7%

Endo International PLC†	31,710	2,656,030
Zoetis, Inc.	65,890	3,279,345

		5,935,375

Medical-Hospitals - 1.4%

Community Health Systems, Inc.†	40,600	2,245,586

Medical-Wholesale Drug Distribution - 0.6%

Cardinal Health, Inc.	10,420	918,731

Networking Products - 1.4%

Palo Alto Networks, Inc.†	13,830	2,344,047

Oil Companies-Exploration & Production - 2.4%

Concho Resources, Inc.†	22,010	2,647,803
Diamondback Energy, Inc.†	15,760	1,226,286

		3,874,089

Oil Refining & Marketing - 1.2%

Cheniere Energy, Inc.†	25,760	1,953,381

Physicians Practice Management - 1.2%

Envision Healthcare Holdings, Inc.†	51,994	1,921,178

Real Estate Management/Services - 1.5%

CBRE Group, Inc., Class A†	64,330	2,459,979

Real Estate Operations & Development - 0.8%

Howard Hughes Corp.†	8,760	1,290,260

Recreational Vehicles - 0.8%

Brunswick Corp.	26,750	1,365,320

Resort/Theme Parks - 0.9%

Vail Resorts, Inc.	14,450	1,499,043

Retail-Apparel/Shoe - 1.8%

lululemon athletica, Inc.†	24,800	1,482,792
Men’s Wearhouse, Inc.	25,090	1,455,471

		2,938,263

Retail-Arts & Crafts - 1.5%

Michaels Cos., Inc.†	88,466	2,420,430

Retail-Automobile - 1.1%

Lithia Motors, Inc., Class A	16,920	1,801,134

Retail-Jewelry - 0.9%

Signet Jewelers, Ltd.	11,690	1,511,868

Retail-Restaurants - 2.6%

Chipotle Mexican Grill, Inc.†	3,730	2,295,890
Domino’s Pizza, Inc.	17,240	1,873,298

		4,169,188

Shipbuilding - 0.9%

Huntington Ingalls Industries, Inc.	11,118	1,378,521

Telecom Services - 1.7%

Level 3 Communications, Inc.†	49,870	2,766,788

Theaters - 1.9%

Cinemark Holdings, Inc.	74,020	3,000,031

Transactional Software - 0.6%

Black Knight Financial Services, Inc., Class A†	36,483	1,006,201

Transport-Truck - 1.3%

Old Dominion Freight Line, Inc.†	30,410	2,068,184

Veterinary Diagnostics - 1.2%

VCA, Inc.†	36,070	1,892,232

Total Long-Term Investment Securities
(cost $138,398,714)		159,482,597

SHORT-TERM INVESTMENT SECURITIES - 2.2%
Registered Investment Companies - 2.2%

State Street Navigator Securities Lending Prime Portfolio(1) (cost $3,562,669)	3,562,669	3,562,669

REPURCHASE AGREEMENTS - 1.4%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/29/2015, to be repurchased 06/01/2015 in the amount of $2,177,000 and collateralized by $2,290,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $2,221,554 (cost $2,177,000)	$2,177,000	2,177,000

TOTAL INVESTMENTS
(cost $144,138,383)(2)	102.3%	165,222,266
Liabilities in excess of other assets	(2.3)	(3,716,347)

NET ASSETS —	100.0%	$161,505,919

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At May 31, 2015, the Fund had loaned securities with a total value of $3,477,524. This was secured by collateral of $3,562,669, which was received in cash and subsequently invested in short-term investments currently valued at $3,562,669 as reported in the Portfolio of Investments.
(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$159,482,597	$—	$—	$159,482,597
Short-Term Investment Securities	3,562,669	—	—	3,562,669
Repurchase Agreements	—	2,177,000	—	2,177,000

Total Investments at Value	$163,045,266	$2,177,000	$—	$165,222,266

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.5%
Advertising Agencies - 0.9%

Interpublic Group of Cos., Inc.	253,100	$5,168,302
Omnicom Group, Inc.	46,606	3,473,545

		8,641,847

Aerospace/Defense - 0.7%

Esterline Technologies Corp.†	58,336	6,310,205
Teledyne Technologies, Inc.†	6,283	636,657

		6,946,862

Aerospace/Defense-Equipment - 2.2%

Curtiss-Wright Corp.	102,535	7,391,748
Moog, Inc., Class A†	103,700	7,116,931
Orbital ATK, Inc.	93,769	7,173,329

		21,682,008

Airlines - 0.2%

Delta Air Lines, Inc.	48,625	2,086,985

Apparel Manufacturers - 0.1%

Global Brands Group Holding, Ltd.†(1)	3,950,000	881,256

Applications Software - 1.4%

Check Point Software Technologies, Ltd.†	51,800	4,388,496
Verint Systems, Inc.†	143,800	9,299,546

		13,688,042

Athletic Equipment - 0.7%

Performance Sports Group, Ltd.†	328,900	6,472,752

Auto/Truck Parts & Equipment-Original - 1.6%

Lear Corp.	83,925	9,736,979
Tenneco, Inc.†	56,631	3,325,372
WABCO Holdings, Inc.†	18,089	2,286,811

		15,349,162

Banks-Commercial - 4.3%

BankUnited, Inc.	191,074	6,418,175
BB&T Corp.	171,642	6,774,710
CIT Group, Inc.	106,800	4,940,568
East West Bancorp, Inc.	123,509	5,298,536
IBERIABANK Corp.	95,000	6,105,650
South State Corp.	52,700	3,785,441
Zions Bancorporation	291,100	8,406,968

		41,730,048

Banks-Fiduciary - 0.3%

State Street Corp.	41,794	3,257,006

Banks-Super Regional - 2.5%

Comerica, Inc.	166,835	8,166,574
Fifth Third Bancorp	296,401	5,999,156
Huntington Bancshares, Inc.	439,547	4,892,158
SunTrust Banks, Inc.	109,578	4,676,789

		23,734,677

Beverages-Non-alcoholic - 0.2%

Coca-Cola Enterprises, Inc.	44,296	1,959,212

Beverages-Wine/Spirits - 0.8%

Constellation Brands, Inc., Class A	48,277	5,691,375
Treasury Wine Estates, Ltd.#(1)	601,983	2,462,817

		8,154,192

Building & Construction Products-Misc. - 0.8%

Louisiana-Pacific Corp.†	411,090	7,436,618

Building Products-Doors & Windows - 0.3%

Sanwa Holdings Corp.(1)	366,400	3,184,800

Building Products-Wood - 0.5%

Masco Corp.	180,710	4,891,820

Building-Residential/Commercial - 1.8%

D.R. Horton, Inc.	158,200	4,132,184
Lennar Corp., Class A	158,300	7,381,529
Toll Brothers, Inc.†	151,369	5,475,017

		16,988,730

Chemicals-Diversified - 1.4%

Celanese Corp., Series A	102,100	7,029,585
Huntsman Corp.	294,138	6,600,457

		13,630,042

Chemicals-Specialty - 1.7%

Cabot Corp.	125,300	5,196,191
Methanex Corp.	201,210	11,165,143

		16,361,334

Coatings/Paint - 0.5%

Valspar Corp.	54,953	4,586,377

Commercial Services-Finance - 2.6%

Equifax, Inc.	58,004	5,819,541
Global Payments, Inc.	24,062	2,511,592
H&R Block, Inc.	113,159	3,590,535
McGraw Hill Financial, Inc.	35,510	3,684,163
Moody’s Corp.	21,551	2,329,663
SEI Investments Co.	86,019	4,115,149
Total System Services, Inc.	67,127	2,765,632

		24,816,275

Computer Services - 0.7%

Amdocs, Ltd.	130,647	7,165,988

Computers-Memory Devices - 1.7%

Brocade Communications Systems, Inc.	294,209	3,637,894
Seagate Technology PLC	55,118	3,066,766
Western Digital Corp.	96,743	9,418,898

		16,123,558

Computers-Periphery Equipment - 0.5%

Synaptics, Inc.†	45,300	4,513,692

Consulting Services - 1.1%

Booz Allen Hamilton Holding Corp.	185,000	4,689,750
Towers Watson & Co., Class A	44,874	6,190,368

		10,880,118

Consumer Products-Misc. - 0.2%

Samsonite International SA(1)	510,900	1,859,158

Containers-Metal/Glass - 0.6%

Crown Holdings, Inc.†	110,758	6,123,810

Containers-Paper/Plastic - 1.2%

Graphic Packaging Holding Co.	527,630	7,513,451
Packaging Corp. of America	65,408	4,524,926

		12,038,377

Cruise Lines - 0.8%

Norwegian Cruise Line Holdings, Ltd.†	142,700	7,785,712

Data Processing/Management - 0.5%

Fidelity National Information Services, Inc.	69,625	4,365,487

Decision Support Software - 0.4%

MSCI, Inc.	66,700	4,138,735

Dialysis Centers - 0.2%

DaVita HealthCare Partners, Inc.†	21,258	1,780,995

Distribution/Wholesale - 1.5%

Rexel SA#(1)	196,717	3,609,153
WESCO International, Inc.†	154,466	11,099,927

		14,709,080

Diversified Manufacturing Operations - 2.5%

Barnes Group, Inc.	224,078	9,021,380
Carlisle Cos., Inc.	27,150	2,691,922
Dover Corp.	33,715	2,542,111
Ingersoll-Rand PLC	56,755	3,903,609
Parker-Hannifin Corp.	50,978	6,139,281

		24,298,303

E-Commerce/Services - 0.7%

Expedia, Inc.	50,755	5,443,981
IAC/InterActiveCorp.	22,676	1,702,288

		7,146,269

Electric-Distribution - 0.2%

PG&E Corp.	38,771	2,073,085

Electric-Generation - 0.4%

AES Corp.	250,906	3,412,322

Electric-Integrated - 4.1%

Alliant Energy Corp.	101,479	6,220,663
Ameren Corp.	53,386	2,147,719
American Electric Power Co., Inc.	95,391	5,369,559
Edison International	84,620	5,145,742
FirstEnergy Corp.	40,723	1,452,997
Great Plains Energy, Inc.	253,179	6,600,376
Portland General Electric Co.	182,600	6,383,696
Westar Energy, Inc.	176,660	6,478,122

		39,798,874

Electronic Components-Misc. - 1.2%

Flextronics International, Ltd.†	258,283	3,138,139
Jabil Circuit, Inc.	159,434	3,917,293
TE Connectivity, Ltd.	71,529	4,935,501

		11,990,933

Electronic Components-Semiconductors - 2.5%

Avago Technologies, Ltd.	39,247	5,811,303
Microsemi Corp.†	346,741	12,617,905
ON Semiconductor Corp.†	398,992	5,290,634

		23,719,842

Electronic Parts Distribution - 2.0%

Arrow Electronics, Inc.†	239,360	14,550,695
Avnet, Inc.	100,126	4,406,545

		18,957,240

Engineering/R&D Services - 0.2%

Fluor Corp.	35,401	1,990,244

Entertainment Software - 1.0%

Activision Blizzard, Inc.	279,752	7,066,535
NetEase, Inc. ADR	20,963	2,964,378

		10,030,913

Finance-Consumer Loans - 0.5%

Navient Corp.	150,609	2,902,235
SLM Corp.†	177,626	1,822,443

		4,724,678

Finance-Credit Card - 0.9%

Alliance Data Systems Corp.†	12,405	3,697,062
Discover Financial Services	90,041	5,246,689

		8,943,751

Finance-Investment Banker/Broker - 2.3%

Charles Schwab Corp.	111,221	3,520,145
LPL Financial Holdings, Inc.#	65,700	2,801,448
Raymond James Financial, Inc.	120,444	7,000,205
TD Ameritrade Holding Corp.	240,231	8,924,582

		22,246,380

Finance-Other Services - 0.0%

Solar Cayman, Ltd.*†(2)(3)	120,200	8,414

Food-Meat Products - 0.3%

Tyson Foods, Inc., Class A	68,286	2,898,741

Food-Misc./Diversified - 0.8%

Ebro Foods SA#(1)	70,356	1,326,622
Ingredion, Inc.	72,900	5,975,613

		7,302,235

Gas-Distribution - 0.9%

UGI Corp.	240,816	9,006,518

Home Decoration Products - 1.6%

Newell Rubbermaid, Inc.	399,276	15,783,380

Human Resources - 1.3%

ManpowerGroup, Inc.	53,646	4,541,134
Robert Half International, Inc.	150,791	8,500,089

		13,041,223

Instruments-Controls - 0.6%

Sensata Technologies Holding NV†	111,100	6,120,499

Insurance Brokers - 1.3%

Aon PLC	61,531	6,228,168
Marsh & McLennan Cos., Inc.	110,235	6,418,984

		12,647,152

Insurance-Life/Health - 2.1%

CNO Financial Group, Inc.	175,700	3,162,600
Symetra Financial Corp.	85,557	2,092,724
Torchmark Corp.	88,909	5,074,037
Unum Group	286,741	10,024,465

		20,353,826

Insurance-Multi-line - 2.0%

Allstate Corp.	96,615	6,504,122
Loews Corp.	60,975	2,446,317
XL Group PLC	279,277	10,523,157

		19,473,596

Insurance-Property/Casualty - 1.3%

Alleghany Corp.†	10,516	4,998,781
Hanover Insurance Group, Inc.	72,200	5,139,196
WR Berkley Corp.	44,814	2,195,886

		12,333,863

Insurance-Reinsurance - 2.0%

Argo Group International Holdings, Ltd.	93,830	4,940,150
Reinsurance Group of America, Inc.	156,031	14,596,700

		19,536,850

Machinery-Construction & Mining - 0.2%

Terex Corp.	59,732	1,477,172

Medical Instruments - 0.8%

Boston Scientific Corp.†	180,432	3,296,493
Bruker Corp.†	76,040	1,508,634
St. Jude Medical, Inc.	42,510	3,135,112

		7,940,239

Medical Labs & Testing Services - 0.7%

ICON PLC†	58,387	3,787,564
Laboratory Corp. of America Holdings†	25,524	3,010,556

		6,798,120

Medical Products - 0.6%

Becton Dickinson and Co.	18,434	2,590,161
Zimmer Holdings, Inc.	30,531	3,483,282

		6,073,443

Medical-Drugs - 1.9%

Almirall SA(1)	414,228	8,553,972
Ono Pharmaceutical Co., Ltd.#(1)	70,600	7,701,780
UCB SA(1)	26,582	1,901,886

		18,157,638

Medical-HMO - 0.4%

WellCare Health Plans, Inc.†	46,200	3,957,954

Medical-Wholesale Drug Distribution - 0.7%

Cardinal Health, Inc.	52,645	4,641,709
McKesson Corp.	9,947	2,359,727

		7,001,436

Metal Processors & Fabrication - 0.2%

Timken Co.	53,186	2,079,573

Motorcycle/Motor Scooter - 0.2%

Harley-Davidson, Inc.	31,491	1,684,454

Multimedia - 0.4%

Quebecor, Inc., Class B#	150,900	3,865,933

Office Supplies & Forms - 0.3%

Avery Dennison Corp.	40,333	2,497,016

Oil & Gas Drilling - 0.2%

Parsley Energy, Inc., Class A†	95,228	1,665,538

Oil Companies-Exploration & Production - 3.1%

Cobalt International Energy, Inc.†	380,465	3,865,524
Diamondback Energy, Inc.†	99,800	7,765,438
Energen Corp.	69,222	4,790,162
EQT Corp.	34,613	2,944,528
Kosmos Energy, Ltd.†	142,967	1,270,977
Laredo Petroleum, Inc.†#	128,200	1,746,084
Newfield Exploration Co.†	60,327	2,280,964
QEP Resources, Inc.	220,360	4,149,379
Rice Energy, Inc.†#	63,508	1,392,730

		30,205,786

Oil Refining & Marketing - 1.1%

HollyFrontier Corp.	75,700	3,152,905
Marathon Petroleum Corp.	50,058	5,179,001
Western Refining, Inc.	43,443	1,910,623

		10,242,529

Oil-Field Services - 0.1%

Trican Well Service, Ltd.#	265,800	827,152

Paper & Related Products - 0.3%

International Paper Co.	48,375	2,507,276

Pharmacy Services - 0.3%

Omnicare, Inc.	35,636	3,395,754

Power Converter/Supply Equipment - 1.5%

Generac Holdings, Inc.†#	131,700	5,502,426
Hubbell, Inc., Class B	82,308	8,891,733

		14,394,159

Real Estate Investment Trusts - 7.5%

American Assets Trust, Inc.	175,623	6,910,765
American Homes 4 Rent, Class A	126,771	2,115,808
Blackstone Mortgage Trust, Inc., Class A	203,000	6,134,660
Boston Properties, Inc.	55,428	7,207,303
Douglas Emmett, Inc.	71,152	2,090,446
Equity LifeStyle Properties, Inc.	147,300	8,070,567
Equity Residential	79,230	5,888,374
Essex Property Trust, Inc.	17,578	3,913,214
Extra Space Storage, Inc.	111,000	7,773,330
Kilroy Realty Corp.	34,116	2,356,392
Kimco Realty Corp.	148,217	3,551,279
LaSalle Hotel Properties	48,261	1,759,596
Regency Centers Corp.	70,513	4,452,191
SL Green Realty Corp.	84,604	10,039,111

		72,263,036

Real Estate Operations & Development - 0.6%

Forest City Enterprises, Inc., Class A†	269,955	6,225,162

Recreational Vehicles - 0.4%

Brunswick Corp.	67,578	3,449,181

Research & Development - 0.4%

WuXi PharmaTech Cayman, Inc. ADR†	79,200	3,407,184

Retail-Apparel/Shoe - 0.9%

DSW, Inc., Class A	176,100	6,101,865
Foot Locker, Inc.	48,998	3,096,674

		9,198,539

Retail-Drug Store - 0.2%

Rite Aid Corp.†	185,839	1,620,516

Retail-Regional Department Stores - 0.5%

Macy’s, Inc.	68,177	4,564,450

Retirement/Aged Care - 0.9%

Brookdale Senior Living, Inc.†	226,073	8,520,691

Rubber-Tires - 0.6%

Goodyear Tire & Rubber Co.	169,800	5,407,281

Savings & Loans/Thrifts - 0.2%

EverBank Financial Corp.	116,100	2,140,884

Semiconductor Components-Integrated Circuits - 0.5%

NXP Semiconductor NV†	39,764	4,463,509

Shipbuilding - 0.7%

Huntington Ingalls Industries, Inc.	56,441	6,998,120

Steel-Producers - 0.2%

Reliance Steel & Aluminum Co.	32,800	2,092,640

Telecom Services - 0.8%

Qorvo, Inc.†	95,325	7,830,949

Telecommunication Equipment - 1.2%

ARRIS Group, Inc.†	224,500	7,410,745
Harris Corp.	51,541	4,083,078

		11,493,823

Television - 0.3%

CBS Corp., Class B	50,954	3,144,881

Theaters - 0.1%

AMC Entertainment Holdings, Inc., Class A	32,000	925,120

Tobacco - 0.4%

Lorillard, Inc.	46,989	3,405,763

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc.	19,374	1,984,673

Wireless Equipment - 0.3%

Motorola Solutions, Inc.	49,446	2,917,314

Total Long-Term Investment Securities
(cost $757,728,106)		942,628,774

SHORT-TERM INVESTMENT SECURITIES - 3.6%
Registered Investment Companies - 3.6%

SSgA Money Market Fund	13,417,770	13,417,770
State Street Navigator Securities Lending Prime Portfolio(4)	21,367,731	21,367,731

Total Short-Term Investment Securities
(cost $34,785,501)		34,785,501

REPURCHASE AGREEMENTS - 1.0%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/29/2015, to be repurchased 06/01/2015 in the amount of $9,516,000 and collateralized by $10,105,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $9,802,972 (cost $9,516,000)	$9,516,000	9,516,000

TOTAL INVESTMENTS
(cost $802,029,607)(5)	102.1%	986,930,275
Liabilities in excess of other assets	(2.1)	(19,867,380)

NET ASSETS —	100.0%	$967,062,895

†	Non-income producing security
#	The security or a portion thereof is out on loan
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2015, the aggregate value of these securities was $8,414 representing 0.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at May 31, 2015. The aggregate value of these securities was $31,481,444 representing 3.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At May 31, 2015, the aggregate value of these securities was $8,414 representing 0.0% of net assets.
(4)	At May 31, 2015, the Fund had loaned securities with a total value of $20,541,682. This was secured by collateral of $21,367,731, which was received in cash and subsequently invested in short-term investments currently valued at $21,367,731 as reported in the Portfolio of Investments.
(5)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel Manufacturers	$—	$881,256	$—	$881,256
Beverages-Wine/Spirits	5,691,375	2,462,817	—	8,154,192
Building Products-Doors & Windows	—	3,184,800	—	3,184,800
Consumer Products-Misc.	—	1,859,158	—	1,859,158
Distribution/Wholesale	11,099,927	3,609,153	—	14,709,080
Finance - Other Services	—	—	8,414	8,414
Food-Misc./Diversified	5,975,613	1,326,622	—	7,302,235
Medical - Drugs	—	18,157,638	—	18,157,638
Other Industries	888,372,001	—	—	888,372,001
Short-Term Investment Securities	34,785,501	—	—	34,785,501
Repurchase Agreements	—	9,516,000	—	9,516,000

Total Investments at Value	$945,924,417	$40,997,444	$8,414	$986,930,275

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $27,415,387 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2015 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 33.1%

VALIC Co. I Blue Chip Growth Fund	1,803,588	$32,392,432
VALIC Co. I Dividend Value Fund	773,716	10,236,263
VALIC Co. I Mid Cap Index Fund	949,497	27,079,642
VALIC Co. I Mid Cap Strategic Growth Fund	543,460	8,342,115
VALIC Co. I Nasdaq-100 Index Fund	1,841,572	19,078,688
VALIC Co. I Science & Technology Fund	477,393	12,736,846
VALIC Co. I Small Cap Index Fund	1,067,059	22,653,654
VALIC Co. I Small Cap Special Values Fund	684,576	9,406,073
VALIC Co. I Stock Index Fund	957,962	35,061,422
VALIC Co. I Value Fund	109,067	1,686,170
VALIC Co. II Capital Appreciation Fund	1,109,547	18,939,976
VALIC Co. II Large Cap Value Fund	430,182	7,842,219
VALIC Co. II Mid Cap Growth Fund	1,065,480	9,994,206
VALIC Co. II Mid Cap Value Fund	1,722,218	40,403,229
VALIC Co. II Small Cap Growth Fund	552,968	8,974,663
VALIC Co. II Small Cap Value Fund	992,913	14,992,984

Total Domestic Equity Investment Companies
(cost $231,620,802)		279,820,582

Domestic Fixed Income Investment Companies - 41.2%

VALIC Co. I Capital Conservation Fund	3,423,924	33,931,088
VALIC Co. I Government Securities Fund	1,716,121	18,568,435
VALIC Co. I Inflation Protected Fund	1,799,894	19,654,838
VALIC Co. II Core Bond Fund	12,988,255	143,520,214
VALIC Co. II High Yield Bond Fund	5,149,185	39,442,759
VALIC Co. II Strategic Bond Fund	8,221,112	92,898,566

Total Domestic Fixed Income Investment Companies
(cost $349,578,356)		348,015,900

International Equity Investment Companies - 19.9%

VALIC Co. I Emerging Economies Fund	1,330,908	10,434,321
VALIC Co. I Foreign Value Fund	3,201,974	33,428,612
VALIC Co. I International Equities Index Fund	10,668,591	76,067,057
VALIC Co. I International Growth Fund	2,706,901	38,383,851
VALIC Co. II International Opportunities Fund	639,448	10,122,463

Total International Equity Investment Companies
(cost $164,049,509)		168,436,304

International Fixed Income Investment Companies - 0.4%

VALIC Co. I International Government Bond Fund
(cost $3,551,540)	298,189	3,357,605

Real Estate Investment Companies - 5.4%

VALIC Co. I Global Real Estate Fund
(cost $44,341,057)	5,250,659	45,155,665

TOTAL INVESTMENTS
(cost $793,141,264)(2)	100.0%	844,786,056
Other assets less liabilities	0.0	25,293

NET ASSETS —	100.0%	$844,811,349

#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 4
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of May 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$844,786,056	$—	$—	$844,786,056

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS - May 31, 2015 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 95.6%
Certificates of Deposit - 23.8%

Credit Agricole Corporate and Investment Bank NY
0.31% due 08/25/2015	$3,250,000	$3,250,000
Deutsche Bank AG NY FRS
0.60% due 07/23/2015	3,850,000	3,851,204
Nordea Bank Finland PLC NY FRS
0.25% due 11/23/2015	3,000,000	3,000,000
Nordea Bank Finland PLC NY FRS
0.45% due 01/29/2016	3,300,000	3,303,172
Rabobank Nederland NV NY FRS
0.28% due 10/20/2015	3,600,000	3,600,000
Rabobank Nederland NV NY FRS
0.35% due 08/12/2015	3,500,000	3,500,236
Royal Bank of Canada NY FRS
0.27% due 12/03/2015	3,500,000	3,500,000
Royal Bank of Canada NY FRS
0.39% due 10/04/2018(3)	3,800,000	3,800,000
Svenska Handelsbanken NY
0.19% due 06/11/2015	3,250,000	3,250,004
UBS AG Stamford CT FRS
0.27% due 07/23/2015	3,250,000	3,250,000
Wells Fargo Bank NA FRS
0.26% due 09/01/2015	3,750,000	3,750,000

Total Certificates of Deposit
(amortized cost $38,054,616)		38,054,616

Commercial Paper - 12.5%

BNP Paribas NY
0.10% due 06/01/2015	6,000,000	6,000,000
Credit Agricole Corporate and Investment Bank NY
0.13% due 06/02/2015	3,850,000	3,849,986
Lloyds Bank PLC
0.09% due 06/02/2015	3,850,000	3,849,991
Lloyds Bank PLC
0.09% due 06/03/2015	3,200,000	3,199,984
UBS Finance Delaware LLC
0.28% due 07/21/2015	3,000,000	2,998,854

Total Commercial Paper
(amortized cost $19,898,815)		19,898,815

U.S. Corporate Bonds & Notes - 7.2%

General Electric Capital Corp. FRS
0.47% due 01/08/2016	500,000	500,619
General Electric Capital Corp. FRS
0.87% due 03/07/2019(3)	500,000	501,683
JPMorgan Chase Bank NA FRS
0.42% due 06/06/2016	2,700,000	2,700,000
JPMorgan Chase Bank NA FRS
0.53% due 07/30/2015	3,450,000	3,451,308
Royal Bank of Canada
0.80% due 10/30/2015	400,000	400,603
Wells Fargo Bank NA FRS
0.56% due 07/20/2015	4,000,000	4,001,479

Total U.S. Corporate Bonds & Notes
(amortized cost $11,555,692)		11,555,692

U.S. Government Agencies - 38.0%

Federal Farm Credit Bank
0.14% due 07/01/2015	250,000	249,971
0.16% due 10/05/2015	1,500,000	1,499,160
Federal Farm Credit Bank FRS
0.12% due 11/20/2015	3,250,000	3,249,920
0.20% due 08/03/2015	2,200,000	2,200,153
Federal Home Loan Bank
0.06% due 06/03/2015	2,000,000	1,999,993
0.06% due 06/19/2015	3,000,000	2,999,910
0.06% due 07/02/2015	3,000,000	2,999,845
0.06% due 07/14/2015	1,000,000	999,928
0.08% due 07/24/2015	4,000,000	3,999,558
0.10% due 07/17/2015	1,800,000	1,799,770
0.10% due 09/01/2015	4,300,000	4,298,901
0.14% due 09/08/2015	1,750,000	1,749,326
0.17% due 07/31/2015	1,250,000	1,249,646
0.19% due 12/08/2015	1,500,000	1,498,535
0.20% due 01/20/2016	3,700,000	3,695,211
0.20% due 01/22/2016	750,000	749,021
0.20% due 01/26/2016	1,750,000	1,747,676
0.29% due 02/02/2016	2,750,000	2,744,550
Federal Home Loan Bank FRS
0.15% due 06/18/2015	4,100,000	4,100,000
0.15% due 08/10/2015	3,000,000	3,000,091
0.22% due 10/07/2015	750,000	750,133
0.22% due 10/07/2015	3,500,000	3,500,993
Federal Home Loan Mtg. Corp.
0.08% due 07/27/2015	3,500,000	3,499,565
0.12% due 10/30/2015	2,000,000	1,998,993
0.16% due 10/16/2015	3,100,000	3,100,603
2.13% due 10/21/2015	1,000,000	1,007,518

Total U.S. Government Agencies
(amortized cost $60,688,970)		60,688,970

U.S. Government Treasuries - 14.1%

United States Treasury Bills
0.01% due 06/25/2015	4,000,000	3,999,967
0.02% due 06/18/2015	7,000,000	6,999,950
0.08% due 09/17/2015	3,000,000	2,999,257
United States Treasury Notes
0.38% due 08/31/2015	3,300,000	3,302,392
1.25% due 08/31/2015	5,250,000	5,265,066

Total U.S. Government Treasuries
(amortized cost $22,566,632)		22,566,632

Total Short-Term Investment Securities - 95.6%
(amortized cost $152,764,725)		152,764,725

REPURCHASE AGREEMENTS - 4.2%

State Street Bank and Trust Co. Joint Repurchase Agreement(1)
(cost $6,636,000)	6,636,000	6,636,000

TOTAL INVESTMENTS
(amortized cost $159,400,725)(2)	99.8%	159,400,725
Other assets less liabilities	0.2	393,820

NET ASSETS —	100.0%	$159,794,545

(1)	See Note 3 for details of Joint Repurchase Agreement.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	The security’s effective maturity date is less than one year.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2015 and unless noted otherwise, the dates are the original maturity dates.

Industry Allocation*
U.S. Government Agencies	38.0%
Commercial Banks	15.2
U.S. Government Treasuries	14.1
Diversified Banking Institutions	12.7
Banks - Super Regional	8.7
Money Center Banks	6.3
Repurchase Agreements	4.2
Diversified Financial Services	0.6

99.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$152,764,725	$—	$152,764,725
Repurchase Agreements	—	6,636,000	—	6,636,000

Total Investments at Value	$—	$159,400,725	$—	$159,400,725

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.1%
Advanced Materials - 0.9%

Hexcel Corp.	21,354	$1,051,471

Aerospace/Defense-Equipment - 0.6%

HEICO Corp.	12,736	729,773

Airlines - 0.7%

Spirit Airlines, Inc.†	12,115	770,151

Applications Software - 4.8%

Dealertrack Technologies, Inc.†	30,805	1,284,569
Demandware, Inc.†	20,666	1,287,078
HubSpot, Inc.†#	18,872	958,698
Imperva, Inc.†	22,001	1,337,881
Tableau Software, Inc., Class A†	7,034	796,319

		5,664,545

Banks-Commercial - 2.8%

PrivateBancorp, Inc.	25,708	980,246
Signature Bank†	8,342	1,164,960
Texas Capital Bancshares, Inc.†	20,295	1,104,048

		3,249,254

Building & Construction Products-Misc. - 3.1%

Caesarstone Sdot-Yam, Ltd.	16,884	1,043,769
Fortune Brands Home & Security, Inc.	12,790	586,549
Trex Co., Inc.†	40,678	2,058,307

		3,688,625

Building Products-Air & Heating - 0.8%

Lennox International, Inc.	8,700	979,620

Building Products-Cement - 1.1%

Eagle Materials, Inc.	15,651	1,306,546

Building Products-Doors & Windows - 0.8%

Masonite International Corp.†	14,530	991,237

Building-Residential/Commercial - 0.5%

TRI Pointe Homes, Inc.†	40,282	580,866

Casino Hotels - 0.5%

Boyd Gaming Corp.†	39,191	560,823

Commercial Services - 1.4%

CoStar Group, Inc.†	8,073	1,686,530

Computer Data Security - 0.7%

Fortinet, Inc.†	21,983	880,639

Computer Services - 1.9%

Barracuda Networks, Inc.†	28,513	1,121,701
Fleetmatics Group PLC†	26,732	1,117,665

		2,239,366

Computer Software - 1.7%

Cornerstone OnDemand, Inc.†	27,912	868,901
Envestnet, Inc.†	26,816	1,174,809

		2,043,710

Computers-Memory Devices - 1.0%

Nimble Storage, Inc.†#	45,659	1,181,655

Data Processing/Management - 0.6%

CommVault Systems, Inc.†	17,251	766,462

Diagnostic Equipment - 0.7%

GenMark Diagnostics, Inc.†	94,605	867,528

Distribution/Wholesale - 3.2%

H&E Equipment Services, Inc.	23,740	518,244
Pool Corp.	17,782	1,178,591
Watsco, Inc.	16,792	2,114,449

		3,811,284

Diversified Financial Services - 0.3%

On Deck Capital, Inc.†#	23,865	362,271

Diversified Manufacturing Operations - 1.1%

Carlisle Cos., Inc.	13,397	1,328,313

Diversified Operations - 0.9%

Horizon Pharma, Inc.†	34,234	1,110,209

Drug Delivery Systems - 0.9%

Nektar Therapeutics†	40,548	466,302
Revance Therapeutics, Inc.†#	21,857	559,539

		1,025,841

E-Commerce/Services - 2.5%

GrubHub, Inc.†	14,709	593,067
RetailMeNot, Inc.†	39,961	805,614
Wayfair, Inc., Class A†#	50,428	1,507,293

		2,905,974

E-Marketing/Info - 0.5%

Marketo, Inc.†#	21,587	643,940

E-Services/Consulting - 0.5%

Shopify, Inc., Class A†#	21,380	581,536

Educational Software - 1.4%

2U, Inc.†#	58,111	1,613,161

Electronic Components-Semiconductors - 3.6%

Cavium, Inc.†	16,296	1,146,750
Inphi Corp.†	62,177	1,488,517
Monolithic Power Systems, Inc.	28,746	1,569,532

		4,204,799

Enterprise Software/Service - 3.6%

Guidewire Software, Inc.†	30,003	1,453,645
Proofpoint, Inc.†#	23,517	1,390,560
Veeva Systems, Inc., Class A†#	50,024	1,356,651

		4,200,856

Food-Misc./Diversified - 0.9%

Diamond Foods, Inc.†	35,505	1,010,472

Footwear & Related Apparel - 1.2%

Wolverine World Wide, Inc.	49,538	1,455,426

Healthcare Safety Devices - 0.8%

Unilife Corp.†#	373,392	916,677

Instruments-Scientific - 0.8%

Fluidigm Corp.†#	40,865	966,049

Insurance-Property/Casualty - 0.8%

AmTrust Financial Services, Inc.#	15,424	928,216

Internet Connectivity Services - 0.5%

Boingo Wireless, Inc.†	66,882	601,269

Internet Incubators - 0.4%

HomeAway, Inc.†	16,054	450,636

Internet Telephone - 0.9%

RingCentral, Inc., Class A†#	59,687	1,020,051

Investment Companies - 0.7%

PennantPark Investment Corp.#	79,689	768,999

Investment Management/Advisor Services - 1.5%

Financial Engines, Inc.#	41,267	1,770,354

Lighting Products & Systems - 1.7%

Acuity Brands, Inc.	11,211	1,978,629

Machinery-General Industrial - 0.8%

Middleby Corp.†	9,022	980,691

Machinery-Pumps - 0.7%

Graco, Inc.	12,127	880,299

Medical Imaging Systems - 0.8%

Novadaq Technologies, Inc.†#	96,476	965,725

Medical Labs & Testing Services - 0.2%

Invitae Corp.†#	17,487	217,713

Medical Products - 1.7%

K2M Group Holdings, Inc.†	43,398	1,134,424
Syneron Medical, Ltd.†	81,850	855,332

		1,989,756

Medical-Biomedical/Gene - 8.1%

Acceleron Pharma, Inc.†	17,394	586,700
Avalanche Biotechnologies, Inc.†	11,395	424,806
Bellicum Pharmaceuticals, Inc.†#	12,731	314,965
Coherus Biosciences, Inc.†	32,455	797,419
Exact Sciences Corp.†#	22,450	606,374
Halozyme Therapeutics, Inc.†#	43,707	758,316
Insmed, Inc.†	46,109	1,011,631
Intrexon Corp.†#	11,515	485,012
Isis Pharmaceuticals, Inc.†#	10,801	727,123
Kite Pharma, Inc.†#	11,664	643,270
Puma Biotechnology, Inc.†#	4,448	869,362
Sage Therapeutics, Inc.†	13,791	1,032,532
Synageva BioPharma Corp.†	4,514	963,333
Versartis, Inc.†#	21,477	333,753

		9,554,596

Medical-Drugs - 4.0%

ACADIA Pharmaceuticals, Inc.†#	24,410	1,005,692
Chimerix, Inc.†	19,132	800,674
Ignyta, Inc.†	43,259	388,466
Keryx Biopharmaceuticals, Inc.†#	46,890	487,656
Receptos, Inc.†	8,032	1,324,396
Sagent Pharmaceuticals, Inc.†	29,509	658,936

		4,665,820

Medical-HMO - 1.1%

WellCare Health Plans, Inc.†	15,339	1,314,092

Medical-Hospitals - 2.0%

Acadia Healthcare Co., Inc.†	31,013	2,299,304

MRI/Medical Diagnostic Imaging - 1.0%

Surgical Care Affiliates, Inc.†	29,977	1,138,826

Oil Companies-Exploration & Production - 1.0%

Eclipse Resources Corp†#	29,470	185,661
Laredo Petroleum, Inc.†#	77,003	1,048,781

		1,234,442

Oil Field Machinery & Equipment - 1.3%

Dril-Quip, Inc.†	11,311	854,885
Forum Energy Technologies, Inc.†	33,233	689,253

		1,544,138

Oil Refining & Marketing - 0.9%

Delek US Holdings, Inc.	26,968	1,021,009

Patient Monitoring Equipment - 0.9%

Insulet Corp.†	36,279	1,025,607

Real Estate Investment Trusts - 0.9%

EastGroup Properties, Inc.	8,684	483,091
Highwoods Properties, Inc.	13,295	557,725

		1,040,816

Real Estate Management/Services - 0.8%

RE/MAX Holdings, Inc., Class A	27,139	907,800

Research & Development - 0.3%

Arrowhead Research Corp.†#	50,901	320,676

Resort/Theme Parks - 0.6%

Vail Resorts, Inc.	6,329	656,570

Retail-Apparel/Shoe - 2.1%

Kate Spade & Co.†	34,158	846,435
Men’s Wearhouse, Inc.	28,677	1,663,553

		2,509,988

Retail-Automobile - 3.0%

Lithia Motors, Inc., Class A	15,610	1,661,684
Penske Automotive Group, Inc.	18,005	929,238
Rush Enterprises, Inc., Class A†	36,310	964,757

		3,555,679

Retail-Discount - 0.4%

Tuesday Morning Corp.†	36,688	470,340

Retail-Misc./Diversified - 0.7%

Container Store Group, Inc.†#	47,717	876,084

Retail-Pet Food & Supplies - 1.1%

Freshpet, Inc.†#	65,195	1,293,469

Retail-Vitamins & Nutrition Supplements - 0.7%

Vitamin Shoppe, Inc.†	20,259	804,282

Savings & Loans/Thrifts - 1.4%

BofI Holding, Inc.†#	17,990	1,693,938

Semiconductor Components – Integrated Circuits - 1.4%

M/A-COM Technology Solutions Holdings, Inc.†	42,016	1,603,331

Semiconductor Equipment - 0.8%

MKS Instruments, Inc.	25,178	949,462

Steel Pipe & Tube - 0.7%

Advanced Drainage Systems, Inc.	29,406	853,950

Telecom Equipment-Fiber Optics - 1.1%

Ciena Corp.†	52,971	1,277,661

Telecom Services - 1.5%

Qorvo, Inc.†	20,856	1,713,320

Therapeutics - 1.3%

Nevro Corp.†	10,038	510,232
Portola Pharmaceuticals, Inc.†	23,244	972,064

		1,482,296

Transport-Services - 0.7%

XPO Logistics, Inc.†#	16,988	835,130

Transport-Truck - 0.7%

Old Dominion Freight Line, Inc.†	12,363	840,808

Web Hosting/Design - 0.6%

GoDaddy, Inc., Class A†	26,521	714,211

Wireless Equipment - 0.5%

Ruckus Wireless, Inc.†	58,452	614,331

Total Long-Term Investment Securities
(cost $95,396,779)		116,739,923

SHORT-TERM INVESTMENT SECURITIES - 19.2%
Registered Investment Companies - 18.1%

State Street Navigator Securities Lending Prime Portfolio(1)	21,336,904	21,336,904

Time Deposits - 1.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2015	$1,274,000	1,274,000

Total Short-Term Investment Securities
(cost $22,610,904)		22,610,904

TOTAL INVESTMENTS
(cost $118,007,683)(2)	118.3%	139,350,827
Liabilities in excess of other assets	(18.3)	(21,589,926)

NET ASSETS —	100.0%	$117,760,901

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At May 31, 2015, the Fund had loaned securities with a total value of $20,992,704. This was secured by collateral of $21,336,904, which was received in cash and subsequently invested in short-term investments currently valued at $21,336,904 as reported in the Portfolio of Investments. Additional collateral of $234,672 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	11/01/2034 to 12/15/2044	$31,340
Federal National Mtg. Assoc.	2.00% to 4.00%	10/25/2029 to 02/25/2044	147,678
Government National Mtg. Assoc.	0.38% to 4.00%	04/20/2039 to 12/16/2052	27,801
United States Treasury Notes/Bonds	0.63% to 1.50%	05/31/2017 to 10/31/2019	27,853

(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$116,739,923	$—	$—	$116,739,923
Short-Term Investment Securities:
Registered Investment Companies	21,336,904	—	—	21,336,904
Time Deposits	—	1,274,000	—	1,274,000

Total Investments at Value	$138,076,827	$1,274,000	$—	$139,350,827

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.6%
Advertising Services - 0.0%

Journal Media Group, Inc.	3,612	$28,932

Aerospace/Defense - 0.0%

National Presto Industries, Inc.#	3,000	208,500

Aerospace/Defense-Equipment - 0.6%

AAR Corp.	111,000	3,278,940

Airlines - 0.4%

Alaska Air Group, Inc.	33,400	2,158,976
SkyWest, Inc.	10,273	152,040

		2,311,016

Athletic Equipment - 0.1%

Nautilus, Inc.†	40,000	844,800

Auction Houses/Art Dealers - 1.3%

KAR Auction Services, Inc.	189,000	7,042,140

Audio/Video Products - 0.0%

VOXX International Corp.†	16,800	143,640

Auto-Truck Trailers - 0.1%

Wabash National Corp.†	35,700	483,378

Auto/Truck Parts & Equipment-Original - 0.1%

Accuride Corp.†	10,181	44,084
Dana Holding Corp.	29,800	648,746
Fuel Systems Solutions, Inc.†	14,900	121,733
Spartan Motors, Inc.	6,500	29,640

		844,203

Auto/Truck Parts & Equipment-Replacement - 0.3%

Douglas Dynamics, Inc.	72,400	1,469,720

Banks-Commercial - 12.6%

1st Source Corp.	19,028	600,904
American National Bankshares, Inc.	1,200	27,204
BancFirst Corp.	13,340	777,589
BancorpSouth, Inc.	72,800	1,761,032
Bank of Hawaii Corp.#	31,880	2,001,108
Banner Corp.	11,900	535,738
BBCN Bancorp, Inc.	68,620	988,128
Bridge Capital Holdings†	3,600	100,332
Capital Bank Financial Corp., Class A†	45,200	1,289,104
Cascade Bancorp†	15,701	77,877
Cathay General Bancorp	128,910	3,895,660
Central Pacific Financial Corp.	111,000	2,599,620
Century Bancorp, Inc., Class A	1,518	58,246
Chemical Financial Corp.	14,000	424,060
Citizens & Northern Corp.	3,600	69,804
City Holding Co.#	28,100	1,268,996
CoBiz Financial, Inc.	18,700	221,034
Columbia Banking System, Inc.	10,473	316,389
Community Bank System, Inc.	26,380	931,478
Community Trust Bancorp, Inc.	23,718	777,239
Customers Bancorp, Inc.†	32,600	818,260
East West Bancorp, Inc.	2,873	123,252
Financial Institutions, Inc.	13,400	309,138
First BanCorp†	248,500	1,520,820
First Bancorp	5,700	89,889
First Busey Corp.	80,280	504,158
First Citizens BancShares, Inc., Class A	1,640	395,404
First Commonwealth Financial Corp.	247,900	2,255,890
First Community Bancshares, Inc.	8,800	146,960
First Financial Bancorp	22,398	389,053
First Financial Bankshares, Inc.#	14,660	441,706
First Interstate BancSystem, Inc., Class A	20,900	569,316
FirstMerit Corp.	245,000	4,811,800
FNB Corp.	90,440	1,220,036
Glacier Bancorp, Inc.	41,200	1,159,368
Great Southern Bancorp, Inc.	7,000	276,220
Guaranty Bancorp	4,900	80,752
Hancock Holding Co.	191,206	5,569,831
Heartland Financial USA, Inc.	10,440	355,795
Heritage Financial Corp.	4,639	79,373
Hudson Valley Holding Corp.	13,340	344,706
Kearny Financial Corp.†	3,727	40,513
Lakeland Bancorp, Inc.	11,673	133,422
Lakeland Financial Corp.	5,280	209,035
MainSource Financial Group, Inc.	34,900	698,698
MB Financial, Inc.	23,220	748,148
Metro Bancorp, Inc.	11,300	292,218
National Penn Bancshares, Inc.	8,900	95,230
OFG Bancorp	109,600	1,440,144
Pacific Continental Corp.	14,900	191,763
PacWest Bancorp	30,300	1,360,167
Preferred Bank	3,300	91,014
Republic Bancorp, Inc., Class A	3,700	90,872
S&T Bancorp, Inc.	4,080	110,527
Sierra Bancorp	3,220	54,289
Simmons First National Corp., Class A	14,620	629,245
Southside Bancshares, Inc.	3,382	90,807
Southwest Bancorp, Inc.	28,680	507,636
State Bank Financial Corp.	11,000	225,280
Stock Yards Bancorp, Inc.	2,400	83,808
Suffolk Bancorp	3,320	80,078
Susquehanna Bancshares, Inc.	69,700	968,133
TCF Financial Corp.	85,740	1,349,548
Tompkins Financial Corp.	7,648	390,048
Trustmark Corp.	27,900	665,415
UMB Financial Corp.	36,460	1,888,263
Umpqua Holdings Corp.	327,889	5,767,568
Union Bankshares Corp.	82,019	1,772,431
Valley National Bancorp	14,316	140,011
Washington Trust Bancorp, Inc.	7,280	273,582
Webster Financial Corp.	21,700	822,213
WesBanco, Inc.	2,891	91,471
West Bancorporation, Inc.	7,880	144,007
Westamerica Bancorporation#	36,524	1,671,338
Wilshire Bancorp, Inc.	126,400	1,395,456
Zions Bancorporation	173,500	5,010,680

		69,706,327

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	9,800	241,276

Beverages-Wine/Spirits - 0.7%

Treasury Wine Estates, Ltd. ADR	987,000	4,026,960

Building & Construction Products-Misc. - 0.3%

Gibraltar Industries, Inc.†	75,880	1,359,769
Trex Co., Inc.†	3,856	195,114

		1,554,883

Building & Construction-Misc. - 0.1%

Comfort Systems USA, Inc.	27,100	608,395

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	27,000	255,690

Building-Maintenance & Services - 0.2%

ABM Industries, Inc.	34,100	1,106,204

Building-Residential/Commercial - 0.5%

Ryland Group, Inc.	13,400	563,738
Taylor Morrison Home Corp., Class A†	110,073	2,117,804

		2,681,542

Casino Services - 0.0%

Scientific Games Corp., Class A†#	6,100	92,842

Chemicals-Diversified - 0.3%

Olin Corp.	54,500	1,593,580

Chemicals-Specialty - 0.6%

KMG Chemicals, Inc.	3,200	95,072
Minerals Technologies, Inc.	38,760	2,608,936
OM Group, Inc.	25,200	668,808

		3,372,816

Coal - 0.1%

Cloud Peak Energy, Inc.†#	86,500	499,105

Coffee - 0.0%

Farmer Bros. Co.†	4,500	110,475

Commercial Services - 0.1%

Performant Financial Corp.†	8,550	25,992
RPX Corp.†	31,600	502,756

		528,748

Commercial Services-Finance - 1.1%

EVERTEC, Inc.	254,000	5,646,420
Global Cash Access Holdings, Inc.†	11,520	89,050
MoneyGram International, Inc.†	43,000	417,960

		6,153,430

Computer Aided Design - 0.2%

Aspen Technology, Inc.†	24,400	1,044,320

Computer Services - 1.1%

Convergys Corp.	47,600	1,181,908
Engility Holdings, Inc.	42,000	1,172,640
Insight Enterprises, Inc.†	42,170	1,236,846
Sykes Enterprises, Inc.†	24,100	583,943
Unisys Corp.†	100,500	2,064,270

		6,239,607

Computer Software - 0.6%

Avid Technology, Inc.†	179,000	3,187,990

Computers-Integrated Systems - 0.2%

VeriFone Systems, Inc.†	32,630	1,245,487

Consulting Services - 0.6%

CRA International, Inc.†	5,200	143,676
FTI Consulting, Inc.†	76,500	3,006,450
Hackett Group, Inc.	2,004	23,707

		3,173,833

Consumer Products-Misc. - 0.3%

Central Garden and Pet Co., Class A†	117,860	1,150,314
CSS Industries, Inc.	20,600	568,354

		1,718,668

Containers-Metal/Glass - 0.6%

Silgan Holdings, Inc.	59,005	3,206,332

Containers-Paper/Plastic - 0.6%

Berry Plastics Group, Inc.†	55,270	1,849,887
Graphic Packaging Holding Co.	122,610	1,745,966

		3,595,853

Data Processing/Management - 0.2%

Fair Isaac Corp.	12,420	1,089,482

Diagnostic Equipment - 0.2%

Affymetrix, Inc.†#	72,800	853,944

Distribution/Wholesale - 1.6%

Beacon Roofing Supply, Inc.†	93,750	2,940,000
Essendant, Inc.	149,500	5,806,580

		8,746,580

Diversified Manufacturing Operations - 1.2%

Actuant Corp., Class A	138,990	3,266,265
Federal Signal Corp.	38,600	574,368
Harsco Corp.	144,080	2,321,129
Tredegar Corp.	21,160	420,026

		6,581,788

Drug Delivery Systems - 0.0%

Revance Therapeutics, Inc.†#	8,000	204,800

E-Commerce/Services - 0.2%

Orbitz Worldwide, Inc.†#	91,700	1,033,459

E-Services/Consulting - 0.0%

Cinedigm Corp., Class A†	2,198	1,925

Electric Products-Misc. - 0.0%

GrafTech International, Ltd.†	11,200	56,784

Electric-Distribution - 0.1%

EnerNOC, Inc.†	80,400	773,448

Electric-Generation - 0.2%

Atlantic Power Corp.#	318,300	938,985

Electric-Integrated - 2.6%

Avista Corp.	66,980	2,143,360
El Paso Electric Co.	57,800	2,102,186
NorthWestern Corp.	41,918	2,180,574
PNM Resources, Inc.	27,500	731,225
Portland General Electric Co.	111,300	3,891,048
Unitil Corp.	9,900	335,016
Westar Energy, Inc.	77,340	2,836,058

		14,219,467

Electronic Components-Misc. - 1.4%

Benchmark Electronics, Inc.†	96,021	2,231,528
Jabil Circuit, Inc.	164,495	4,041,642
Sanmina Corp.†	29,800	645,468

Stoneridge, Inc.†	36,400	434,252
Vishay Intertechnology, Inc.	27,200	354,144

		7,707,034

Electronic Components-Semiconductors - 0.6%

Amkor Technology, Inc.†	91,400	617,864
DSP Group, Inc.†	54,280	606,851
Fairchild Semiconductor International, Inc.†	8,500	169,320
IXYS Corp.	12,500	152,375
Qorvo, Inc.†	18,575	1,525,936

		3,072,346

Energy-Alternate Sources - 0.8%

First Solar, Inc.†	20,000	994,200
Pacific Ethanol, Inc.†#	6,500	74,815
REX American Resources Corp.†	52,500	3,353,175

		4,422,190

Engineering/R&D Services - 1.5%

Argan, Inc.	48,800	1,746,064
EMCOR Group, Inc.	129,797	5,888,890
VSE Corp.	14,200	886,506

		8,521,460

Engines-Internal Combustion - 0.2%

Briggs & Stratton Corp.	56,500	1,078,585

Enterprise Software/Service - 0.4%

Benefitfocus, Inc.†#	17,800	638,664
ManTech International Corp., Class A	8,042	229,036
MedAssets, Inc.†	73,900	1,542,293

		2,409,993

Entertainment Software - 0.4%

Take-Two Interactive Software, Inc.†	81,000	2,216,970

Environmental Consulting & Engineering - 0.6%

Tetra Tech, Inc.	125,965	3,295,244

Filtration/Separation Products - 0.0%

Polypore International, Inc.†	3,400	203,694

Finance-Consumer Loans - 1.9%

Encore Capital Group, Inc.†#	72,276	2,870,080
Nelnet, Inc., Class A	21,400	879,754
Ocwen Financial Corp.†#	448,545	4,557,217
World Acceptance Corp.†#	28,558	2,329,476

		10,636,527

Finance-Investment Banker/Broker - 0.6%

Cowen Group, Inc., Class A†	140,200	827,180
Investment Technology Group, Inc.	87,000	2,336,820
Oppenheimer Holdings, Inc., Class A	10,700	277,558
Virtu Financial, Inc., Class A†	7,400	162,023

		3,603,581

Finance-Leasing Companies - 0.0%

Marlin Business Services Corp.	10,700	191,209

Finance-Mortgage Loan/Banker - 0.7%

Arlington Asset Investment Corp., Class A#	19,900	411,731
CoreLogic, Inc.†	89,000	3,469,220

		3,880,951

Financial Guarantee Insurance - 0.0%

MGIC Investment Corp.†#	6,600	71,610

Food-Baking - 0.4%

Flowers Foods, Inc.	102,840	2,309,786

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	4,000	112,800

Food-Dairy Products - 0.8%

Dean Foods Co.	249,030	4,587,133

Food-Flour & Grain - 0.6%

Post Holdings, Inc.†	70,920	3,067,999

Food-Misc./Diversified - 0.7%

J&J Snack Foods Corp.	23,010	2,480,478
John B. Sanfilippo & Son, Inc.	1,400	70,854
Pinnacle Foods, Inc.	29,300	1,234,995

		3,786,327

Food-Retail - 0.1%

Smart & Final Stores, Inc.†	35,100	593,190

Food-Wholesale/Distribution - 0.2%

Fresh Del Monte Produce, Inc.	20,000	752,800
SpartanNash Co.	16,300	509,538

		1,262,338

Footwear & Related Apparel - 0.3%

Iconix Brand Group, Inc.†	69,900	1,804,818

Gambling (Non-Hotel) - 0.3%

Isle of Capri Casinos, Inc.†	113,880	1,618,235

Gas-Distribution - 1.3%

AGL Resources, Inc.	16,459	829,040
Chesapeake Utilities Corp.	5,900	310,517
Laclede Group, Inc.	50,100	2,680,851
Northwest Natural Gas Co.	27,800	1,242,660
Piedmont Natural Gas Co., Inc.	8,760	326,660
Southwest Gas Corp.	29,240	1,592,411

		6,982,139

Home Furnishings - 0.2%

Leggett & Platt, Inc.	18,498	874,585

Hotels/Motels - 0.4%

Interval Leisure Group, Inc.	87,980	2,289,240

Housewares - 0.7%

NACCO Industries, Inc., Class A	3,200	183,104
Tupperware Brands Corp.	52,434	3,447,011

		3,630,115

Human Resources - 2.6%

AMN Healthcare Services, Inc.†	181,550	4,827,415
Barrett Business Services, Inc.	40,800	1,469,208
Cross Country Healthcare, Inc.†	119,400	1,268,028
Korn/Ferry International	90,293	2,897,502

Monster Worldwide, Inc.†	157,300	954,811
Resources Connection, Inc.	200,000	3,138,000

		14,554,964

Identification Systems - 0.0%

Checkpoint Systems, Inc.	14,593	142,574

Independent Power Producers - 0.1%

Ormat Technologies, Inc.#	22,500	834,750

Industrial Automated/Robotic - 0.1%

Hurco Cos., Inc.	12,400	414,532

Instruments-Controls - 0.0%

Watts Water Technologies, Inc., Class A	3,960	210,395

Insurance-Life/Health - 1.6%

American Equity Investment Life Holding Co.	74,598	1,895,535
CNO Financial Group, Inc.	185,320	3,335,760
Primerica, Inc.	21,100	933,253
StanCorp Financial Group, Inc.	12,358	917,211
Symetra Financial Corp.	61,400	1,501,844

		8,583,603

Insurance-Multi-line - 0.3%

Horace Mann Educators Corp.	45,580	1,568,864
United Fire Group, Inc.	3,300	100,683

		1,669,547

Insurance-Property/Casualty - 0.5%

Arch Capital Group, Ltd.†	6,526	416,946
Global Indemnity PLC†	2,200	60,412
Hallmark Financial Services, Inc.†	13,800	153,180
Navigators Group, Inc.†	6,900	535,578
ProAssurance Corp.	34,080	1,539,735

		2,705,851

Insurance-Reinsurance - 1.0%

Argo Group International Holdings, Ltd.	23,928	1,259,809
Essent Group, Ltd.†	160,800	4,102,008
Maiden Holdings, Ltd.	17,500	244,650

		5,606,467

Internet Application Software - 0.0%

Bazaarvoice, Inc.†#	44,300	253,396

Internet Telephone - 0.1%

magicJack VocalTec, Ltd.†	46,600	384,450

Investment Management/Advisor Services - 0.8%

GAMCO Investors, Inc., Class A	6,700	462,233
Janus Capital Group, Inc.	12,760	231,594
Virtus Investment Partners, Inc.	30,330	3,773,355

		4,467,182

Lasers-System/Components - 0.1%

Coherent, Inc.†	12,340	768,042

Machinery-Construction & Mining - 0.2%

Hyster-Yale Materials Handling, Inc.	13,360	948,026

Machinery-Farming - 0.2%

AGCO Corp.	18,460	937,399

Machinery-General Industrial - 2.4%

Babcock & Wilcox Co.	133,000	4,427,570
IDEX Corp.	44,555	3,442,319
Kadant, Inc.	25,600	1,205,760
Manitowoc Co., Inc.	209,000	3,941,740

		13,017,389

Medical Instruments - 1.6%

Integra LifeSciences Holdings Corp.†	54,500	3,660,765
NuVasive, Inc.†	17,350	877,042
SurModics, Inc.†	35,300	871,204
Thoratec Corp.†	74,600	3,386,094

		8,795,105

Medical Products - 0.8%

Haemonetics Corp.†	101,500	4,193,980

Medical Sterilization Products - 0.7%

STERIS Corp.	54,630	3,650,923

Medical-Biomedical/Gene - 1.4%

Applied Genetic Technologies Corp.†	3,100	62,155
Ardelyx, Inc.†	10,600	116,070
Avalanche Biotechnologies, Inc.†	3,400	126,752
Bio-Rad Laboratories, Inc., Class A†	18,295	2,641,249
Charles River Laboratories International, Inc.†	25,327	1,832,155
Epizyme, Inc.†	5,500	104,335
Idera Pharmaceuticals, Inc.†#	119,957	460,635
Insmed, Inc.†	19,300	423,442
Karyopharm Therapeutics, Inc.†#	2,500	67,300
Kite Pharma, Inc.†#	4,800	264,720
MacroGenics, Inc.†	6,400	207,040
Medicines Co.†	26,400	748,704
Sage Therapeutics, Inc.†	2,200	164,714
Ultragenyx Pharmaceutical, Inc.†	5,200	452,400
Verastem, Inc.†#	15,600	134,940

		7,806,611

Medical-Drugs - 0.2%

Dicerna Pharmaceuticals, Inc.†#	7,500	124,050
Immune Design Corp.†#	6,500	141,895
Radius Health Inc†#	17,400	839,028
ZS Pharma, Inc.†	2,600	152,100

		1,257,073

Medical-Generic Drugs - 0.1%

Amphastar Pharmaceuticals, Inc.†#	26,400	404,976

Medical-HMO - 0.4%

Centene Corp.†	24,400	1,838,296
Triple-S Management Corp., Class B†	21,600	518,400

		2,356,696

Medical-Hospitals - 0.1%

Select Medical Holdings Corp.	32,900	537,915

Medical-Outpatient/Home Medical - 0.6%

Amsurg Corp.†	40,450	2,723,903
LHC Group, Inc.†	13,000	477,880

		3,201,783

Metal Processors & Fabrication - 0.0%

Ampco-Pittsburgh Corp.	500	8,250

MRI/Medical Diagnostic Imaging - 0.3%

Alliance HealthCare Services, Inc.†	5,562	102,285
Surgical Care Affiliates, Inc.†	47,400	1,800,726

		1,903,011

Multimedia - 0.5%

EW Scripps Co., Class A	124,878	2,925,892

Networking Products - 0.7%

A10 Networks, Inc.†	34,400	208,120
Black Box Corp.	40,380	810,023
NETGEAR, Inc.†	31,000	960,690
Polycom, Inc.†	133,100	1,792,857

		3,771,690

Office Furnishings-Original - 0.6%

Herman Miller, Inc.	68,095	1,886,231
HNI Corp.	22,920	1,111,391
Kimball International, Inc., Class B	10,045	122,449

		3,120,071

Office Supplies & Forms - 0.3%

ACCO Brands Corp.†	224,100	1,647,135

Oil & Gas Drilling - 0.0%

Parker Drilling Co.†	59,100	200,349

Oil Companies-Exploration & Production - 2.9%

Bill Barrett Corp.†#	159,300	1,406,619
Comstock Resources, Inc.#	51,800	183,372
Diamondback Energy, Inc.†	53,300	4,147,273
EXCO Resources, Inc.#	77,300	120,588
Laredo Petroleum, Inc.†#	186,110	2,534,818
Midstates Petroleum Co., Inc.†#	85,500	104,310
Oasis Petroleum, Inc.†#	212,326	3,605,295
RSP Permian, Inc.†	114,165	3,251,419
Stone Energy Corp.†	13,720	186,318
VAALCO Energy, Inc.†	181,600	404,968
W&T Offshore, Inc.#	53,100	287,271
Warren Resources, Inc.†#	60,200	42,146

		16,274,397

Oil Field Machinery & Equipment - 1.2%

Dril-Quip, Inc.†	46,401	3,506,987
Forum Energy Technologies, Inc.†	162,520	3,370,665
Mitcham Industries, Inc.†	8,800	36,520

		6,914,172

Oil Refining & Marketing - 0.1%

Adams Resources & Energy, Inc.	800	34,320
Alon USA Energy, Inc.	17,600	310,288

		344,608

Oil-Field Services - 1.1%

Helix Energy Solutions Group, Inc.†	143,740	2,252,406
Key Energy Services, Inc.†	113,300	254,925
Pioneer Energy Services Corp.†	254,340	1,785,467
SEACOR Holdings, Inc.†	21,700	1,521,604

		5,814,402

Paper & Related Products - 0.5%

Domtar Corp.	24,540	1,060,619
P.H. Glatfelter Co.	3,300	77,517
Schweitzer-Mauduit International, Inc.	42,400	1,711,264

		2,849,400

Poultry - 0.0%

Sanderson Farms, Inc.#	1,000	81,530

Precious Metals - 0.1%

Coeur Mining, Inc.†#	51,500	280,675

Printing-Commercial - 0.6%

ARC Document Solutions, Inc.†	110,100	824,649
Cenveo, Inc.†#	346,000	865,000
Ennis, Inc.	16,000	269,120
Quad/Graphics, Inc.	56,200	1,149,290

		3,108,059

Publishing-Newspapers - 0.0%

Lee Enterprises, Inc.†#	40,650	122,356
McClatchy Co., Class A†	66,000	71,940

		194,296

Publishing-Periodicals - 0.2%

Time, Inc.	42,400	954,424

Racetracks - 0.0%

Speedway Motorsports, Inc.	7,700	168,784

Radio - 0.1%

Entercom Communications Corp., Class A†	34,840	396,479
Saga Communications, Inc., Class A	1,666	65,840

		462,319

Real Estate Investment Trusts - 11.9%

American Assets Trust, Inc.	4,400	173,140
Anworth Mtg. Asset Corp.	534,440	2,779,088
Apartment Investment & Management Co., Class A	38,179	1,448,129
Ashford Hospitality Prime, Inc.	25,196	396,585
Ashford Hospitality Trust, Inc.	127,080	1,092,888
Capstead Mtg. Corp.	211,100	2,497,313
CBL & Associates Properties, Inc.	81,440	1,437,416
Chambers Street Properties	93,700	713,994
CoreSite Realty Corp.	64,900	3,063,280
CubeSmart	106,860	2,542,199
CYS Investments, Inc.	394,300	3,528,985
DCT Industrial Trust, Inc.	92,760	3,034,180
DiamondRock Hospitality Co.	61,634	811,720
Education Realty Trust, Inc.	16,966	558,860
EPR Properties	14,600	841,982
Equity Commonwealth†	99,599	2,564,674
FelCor Lodging Trust, Inc.	137,900	1,481,046
First Industrial Realty Trust, Inc.	24,218	472,493
First Potomac Realty Trust	94,600	955,460
Franklin Street Properties Corp.	31,200	362,232
Getty Realty Corp.	28,000	471,240
Gladstone Commercial Corp.	13,900	240,887
Government Properties Income Trust#	66,500	1,298,080
Highwoods Properties, Inc.	11,300	474,035
Home Properties, Inc.	12,800	951,296

Hospitality Properties Trust	30,840	931,060
Ladder Capital Corp.	170,150	3,023,565
LaSalle Hotel Properties	15,278	557,036
LTC Properties, Inc.	19,120	804,761
Mid-America Apartment Communities, Inc.	2,677	204,496
New Residential Investment Corp.	226,800	3,869,208
Parkway Properties, Inc.	261,500	4,495,185
Pebblebrook Hotel Trust	24,900	1,067,712
Pennsylvania Real Estate Investment Trust	48,880	1,091,002
PennyMac Mortgage Investment Trust	223,360	4,103,123
Potlatch Corp.	59,200	2,147,776
PS Business Parks, Inc.	6,900	504,390
RAIT Financial Trust	183,300	1,165,788
Redwood Trust, Inc.	248,100	3,996,891
Saul Centers, Inc.	2,200	110,814
Strategic Hotels & Resorts, Inc.†	14,300	172,744
Sunstone Hotel Investors, Inc.	84,708	1,292,644
Taubman Centers, Inc.	2,600	192,478
Urstadt Biddle Properties, Inc., Class A	14,900	299,788
Washington Real Estate Investment Trust	47,400	1,187,370
WP GLIMCHER, Inc.	1,153	16,223

		65,425,256

Real Estate Operations & Development - 0.7%

Alexander & Baldwin, Inc.	39,800	1,634,586
Forestar Group, Inc.†	90,400	1,206,840
St. Joe Co.†#	69,800	1,111,914

		3,953,340

Recreational Centers - 0.1%

Steiner Leisure, Ltd.†	7,400	363,044

Research & Development - 0.1%

INC Research Holdings, Inc., Class A†	15,500	536,145

Resorts/Theme Parks - 1.3%

SeaWorld Entertainment, Inc.	240,850	5,202,360
Six Flags Entertainment Corp.	36,000	1,758,960

		6,961,320

Respiratory Products - 0.1%

Inogen, Inc.†	7,700	287,826

Retail-Apparel/Shoe - 2.1%

Abercrombie & Fitch Co., Class A#	89,490	1,831,860
Ascena Retail Group, Inc.†	153,840	2,273,755
Caleres, Inc.	4,200	129,906
Children’s Place, Inc.	52,800	3,453,120
DSW, Inc., Class A	84,140	2,915,451
Guess?, Inc.	42,300	741,942

		11,346,034

Retail-Appliances - 0.1%

hhgregg, Inc.†#	119,700	460,845

Retail-Bookstores - 0.1%

Barnes & Noble, Inc.†	16,300	383,376

Retail-Discount - 0.4%

Big Lots, Inc.	46,000	2,019,400

Retail-Hair Salons - 0.4%

Regis Corp.†	128,300	2,073,328

Retail-Home Furnishings - 0.6%

Pier 1 Imports, Inc.#	269,000	3,418,990

Retail-Leisure Products - 0.0%

Party City Holdco, Inc.†	6,400	139,200

Retail-Regional Department Stores - 0.5%

Bon-Ton Stores, Inc.#	19,555	114,397
Dillard’s, Inc., Class A	24,240	2,812,082

		2,926,479

Retail-Restaurants - 0.5%

Bob Evans Farms, Inc.#	23,200	1,065,576
Bojangles’, Inc.†	1,800	49,536
Dave & Buster’s Entertainment, Inc.†	11,200	354,256
Jack in the Box, Inc.	3,600	312,516
Ruby Tuesday, Inc.†	31,600	197,184
Ruth’s Hospitality Group, Inc.	52,872	778,805

		2,757,873

Retail-Toy Stores - 0.1%

Build-A-Bear Workshop, Inc.†	25,200	405,468

Rubber-Tires - 0.7%

Cooper Tire & Rubber Co.	106,100	3,894,931

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	14,758	255,166

Savings & Loans/Thrifts - 0.9%

BankFinancial Corp.	4,600	54,464
Beneficial Bancorp, Inc.†	20,458	250,610
Brookline Bancorp, Inc.	14,600	159,724
Charter Financial Corp.	61,100	739,921
First Financial Northwest, Inc.	11,400	132,240
Flushing Financial Corp.	34,500	668,610
Fox Chase Bancorp, Inc.	5,100	82,875
Northfield Bancorp, Inc.	132,900	1,945,656
OceanFirst Financial Corp.	10,620	183,726
Territorial Bancorp, Inc.	3,000	69,180
United Financial Bancorp, Inc.	18,500	233,100
WSFS Financial Corp.	14,574	359,541

		4,879,647

Schools - 0.2%

K12, Inc.†	78,700	1,077,403

Security Services - 0.1%

Ascent Capital Group, Inc., Class A†	6,900	278,277

Seismic Data Collection - 0.0%

Dawson Geophysical Co.†	8,252	44,643

Semiconductor Components-Integrated Circuits - 0.6%

Cypress Semiconductor Corp.†	211,022	2,897,332
Pericom Semiconductor Corp.	14,900	195,041

		3,092,373

Semiconductor Equipment - 0.3%

Cohu, Inc.	8,700	116,667
Photronics, Inc.†	35,500	358,195
Ultra Clean Holdings, Inc.†	86,600	560,302
Xcerra Corp.†	89,300	689,396

		1,724,560

Steel Pipe & Tube - 0.1%

Mueller Water Products, Inc., Class A	56,940	524,987

Steel-Producers - 0.3%

Commercial Metals Co.	21,700	348,719
Schnitzer Steel Industries, Inc., Class A	7,400	132,534
Worthington Industries, Inc.	46,140	1,255,469

		1,736,722

Telecom Equipment-Fiber Optics - 0.2%

Harmonic, Inc.†	154,400	1,051,464

Telecom Services - 0.8%

EarthLink Holdings Corp.	120,000	832,800
FairPoint Communications, Inc.†	22,300	450,014
NeuStar, Inc., Class A†#	59,100	1,614,612
Vonage Holdings Corp.†	354,200	1,650,572

		4,547,998

Telecommunication Equipment - 0.2%

Comtech Telecommunications Corp.	29,100	874,164

Telephone-Integrated - 0.1%

Cincinnati Bell, Inc.†	96,375	352,732

Textile-Apparel - 0.2%

Unifi, Inc.†	31,100	1,011,372

Therapeutics - 0.3%

Agios Pharmaceuticals, Inc.†#	8,900	1,085,978
Cara Therapeutics, Inc.†	13,000	123,760
Egalet Corp.†#	6,500	64,480
Zafgen Inc†	4,500	146,520

		1,420,738

Tobacco - 0.5%

Universal Corp.#	51,000	2,625,990

Transport-Air Freight - 0.2%

Atlas Air Worldwide Holdings, Inc.†	19,800	1,078,704

Transport-Equipment & Leasing - 0.1%

AMERCO	900	296,100

Transport-Marine - 0.0%

Frontline, Ltd.†	40,300	103,974
International Shipholding Corp.	8,378	67,108

		171,082

Transport-Services - 0.4%

Matson, Inc.	50,700	2,042,196

Transport-Truck - 1.2%

ArcBest Corp.	41,820	1,429,826
Landstar System, Inc.	59,645	3,900,783
P.A.M. Transportation Services, Inc.†	9,500	575,415
USA Truck, Inc.†	31,900	734,976

		6,641,000

Water - 0.2%

American States Water Co.	9,912	380,918
California Water Service Group	21,460	512,680

		893,598

Web Hosting/Design - 0.7%

Endurance International Group Holdings, Inc.†#	185,000	3,761,050

Web Portals/ISP - 0.1%

Blucora, Inc.†	48,300	766,038

Total Long-Term Investment Securities
(cost $462,137,966)		538,558,345

SHORT-TERM INVESTMENT SECURITIES - 7.9%
Registered Investment Companies - 7.9%

State Street Navigator Securities Lending Prime Portfolio(1) (cost $43,491,012)	43,491,012	43,491,012

REPURCHASE AGREEMENTS - 2.5%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 05/29/2015, to be repurchased 06/01/2015 in the amount of $14,211,000 and collateralized by $14,945,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $14,498,309. (cost $14,211,000)	$14,211,000	14,211,000

TOTAL INVESTMENTS
(cost $519,839,978)(2)	108.0%	596,260,357
Liabilities in excess of other assets	(8.0)	(44,401,659)

NET ASSETS —	100.0%	$551,858,698

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At May 31, 2015, the Fund had loaned securities with a total value of $41,958,083. This was secured by collateral of $43,491,012 which was received in cash and subsequently invested in short-term investments currently valued at $43,491,012 as reported in the Portfolio of Investments. Additional collateral of $15,388 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
United States Treasury Bills	zero coupon	01/07/2016 to 01/07/2016	$1
United States Treasury Notes/Bonds	zero coupon to 6.00%	08/31/2015 to 05/15/2044	15,387

(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2015	Unrealized Appreciation (Depreciation)

29	Long	Russell 2000 E-Mini Index	June 2015	$3,628,118	$3,608,470	$(19,648)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$538,558,345	$—	$—	$538,558,345
Short-Term Investment Securities	43,491,012	—	—	43,491,012
Repurchase Agreements	—	14,211,000	—	14,211,000

Total Investments at Value	$582,049,357	$14,211,000	$—	$596,260,357

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$19,648	$—	$—	$19,648

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - May 31, 2015 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.8%
Advertising Agencies - 0.3%

Interpublic Group of Cos., Inc.	12,204	$249,206
Omnicom Group, Inc.	26,872	2,002,770

		2,251,976

Agricultural Chemicals - 0.2%

CF Industries Holdings, Inc.	2,281	720,522
Mosaic Co.	24,573	1,126,672

		1,847,194

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	35,463	1,874,220

Airlines - 0.2%

Delta Air Lines, Inc.	28,016	1,202,447
Southwest Airlines Co.	4,938	182,953

		1,385,400

Apparel Manufacturers - 0.1%

VF Corp.	14,829	1,044,406

Appliances - 0.1%

Whirlpool Corp.	4,351	801,672

Applications Software - 3.0%

Citrix Systems, Inc.†	3,558	231,305
Intuit, Inc.	19,219	2,001,659
Microsoft Corp.	397,894	18,645,313
Red Hat, Inc.†	1,310	101,224
Salesforce.com, Inc.†	30,739	2,236,262

		23,215,763

Athletic Footwear - 0.4%

NIKE, Inc., Class B	30,354	3,086,091

Audio/Video Products - 0.0%

Harman International Industries, Inc.	2,132	256,949

Auto-Cars/Light Trucks - 0.7%

Ford Motor Co.	341,193	5,175,898

Auto-Heavy Duty Trucks - 0.3%

PACCAR, Inc.	36,270	2,305,321

Auto/Truck Parts & Equipment-Original - 0.8%

BorgWarner, Inc.	18,620	1,119,993
Delphi Automotive PLC	29,597	2,574,347
Johnson Controls, Inc.	43,570	2,266,511

		5,960,851

Banks-Commercial - 0.7%

BB&T Corp.	65,206	2,573,681
M&T Bank Corp.	13,947	1,685,913
Regions Financial Corp.	74,610	752,815

		5,012,409

Banks-Fiduciary - 1.0%

Bank of New York Mellon Corp.	116,409	5,047,494
Northern Trust Corp.	18,835	1,404,149
State Street Corp.	17,379	1,354,346

		7,805,989

Banks-Super Regional - 3.2%

Capital One Financial Corp.	36,905	3,083,782
Comerica, Inc.	30,552	1,495,520
Fifth Third Bancorp	155,600	3,149,344
Huntington Bancshares, Inc.	42,795	476,308
KeyCorp	51,718	754,049
PNC Financial Services Group, Inc.	56,667	5,422,465
SunTrust Banks, Inc.	46,114	1,968,146
US Bancorp	189,458	8,167,534

		24,517,148

Beverages-Non-alcoholic - 1.9%

Coca-Cola Enterprises, Inc.	17,913	792,292
Dr Pepper Snapple Group, Inc.	15,893	1,218,039
Monster Beverage Corp.†	5,396	686,803
PepsiCo, Inc.	118,909	11,466,395

		14,163,529

Building Products-Cement - 0.0%

Vulcan Materials Co.	1,917	172,396

Building Products-Wood - 0.0%

Masco Corp.	12,078	326,951

Cable/Satellite TV - 2.0%

Comcast Corp., Class A	148,713	8,693,762
DIRECTV†	31,648	2,881,234
Time Warner Cable, Inc.	19,487	3,525,003

		15,099,999

Chemicals-Diversified - 0.6%

LyondellBasell Industries NV, Class A	17,200	1,738,920
PPG Industries, Inc.	11,593	2,653,522

		4,392,442

Chemicals-Specialty - 0.7%

Eastman Chemical Co.	19,559	1,501,545
Ecolab, Inc.	22,148	2,539,268
International Flavors & Fragrances, Inc.	8,059	959,343
Sigma-Aldrich Corp.	3,139	437,263

		5,437,419

Coatings/Paint - 0.2%

Sherwin-Williams Co.	4,657	1,342,054

Coffee - 0.1%

Keurig Green Mountain, Inc.	4,570	394,117

Commercial Services-Finance - 1.8%

Automatic Data Processing, Inc.	44,099	3,770,906
H&R Block, Inc.	2,355	74,724
MasterCard, Inc., Class A	57,145	5,272,198
McGraw Hill Financial, Inc.	16,048	1,664,980
Moody’s Corp.	9,373	1,013,221
Western Union Co.	88,478	1,942,092

		13,738,121

Computer Aided Design - 0.0%

Autodesk, Inc.†	4,946	267,826

Computer Services - 0.6%

Accenture PLC, Class A	28,857	2,771,426
Cognizant Technology Solutions Corp., Class A†	24,122	1,561,176
Teradata Corp.†	3,325	129,476

		4,462,078

Computer Software - 0.0%

Akamai Technologies, Inc.†	3,402	259,471

Computers - 0.5%

Hewlett-Packard Co.	106,712	3,564,181

Computers-Memory Devices - 1.0%

EMC Corp.	153,484	4,042,769
NetApp, Inc.	7,026	234,668

SanDisk Corp.	9,401	642,840
Seagate Technology PLC	19,573	1,089,042
Western Digital Corp.	13,380	1,302,677

		7,311,996

Consumer Products-Misc. - 0.5%

Kimberly-Clark Corp.	33,770	3,676,202

Cosmetics & Toiletries - 2.2%

Colgate-Palmolive Co.	90,365	6,035,478
Procter & Gamble Co.	140,267	10,995,530

		17,031,008

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd.	5,489	417,054

Data Processing/Management - 0.4%

Fidelity National Information Services, Inc.	27,919	1,750,522
Fiserv, Inc.†	16,641	1,333,776
Paychex, Inc.	4,220	208,510

		3,292,808

Diagnostic Equipment - 0.7%

Danaher Corp.	61,390	5,299,185

Dialysis Centers - 0.0%

DaVita HealthCare Partners, Inc.†	3,620	303,284

Distribution/Wholesale - 0.1%

Fastenal Co.#	15,084	626,137
WW Grainger, Inc.	1,982	476,334

		1,102,471

Diversified Banking Institutions - 0.7%

Goldman Sachs Group, Inc.	25,999	5,360,734

Diversified Manufacturing Operations - 1.9%

3M Co.	47,331	7,529,416
Eaton Corp. PLC	41,717	2,986,520
Illinois Tool Works, Inc.	26,621	2,497,848
Parker-Hannifin Corp.#	7,312	880,584
Pentair PLC	7,249	464,154

		14,358,522

E-Commerce/Products - 1.5%

Amazon.com, Inc.†	18,318	7,862,635
eBay, Inc.†	63,362	3,887,892

		11,750,527

E-Commerce/Services - 0.6%

Expedia, Inc.	2,780	298,183
Netflix, Inc.†	2,201	1,373,556
Priceline Group, Inc.†	2,304	2,700,380

		4,372,119

Electric Products-Misc. - 0.5%

AMETEK, Inc.	3,247	174,559
Emerson Electric Co.	64,491	3,889,452

		4,064,011

Electric-Integrated - 1.9%

AES Corp.	49,232	669,555
CMS Energy Corp.	58,662	2,002,721
Consolidated Edison, Inc.	93,693	5,793,975
Eversource Energy	74,663	3,677,153
Integrys Energy Group, Inc.	2,175	156,404
Pepco Holdings, Inc.	8,769	238,955
TECO Energy, Inc.	20,371	383,994
Wisconsin Energy Corp.	35,894	1,732,962

		14,655,719

Electronic Components-Misc. - 0.5%

Corning, Inc.	75,556	1,580,632
Garmin, Ltd.#	15,409	700,801
TE Connectivity, Ltd.	23,655	1,632,195

		3,913,628

Electronic Components-Semiconductors - 2.7%

Altera Corp.	14,621	714,236
Avago Technologies, Ltd.	14,259	2,111,330
Broadcom Corp., Class A	31,476	1,789,411
Intel Corp.	270,103	9,307,749
Microchip Technology, Inc.#	7,483	367,640
Micron Technology, Inc.†	39,222	1,095,470
NVIDIA Corp.	14,931	330,423
Texas Instruments, Inc.	86,464	4,835,067

		20,551,326

Electronic Forms - 0.2%

Adobe Systems, Inc.†	21,188	1,675,759

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	10,958	451,360

Engines-Internal Combustion - 0.2%

Cummins, Inc.	10,180	1,379,899

Enterprise Software/Service - 1.1%

CA, Inc.	27,903	849,647
Oracle Corp.	178,768	7,774,620

		8,624,267

Entertainment Software - 0.1%

Electronic Arts, Inc.†	10,628	666,960

Finance-Credit Card - 2.0%

Alliance Data Systems Corp.†	3,988	1,188,544
American Express Co.	57,742	4,603,192
Discover Financial Services	32,069	1,868,660
Visa, Inc., Class A	104,863	7,201,991

		14,862,387

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	62,836	1,988,759

Finance-Other Services - 0.5%

CME Group, Inc.	24,376	2,296,219
Intercontinental Exchange, Inc.	6,614	1,566,063

		3,862,282

Food-Misc./Diversified - 1.8%

Campbell Soup Co.	1,778	85,949
ConAgra Foods, Inc.	12,812	494,671
General Mills, Inc.	81,087	4,553,035
Kellogg Co.	9,848	618,159
Kraft Foods Group, Inc.	38,883	3,283,669
Mondelez International, Inc., Class A	120,559	5,014,049

		14,049,532

Food-Retail - 0.6%

Kroger Co.	52,590	3,828,552
Whole Foods Market, Inc.	13,342	550,224

		4,378,776

Food-Wholesale/Distribution - 0.3%

Sysco Corp.	59,026	2,193,406

Gas-Distribution - 0.9%

AGL Resources, Inc.	27,053	1,362,660
CenterPoint Energy, Inc.	22,382	455,921
NiSource, Inc.	36,845	1,738,347
Sempra Energy	30,985	3,329,958

		6,886,886

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.	22,192	877,250

Hotels/Motels - 0.2%

Marriott International, Inc., Class A	6,919	539,613
Starwood Hotels & Resorts Worldwide, Inc.	8,905	736,978

		1,276,591

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	13,285	1,632,594

Industrial Gases - 0.4%

Air Products & Chemicals, Inc.	19,598	2,876,203
Airgas, Inc.	5,209	531,005

		3,407,208

Instruments-Scientific - 0.4%

Thermo Fisher Scientific, Inc.	24,913	3,229,472

Insurance Brokers - 0.1%

Aon PLC	1,065	107,799
Marsh & McLennan Cos., Inc.	10,268	597,906

		705,705

Insurance-Life/Health - 0.8%

Aflac, Inc.	35,412	2,203,335
Principal Financial Group, Inc.	11,542	596,606
Prudential Financial, Inc.	36,920	3,123,801

		5,923,742

Insurance-Multi-line - 1.8%

ACE, Ltd.	27,968	2,978,033
Allstate Corp.	37,523	2,526,048
Cincinnati Financial Corp.	6,024	304,694
Hartford Financial Services Group, Inc.	20,221	831,285
Loews Corp.	55,265	2,217,232
MetLife, Inc.	84,849	4,434,209
XL Group PLC	4,633	174,571

		13,466,072

Insurance-Property/Casualty - 0.3%

Travelers Cos., Inc.	20,300	2,052,736

Insurance-Reinsurance - 1.8%

Berkshire Hathaway, Inc., Class B†	93,802	13,413,686

Internet Content-Entertainment - 1.0%

Facebook, Inc., Class A†	92,128	7,295,616

Internet Security - 0.1%

Symantec Corp.	45,635	1,123,762

Investment Management/Advisor Services - 1.0%

Ameriprise Financial, Inc.	12,211	1,521,369
BlackRock, Inc.	9,792	3,581,718
Franklin Resources, Inc.	20,511	1,044,215
Invesco, Ltd.	13,676	544,715
T. Rowe Price Group, Inc.	7,505	605,578

		7,297,595

Machinery-Construction & Mining - 0.5%

Caterpillar, Inc.	47,630	4,063,792

Machinery-Farming - 0.4%

Deere & Co.	30,086	2,818,456

Machinery-General Industrial - 0.1%

Roper Technologies, Inc.	6,157	1,077,229

Medical Information Systems - 0.1%

Cerner Corp.†	9,543	642,148

Medical Instruments - 0.2%

Boston Scientific Corp.†	9,723	177,639
Edwards Lifesciences Corp.†	2,108	275,558
Intuitive Surgical, Inc.†	889	433,610
St. Jude Medical, Inc.	6,253	461,158

		1,347,965

Medical Products - 0.6%

Baxter International, Inc.	31,938	2,127,390
Becton Dickinson and Co.	7,289	1,024,178
Stryker Corp.	12,524	1,203,932

		4,355,500

Medical-Biomedical/Gene - 3.6%

Alexion Pharmaceuticals, Inc.†	8,732	1,430,651
Amgen, Inc.	44,423	6,941,538
Biogen, Inc.†	10,724	4,257,321
Celgene Corp.†	37,522	4,294,018
Gilead Sciences, Inc.†	68,865	7,731,473
Regeneron Pharmaceuticals, Inc.†	3,452	1,769,357
Vertex Pharmaceuticals, Inc.†	9,364	1,201,308

		27,625,666

Medical-Drugs - 5.7%

Abbott Laboratories	138,952	6,753,067
AbbVie, Inc.	171,651	11,430,240
Bristol-Myers Squibb Co.	88,683	5,728,922
Endo International PLC†	6,372	533,719
Johnson & Johnson	176,549	17,679,617
Zoetis, Inc.	33,254	1,655,051

		43,780,616

Medical-Generic Drugs - 1.1%

Actavis PLC†	21,366	6,555,302
Mylan NV†#	12,336	895,964
Perrigo Co. PLC	5,566	1,059,210

		8,510,476

Medical-HMO - 1.8%

Aetna, Inc.	14,848	1,751,619
Anthem, Inc.	10,810	1,814,458
Cigna Corp.	11,462	1,614,193
Humana, Inc.	7,755	1,664,611
UnitedHealth Group, Inc.	58,632	7,048,153

		13,893,034

Medical-Hospitals - 0.2%

HCA Holdings, Inc.†	16,244	1,329,247

Medical-Wholesale Drug Distribution - 0.9%

AmerisourceBergen Corp.	20,567	2,315,021
Cardinal Health, Inc.	20,920	1,844,516
McKesson Corp.	12,746	3,023,734

		7,183,271

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	13,181	705,052

Multimedia - 2.7%

Time Warner, Inc.	49,528	4,184,125
Twenty-First Century Fox, Inc., Class A	90,223	3,031,493
Viacom, Inc., Class B	32,225	2,155,208
Walt Disney Co.	100,359	11,076,623

		20,447,449

Networking Products - 1.2%

Cisco Systems, Inc.	305,307	8,948,548

Non-Hazardous Waste Disposal - 0.4%

Republic Services, Inc.	42,928	1,729,569
Waste Management, Inc.	25,579	1,269,997

		2,999,566

Office Automation & Equipment - 0.3%

Pitney Bowes, Inc.#	13,968	305,201
Xerox Corp.	140,125	1,600,227

		1,905,428

Oil & Gas Drilling - 0.2%

Ensco PLC, Class A	48,960	1,150,560
Noble Corp. PLC#	29,044	486,487

		1,637,047

Oil Companies-Exploration & Production - 1.6%

Anadarko Petroleum Corp.	28,974	2,422,516
Apache Corp.	38,248	2,288,761
Cabot Oil & Gas Corp.#	11,446	388,706
Chesapeake Energy Corp.#	35,208	496,785
Devon Energy Corp.	34,331	2,239,068
EOG Resources, Inc.	30,897	2,740,255
EQT Corp.	7,872	669,671
Noble Energy, Inc.	7,726	338,244
Pioneer Natural Resources Co.	6,458	954,686

		12,538,692

Oil Companies-Integrated - 0.6%

Marathon Oil Corp.	108,246	2,943,209
Murphy Oil Corp.	41,807	1,816,932

		4,760,141

Oil Field Machinery & Equipment - 0.2%

National Oilwell Varco, Inc.	33,660	1,655,735

Oil Refining & Marketing - 0.8%

Marathon Petroleum Corp.	9,765	1,010,287
Phillips 66	42,027	3,325,176
Valero Energy Corp.	30,306	1,795,328

		6,130,791

Oil-Field Services - 1.0%

Baker Hughes, Inc.	18,793	1,211,397
Schlumberger, Ltd.	66,857	6,068,610

		7,280,007

Paper & Related Products - 0.2%

International Paper Co.	31,337	1,624,197

Pharmacy Services - 0.5%

Express Scripts Holding Co.†	39,140	3,410,660

Pipelines - 1.8%

Kinder Morgan, Inc.	121,187	5,028,049
ONEOK, Inc.	25,861	1,084,093
Spectra Energy Corp.	125,039	4,397,622
Williams Cos., Inc.	54,892	2,804,981

		13,314,745

Publishing-Newspapers - 0.0%

News Corp., Class A†	11,319	171,483

Publishing-Periodicals - 0.1%

Nielsen NV	22,844	1,027,752

Real Estate Investment Trusts - 3.2%

American Tower Corp.	34,884	3,236,886
AvalonBay Communities, Inc.	3,894	648,351
Boston Properties, Inc.	4,161	541,055
Crown Castle International Corp.	46,061	3,756,275
Equity Residential	31,050	2,307,636
General Growth Properties, Inc.	19,039	539,375
HCP, Inc.	44,743	1,732,449
Health Care REIT, Inc.	17,455	1,226,388
Host Hotels & Resorts, Inc.	48,343	962,993
Macerich Co.	4,196	344,534
Prologis, Inc.	21,297	843,148
Public Storage	5,377	1,040,665
Simon Property Group, Inc.	26,848	4,870,227
Ventas, Inc.	10,682	710,567
Vornado Realty Trust	12,768	1,275,395
Weyerhaeuser Co.	20,390	663,898

		24,699,842

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	2,702	103,324

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†	2,286	203,248

Retail-Apparel/Shoe - 0.2%

Gap, Inc.	15,872	608,374
L Brands, Inc.	11,680	1,010,553

		1,618,927

Retail-Automobile - 0.0%

CarMax, Inc.†	3,681	261,498

Retail-Building Products - 1.6%

Home Depot, Inc.	78,570	8,754,269
Lowe’s Cos., Inc.	44,259	3,097,245

		11,851,514

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.	7,266	252,130

Retail-Discount - 1.2%

Costco Wholesale Corp.	37,184	5,302,066
Target Corp.	45,281	3,591,689

		8,893,755

Retail-Drug Store - 1.4%

CVS Health Corp.	67,391	6,899,491
Walgreens Boots Alliance, Inc.	46,192	3,965,121

		10,864,612

Retail-Jewelry - 0.0%

Tiffany & Co.	1,850	173,400

Retail-Major Department Stores - 0.3%

TJX Cos., Inc.	39,846	2,565,285

Retail-Office Supplies - 0.1%

Staples, Inc.	30,753	506,348

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.	3,340	218,737
Macy’s, Inc.	23,549	1,576,605

		1,795,342

Retail-Restaurants - 2.4%

Chipotle Mexican Grill, Inc.†	725	446,252
Darden Restaurants, Inc.	6,709	439,708
McDonald’s Corp.#	108,826	10,439,678
Starbucks Corp.	78,825	4,095,747
Yum! Brands, Inc.	29,101	2,622,291

		18,043,676

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.	4,867	154,990

Savings & Loans/Thrifts - 0.1%

People’s United Financial, Inc.#	33,927	527,904

Semiconductor Components-Integrated Circuits - 1.2%

Analog Devices, Inc.	37,420	2,543,063
QUALCOMM, Inc.	93,801	6,536,054

		9,079,117

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	64,853	1,305,491
KLA-Tencor Corp.	17,343	1,034,683

		2,340,174

Steel-Producers - 0.3%

Nucor Corp.	41,655	1,970,281

Telecom Services - 0.1%

Level 3 Communications, Inc.†	10,841	601,459

Telecommunication Equipment - 0.1%

Juniper Networks, Inc.#	13,654	379,581

Telephone-Integrated - 0.3%

CenturyLink, Inc.	46,675	1,551,477
Frontier Communications Corp.	110,966	571,475

		2,122,952

Television - 0.2%

CBS Corp., Class B	30,146	1,860,611

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc.	13,862	1,420,023

Toys - 0.0%

Mattel, Inc.#	13,206	340,847

Transport-Rail - 1.0%

CSX Corp.#	28,533	972,405
Norfolk Southern Corp.	10,465	962,780
Union Pacific Corp.	53,201	5,368,513

		7,303,698

Transport-Services - 1.0%

FedEx Corp.	10,442	1,808,763
United Parcel Service, Inc., Class B	56,811	5,636,788

		7,445,551

Vitamins & Nutrition Products - 0.1%

Mead Johnson Nutrition Co.	4,160	404,768

Web Portals/ISP - 3.1%

Google, Inc., Class A†	14,296	7,795,895
Google, Inc., Class C†	26,767	14,242,988
Yahoo!, Inc.†	40,009	1,717,786

		23,756,669

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	6,303	371,877

Total Long-Term Investment Securities
(cost $572,153,224)		737,442,863

SHORT-TERM INVESTMENT SECURITIES - 2.5%
Registered Investment Companies - 0.4%

State Street Navigator Securities Lending Prime Portfolio(1)	3,309,806	3,309,806

U.S. Government Treasuries - 2.1%

United States Treasury Bills
0.01% due 06/11/2015(2)	$11,200,000	11,199,989
0.02% due 06/18/2015	5,000,000	4,999,975

		16,199,964

Total Short-Term Investment Securities
(cost $19,509,748)		19,509,770

REPURCHASE AGREEMENTS - 0.9%

State Street Bank & Trust Co. Joint Repurchase Agreement(3)
(cost $6,725,000)	6,725,000	6,725,000

TOTAL INVESTMENTS
(cost $598,387,972)(4)	100.2%	763,677,633
Liabilities in excess of other assets	(0.2)	(1,878,442)

NET ASSETS —	100.0%	$761,799,191

†	Non-income producing security
#	The security or a portion thereof is out on loan

(1)	At May 31, 2015, the Fund had loaned securities with a total value of $15,904,644. This was secured by collateral of $3,309,806, which was received in cash and subsequently invested in short-term investments currently valued at $3,309,806 as reported in the Portfolio of Investments. Additional collateral of $13,065,112 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2015
United States Treasury Bills	zero coupon	06/18/2015 to 07/23/2015	$2,331,347
United States Treasury Notes/Bonds	0.13% to 8.88%	06/30/2015 to 05/15/2044	10,733,765

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for details of Joint Repurchase Agreement.
(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2015	Unrealized Appreciation (Depreciation)

217	Long	S&P 500 E-Mini Index	June 2015	$22,488,351	$22,850,100	$361,749

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$737,442,863	$—	$—	$737,442,863
Short-Term Investment Securities:
Registered Investment Companies	3,309,806	—	—	3,309,806
U.S. Government Treasuries	—	16,199,964	—	16,199,964
Repurchase Agreements	—	6,725,000	—	6,725,000

Total Investment at Value	$740,752,669	$22,924,964	$—	$763,677,633

Other Financial Instruments:+
Open Futures Contracts	$361,749	$—	$—	$361,749

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2015 - (unaudited)

Security Description	Principal Amount/ Shares(5)	Value (Note 1)
ASSET BACKED SECURITIES - 0.7%
Diversified Financial Services - 0.7%

American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	$100,000	$100,765
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	115,000	117,393
Applebee’s Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	87,000	89,711
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.76% due 10/25/2034	163,970	153,335
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	108,759	108,624
BA Credit Card Trust Series 2015-A2, Class A 1.36% due 09/15/2020	134,000	134,041
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.56% due 04/15/2021	241,000	241,094
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	174,000	174,189
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	66,000	68,662
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	226,000	233,663
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	172,000	178,279
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(1)	619,000	644,001
CLI Funding V LLC Series 2014-2A, Class A 3.38% due 10/18/2029*	78,158	78,989
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(1)	298,000	308,749
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(1)	80,000	82,612
Core Industrial Trust Series 2015-1, Class A 3.04% due 02/10/2034*(1)	207,000	211,959
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(2)	160,979	163,210
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A1 1.68% due 04/15/2050(1)	135,354	136,156
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	135,660	137,108
Dell Equipment Finance Trust Series 2015-1, Class A3 1.30% due 03/23/2020*	134,000	133,948
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.34% due 11/25/2036	189,412	165,562
Ford Credit Auto Owner Trust Series 2014-C, Class B 1.97% due 04/15/2020	119,000	119,920
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	171,000	171,479
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)	282,000	284,472
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	75,000	77,746
JPMBB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(1)	365,000	379,987
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class A2 3.10% due 12/15/2047(1)	229,000	239,665
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	295,000	295,349
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	242,000	244,500
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	65,091	65,569
Wells Fargo Commercial Mtg. Trust Series BH3-C26, Class A2 2.66% due 02/15/2048(1)	200,000	205,411
Wendys Funding LLC Series 2015-1A, Class A2I 3.37% due 06/15/2045*	110,000	110,429
Wendys Funding LLC Series 2015-1A, Class A23 4.50% due 06/15/2045*	110,000	110,000
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(1)	234,000	243,231

Total Asset Backed Securities
(cost $6,179,530)		6,209,808

U.S. CORPORATE BONDS & NOTES - 45.4%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	358,000	372,189

Advertising Services - 0.2%

Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	1,464,000	1,233,420

Aerospace/Defense - 0.2%

BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	305,000	315,014
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	420,000	432,372
Boeing Co. Senior Notes 0.95% due 05/15/2018	588,000	581,859

		1,329,245

Aerospace/Defense-Equipment - 0.4%

Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	1,750,000	1,815,625
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	1,488,000	1,532,640

		3,348,265

Airlines - 0.5%

Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	1,288,000	1,321,810
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	129,277	131,862
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	98,736	100,217
United Airlines Pass Through Trust Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	1,200,000	1,234,500
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	1,319,857	1,382,550

		4,170,939

Alternative Waste Technology - 0.2%

ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	1,899,000	2,001,071

Apparel Manufacturers - 0.1%

Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	1,121,000	706,230

Auto-Cars/Light Trucks - 0.3%

American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	898,000	899,810
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	994,000	997,036
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	344,000	350,761
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	479,000	479,510

		2,727,117

Auto-Heavy Duty Trucks - 0.2%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,675,000	1,809,000

Auto/Truck Parts & Equipment-Original - 0.4%

Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	1,675,000	1,746,187
ZF North America Capital, Inc. Company Guar. Notes 4.50% due 04/29/2022*	1,356,000	1,379,730

		3,125,917

Banks-Commercial - 0.4%

First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	674,000	679,734
KeyBank NA Senior Notes 2.25% due 03/16/2020	783,000	784,598
PNC Bank NA Senior Notes 1.13% due 01/27/2017	792,000	793,191
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	937,000	1,197,242

		3,454,765

Banks-Fiduciary - 0.1%

Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	842,000	871,983

Banks-Super Regional - 0.2%

Bank of America NA Senior Notes 1.65% due 03/26/2018	503,000	503,106
Wells Fargo & Co. Senior Notes 1.40% due 09/08/2017	898,000	901,130

Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	372,000	383,927

		1,788,163

Batteries/Battery Systems - 0.2%

EnerSys Company Guar. Notes 5.00% due 04/30/2023*	1,548,000	1,567,350

Brewery - 0.2%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	1,644,000	1,656,251

Building & Construction-Misc. - 0.2%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	1,466,000	1,396,365

Building Products-Cement - 0.5%

Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	3,100,000	3,144,950
CRH America, Inc. Company Guar. Notes 3.88% due 05/18/2025*	418,000	423,187
Vulcan Materials Co. Senior Notes 4.50% due 04/01/2025	563,000	568,630

		4,136,767

Building Products-Wood - 0.1%

Masco Corp. Senior Notes 4.45% due 04/01/2025	789,000	809,711

Building-Residential/Commercial - 0.2%

Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,600,000	1,720,000

Cable/Satellite TV - 0.3%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	820,000	862,537
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	395,000	374,263
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	1,000,000	963,750
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	643,000	644,608

		2,845,158

Casino Hotels - 1.0%

Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	1,451,000	1,476,392
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	1,361,000	1,378,013
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021#	2,412,000	2,247,502
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	1,258,000	1,242,275
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	1,441,000	1,513,050
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	600,000	606,000

		8,463,232

Cellular Telecom - 0.9%

Crown Castle Towers LLC Senior Sec. Notes 3.66% due 05/15/2025*	410,000	410,000
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	3,949,000	3,820,657
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	1,806,000	1,817,288
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	600,000	626,250
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	1,050,000	1,107,750

		7,781,945

Chemicals-Diversified - 0.2%

Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	1,485,000	1,485,000

Chemicals-Specialty - 0.4%

Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	1,565,000	1,608,037
Evolution Escrow Issuer LLC Company Guar. Notes 7.50% due 03/15/2022*	1,426,000	1,418,870
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	319,000	417,527

		3,444,434

Coal - 0.3%

Murray Energy Corp. Senior Sec. Notes 11.25% due 04/15/2021*	1,280,000	1,235,200
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	1,349,000	1,382,725

		2,617,925

Coatings/Paint - 0.1%

RPM International, Inc. Senior Notes 5.25% due 06/01/2045	991,000	972,433

Commercial Services-Finance - 0.5%

Global Cash Access, Inc. Senior Notes 10.00% due 01/15/2022*	589,000	575,747
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	960,000	963,600
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	2,289,000	2,185,995

		3,725,342

Computer Services - 0.2%

Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	1,651,000	1,254,760

Computers - 0.5%

Apple, Inc. Senior Notes 2.00% due 05/06/2020	897,000	899,546
Apple, Inc. Senior Notes 3.20% due 05/13/2025	578,000	583,809
Apple, Inc. Senior Notes 3.45% due 02/09/2045	433,000	377,749
Dell, Inc. Senior Notes 4.63% due 04/01/2021#	752,000	744,480
Dell, Inc. Senior Notes 7.10% due 04/15/2028	705,000	770,212
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	790,000	832,413

		4,208,209

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	224,000	223,399

Containers-Metal/Glass - 0.4%

Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	507,000	520,942
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	2,457,000	2,825,550

		3,346,492

Containers-Paper/Plastic - 0.5%

Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	1,418,000	1,410,910
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	2,070,000	1,842,300
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	773,000	794,257

		4,047,467

Cosmetics & Toiletries - 0.2%

Colgate-Palmolive Co. FRS Senior Notes 0.22% due 05/14/2019	EUR 500,000	550,045
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	822,000	772,680

		1,322,725

Decision Support Software - 0.1%

MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	848,000	885,100

Disposable Medical Products - 0.2%

Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	1,590,000	1,601,925

Distribution/Wholesale - 0.4%

H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022#	1,786,000	1,884,230
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	1,828,000	1,805,150

		3,689,380

Diversified Banking Institutions - 2.2%

Bank of America Corp. Senior Notes 2.50% due 07/27/2020	355,000	420,170
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	1,046,000	1,062,676
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	603,000	597,537

Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	788,000	793,158
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	1,330,000	1,329,729
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	244,000	241,695
Citigroup, Inc. Senior Notes 5.15% due 05/21/2026	GBP 60,000	109,176
Goldman Sachs Group, Inc. Senior Notes 2.55% due 10/23/2019	917,000	922,906
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	421,000	429,663
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	1,100,000	1,241,357
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	736,000	905,733
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,176,000	1,444,224
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	1,020,000	1,017,692
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	471,000	476,443
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	791,000	798,466
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	703,000	712,213
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	748,000	871,057
Morgan Stanley Senior Notes 1.88% due 01/05/2018	1,078,000	1,083,512
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	1,127,000	1,157,720
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,722,000	1,825,480
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	629,000	679,495
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	49,000	60,752

		18,180,854

Diversified Financial Services - 0.4%

General Electric Capital Corp. Company Guar. Notes 1.50% due 07/12/2016	1,874,000	1,891,391
General Electric Capital Corp. Company Guar. Notes 4.88% due 09/18/2037	183,000	332,140
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	721,000	729,748

		2,953,279

Diversified Manufacturing Operations - 0.5%

3M Co. FRS Senior Notes 0.22% due 05/15/2020	EUR 1,000,000	1,096,675
General Electric Co. Senior Notes 2.70% due 10/09/2022	644,000	644,767
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	802,000	917,849
Textron, Inc. Senior Notes 4.63% due 09/21/2016	630,000	657,171
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	503,000	492,058

		3,808,520

Diversified Operations - 0.0%

MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018	332,000	332,023

E-Commerce/Services - 0.2%

Netflix, Inc. Senior Notes 5.38% due 02/01/2021	1,496,000	1,559,580

Electric-Generation - 0.0%

Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. 9.24% due 07/02/2017	223,758	237,743

Electric-Integrated - 1.1%

AES Corp. Senior Notes 5.50% due 03/15/2024	1,805,000	1,814,025
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	352,000	354,438

Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	901,000	990,514
Entergy Arkansas, Inc. 1st Mtg. Bonds 4.95% due 12/15/2044	544,000	557,436
Entergy Louisiana LLC 1st Mtg. Bonds 4.95% due 01/15/2045	491,000	496,997
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	477,000	483,701
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	543,000	683,164
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	153,000	156,086
Mirant Mid Atlantic LLC Pass Through Trust Pass Through Certs. 9.13% due 06/30/2017	132,673	140,633
PPL Energy Supply LLC Senior Notes 6.50% due 06/01/2025*#	727,000	741,837
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	356,000	372,183
Southern California Edison Co. 1st Mtg. Bonds 1.13% due 05/01/2017	895,000	898,329
Southern Co. Senior Notes 1.30% due 08/15/2017	769,000	769,693
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	388,000	398,439

		8,857,475

Electronic Components-Misc. - 0.1%

Corning, Inc. Senior Notes 1.50% due 05/08/2018	392,000	392,760
Corning, Inc. Senior Notes 2.90% due 05/15/2022	392,000	395,485

		788,245

Electronic Components-Semiconductors - 0.3%

Intel Corp. Senior Notes 1.35% due 12/15/2017	1,403,000	1,411,278
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	1,000,000	982,500

		2,393,778

Electronics-Military - 0.0%

L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	172,000	170,564

Energy-Alternate Sources - 0.1%

TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	1,039,000	1,072,768

Enterprise Software/Service - 0.3%

Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,353,000	1,413,885
Oracle Corp. Senior Notes 3.90% due 05/15/2035	587,000	568,252
Oracle Corp. Senior Notes 4.13% due 05/15/2045	587,000	568,189

		2,550,326

Finance-Auto Loans - 0.5%

Ally Financial, Inc. Senior Notes 4.13% due 03/30/2020	1,548,000	1,548,000
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	724,000	740,290
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	1,366,000	1,417,225

		3,705,515

Finance-Commercial - 0.2%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	1,403,000	1,355,649
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	513,000	514,282

		1,869,931

Finance-Consumer Loans - 0.6%

Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021#	2,324,000	2,242,660
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	1,898,000	2,032,037
Synchrony Financial Senior Notes 4.25% due 08/15/2024	698,000	715,940

		4,990,637

Finance-Credit Card - 0.2%

American Express Credit Corp. Senior Notes 1.55% due 09/22/2017	371,000	372,774

American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	645,000	646,363
Discover Financial Services Senior Notes 3.75% due 03/04/2025	719,000	703,900

		1,723,037

Finance-Investment Banker/Broker - 0.1%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	11,049
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(9)	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(9)	143,000	14
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	460,000	464,912

		475,986

Finance-Leasing Companies - 0.4%

Air Lease Corp. Senior Notes 4.75% due 03/01/2020	2,690,000	2,871,575

Finance-Mortgage Loan/Banker - 0.2%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,600,000	1,602,000

Finance-Other Services - 0.3%

National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	327,000	326,828
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	1,285,000	1,291,132
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	656,000	655,436

		2,273,396

Firearms & Ammunition - 0.1%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,170,000	936,000

Food-Dairy Products - 0.1%

Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	900,000	936,000

Food-Meat Products - 0.2%

JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	1,200,000	1,236,000

Food-Misc./Diversified - 0.2%

Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	1,535,000	1,544,594
Mondelez International, Inc. Senior Notes 7.25% due 07/18/2018	GBP 165,000	294,417

		1,839,011

Food-Retail - 0.2%

Albertson’s Holdings LLC/Saturn Acquisition Merger Sub, Inc. Senior Sec. Notes 7.75% due 10/15/2022*	787,000	849,960
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	899,000	964,178

		1,814,138

Food-Wholesale/Distribution - 0.2%

C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	1,619,000	1,594,715

Gambling (Non-Hotel) - 0.2%

Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	912,000	950,760
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	892,000	863,010
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(3)(9)(12)	271,413	2,660

		1,816,430

Gas-Distribution - 0.0%

Dominion Gas Holdings LLC 4.80% due 11/01/2043	312,000	333,293

Hotels/Motels - 0.1%

Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*	1,110,000	1,132,200

Independent Power Producers - 0.5%

Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022*	1,500,000	1,597,500
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	1,253,000	1,293,722
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	943,000	987,792

NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	285,000	317,633

		4,196,647

Insurance-Life/Health - 0.2%

CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	734,000	761,525
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	305,000	347,294
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	784,000	784,371

		1,893,190

Insurance-Multi-line - 0.4%

Assurant, Inc. Senior Notes 6.75% due 02/15/2034	1,266,000	1,552,510
Metropolitan Life Global Funding I Sec. Notes 1.30% due 04/10/2017*	2,093,000	2,098,038

		3,650,548

Insurance-Mutual - 0.1%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	411,000	382,846
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	801,000	810,436

		1,193,282

Internet Connectivity Services - 0.5%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	2,046,000	2,046,000
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023*	1,813,000	1,825,673

		3,871,673

Investment Management/Advisor Services - 0.4%

Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	1,645,000	1,645,000
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	1,321,000	1,335,861

		2,980,861

Machinery-Construction & Mining - 0.2%

Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	1,250,000	1,303,125

Machinery-Farming - 0.3%

John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	1,055,000	1,058,946
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	1,193,000	1,203,441

		2,262,387

Medical Instruments - 0.1%

Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025*	500,000	512,001

Medical Labs & Testing Services - 0.3%

Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	187,000	187,254
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	605,000	595,185
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	310,000	299,096
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*#	1,121,000	1,128,997

		2,210,532

Medical Products - 0.4%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	422,000	429,287
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	2,713,000	2,529,872

		2,959,159

Medical-Biomedical/Gene - 0.2%

Amgen, Inc. Senior Notes 3.13% due 05/01/2025	804,000	782,091
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	880,000	852,022

		1,634,113

Medical-Drugs - 0.6%

AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	239,000	240,055
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	279,000	280,784
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	1,218,000	1,236,270

Forest Laboratories, Inc. Company Guar. Notes 4.88% due 02/15/2021*	702,000	767,222
Merck & Co., Inc. Senior Notes 1.88% due 10/15/2026	EUR 900,000	1,031,828
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	1,600,000	1,624,000

		5,180,159

Medical-Generic Drugs - 0.2%

Mylan, Inc. Company Guar. Notes 5.40% due 11/29/2043	575,000	617,944
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	938,000	982,579

		1,600,523

Medical-HMO - 0.1%

UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	598,000	601,600

Medical-Hospitals - 1.6%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	1,870,000	1,921,425
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	445,000	451,675
HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	850,000	879,750
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	357,000	367,710
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	1,400,000	1,564,500
HCA, Inc. Company Guar. Notes 7.19% due 11/15/2015	400,000	410,000
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	2,132,000	2,124,005
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	2,150,000	2,248,094
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	1,899,000	1,932,232
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	958,000	886,150

		12,785,541

Metal-Copper - 0.1%

Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	634,000	634,926

Multimedia - 0.3%

Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	203,000	256,943
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	2,015,000	2,007,774
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	288,000	278,588
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	294,000	286,460

		2,829,765

Music - 0.3%

Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	991,000	1,015,775
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	745,000	771,075
WMG Acquisition Corp. Company Guar. Notes 6.75% due 04/15/2022*	817,000	793,511

		2,580,361

Networking Products - 0.2%

Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	1,293,000	1,317,364

Oil & Gas Drilling - 0.1%

Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	609,000	584,640

Oil Companies-Exploration & Production - 3.8%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	1,452,000	1,744,770
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	1,305,000	978,750
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	1,600,000	1,632,000
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	524,000	419,200
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	635,000	514,350

Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	1,625,000	1,550,859
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 6.38% due 06/15/2023*#	1,224,000	1,225,530
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022#	1,742,000	1,829,100
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	1,630,000	1,572,950
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*	955,000	969,325
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020#	2,193,000	1,584,443
Hess Corp. Senior Notes 5.60% due 02/15/2041	873,000	932,915
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	299,096
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,431,000	1,391,648
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	1,147,000	957,745
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	760,000	744,800
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	1,588,000	1,643,580
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	439,000	444,372
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	370,000	371,876
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020#	1,517,000	1,433,565
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019#	2,659,000	2,379,805
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	1,584,000	1,298,880
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020#	331,000	307,830
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	1,504,000	1,594,390
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	1,372,000	1,303,400
SM Energy Co. Senior Notes 5.63% due 06/01/2025	899,000	906,866
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	187,000	192,281
Southwestern Energy Co. Senior Notes 4.05% due 01/23/2020	353,000	365,709
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025	682,000	708,369

		31,298,404

Oil Companies-Integrated - 0.3%

Chevron Corp. Senior Notes 1.37% due 03/02/2018	748,000	750,069
Chevron Corp. Senior Notes 1.96% due 03/03/2020	412,000	413,130
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	276,000	276,500
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	757,000	758,695
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	517,000	607,988

		2,806,382

Oil Refining & Marketing - 0.5%

Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	1,144,000	1,145,430
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	2,583,000	2,744,437
Reliance Holdings USA, Inc. Company Guar. Notes 5.40% due 02/14/2022	500,000	553,054

		4,442,921

Oil-Field Services - 0.2%

Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	698,000	694,510

Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	236,000	247,800
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	392,000	420,910

		1,363,220

Paper & Related Products - 0.7%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	805,000	887,824
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	1,262,000	1,272,945
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	1,569,000	1,617,499
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	638,000	721,278
International Paper Co. Senior Notes 3.80% due 01/15/2026	286,000	287,655
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	917,000	937,633

		5,724,834

Pipelines - 2.4%

Access Midstream Partners LP/ACMP Finance Corp. Senior Notes 4.88% due 05/15/2023	1,278,000	1,305,157
Access Midstream Partners LP/ACMP Finance Corp. Senior Notes 6.13% due 07/15/2022	940,000	1,011,675
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018*	144,000	145,327
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025*	692,000	702,285
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	270,000	236,949
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	959,000	1,105,132
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,105,000	1,262,462
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	674,000	642,226
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	540,000	506,682
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	1,048,000	1,157,630
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	398,000	398,890
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	342,000	326,453
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	274,000	275,390
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	937,000	922,945
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.75% due 02/15/2021	1,000,000	1,000,000
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	1,600,000	1,620,000
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	650,000	706,875
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	860,000	923,460
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021#	293,000	314,243
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,174,000	1,171,065
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	825,000	839,438
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	737,000	775,693
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	783,000	819,801

Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	1,077,000	1,130,850

		19,300,628

Poultry - 0.1%

Pilgrim’s Pride Corp. Company Guar. Notes 5.75% due 03/15/2025*	825,000	837,375

Printing-Commercial - 0.4%

Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,767,000	1,833,263
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	1,725,000	1,692,656

		3,525,919

Publishing-Newspapers - 0.5%

Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	1,537,000	1,564,858
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022#	2,320,000	2,262,000

		3,826,858

Publishing-Periodicals - 0.6%

Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	2,955,000	3,043,650
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	2,000,000	1,945,000

		4,988,650

Radio - 0.1%

Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	908,000	909,362

Real Estate Investment Trusts - 1.1%

AvalonBay Communities, Inc. Senior Notes 3.45% due 06/01/2025	246,000	249,222
Communications Sales & Leasing, Inc. Company Guar. Notes 8.25% due 10/15/2023*	1,289,000	1,314,780
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	1,795,000	1,844,362
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,601,000	1,613,007
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	1,526,000	1,508,833
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027*	788,000	775,742
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	676,000	706,045
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2023*	835,000	835,000

		8,846,991

Real Estate Management/Services - 0.2%

American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	458,000	471,097
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,406,000	1,430,605

		1,901,702

Real Estate Operations & Development - 0.2%

Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	1,903,000	2,017,180

Retail-Apparel/Shoe - 0.1%

Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	790,000	892,700

Retail-Appliances - 0.3%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022*#	2,188,000	2,100,480

Retail-Building Products - 0.1%

Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	456,000	458,629

Retail-Computer Equipment - 0.2%

GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*#	1,477,000	1,532,388

Retail-Discount - 0.2%

Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	775,000	768,165
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	641,000	671,695

		1,439,860

Retail-Drug Store - 0.2%

CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	373,181	400,124
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	239,989	277,688

CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	509,705	603,232

		1,281,044

Retail-Music Store - 0.1%

Guitar Center, Inc. Senior Sec. Notes 6.50% due 04/15/2019*#	934,000	842,935

Retail-Regional Department Stores - 0.2%

Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	2,235,000	1,810,350

Retail-Restaurants - 0.4%

Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	1,300,000	1,399,125
McDonald’s Corp. Senior Notes 4.60% due 05/26/2045	292,000	295,953
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	1,466,000	1,509,980

		3,205,058

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(3)(9)(12)(13)	25,000	0

Savings & Loans/Thrifts - 0.5%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	799,000	843,484
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	1,512,000	1,673,643
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	1,358,000	1,518,178

		4,035,305

Schools - 0.1%

President and Fellows of Harvard College Notes 3.62% due 10/01/2037	233,000	228,527
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	521,000	539,207

		767,734

Semiconductor Equipment - 0.1%

Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	912,000	953,040

Shipbuilding - 0.1%

Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*	915,000	951,600

Special Purpose Entities - 0.2%

MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,130,000	1,149,325
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	387,000	379,771

		1,529,096

Specified Purpose Acquisitions - 0.4%

Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	3,125,000	3,078,125

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	905,000	841,790

Steel-Producers - 0.3%

AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	1,649,000	1,432,569
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,214,000	1,229,175

		2,661,744

Steel-Specialty - 0.1%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	499,000	517,713

Storage/Warehousing - 0.2%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	1,300,000	1,378,000

Telecom Services - 0.2%

Altice US Finance I Corp. Senior Sec. Notes 5.38% due 07/15/2023*	680,000	680,000
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022*	1,046,000	1,056,460

		1,736,460

Telecommunication Equipment - 0.4%

CommScope Technologies Finance LLC Senior Notes 6.00% due 06/15/2025*	952,000	963,900
Harris Corp. Senior Notes 3.83% due 04/27/2025	161,000	161,262
Harris Corp. Senior Notes 4.85% due 04/27/2035	587,000	578,690

Harris Corp. Senior Notes 5.05% due 04/27/2045	556,000	552,372
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	1,000,000	1,015,000

		3,271,224

Telephone-Integrated - 1.6%

AT&T, Inc. Senior Notes 3.00% due 06/30/2022	1,274,000	1,254,375
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	359,000	349,165
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	701,000	624,911
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	881,000	835,186
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	834,000	794,186
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	536,000	538,680
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025*	1,570,000	1,517,013
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	628,000	643,700
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	510,000	562,591
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	574,000	628,530
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	1,490,000	1,519,800
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	764,000	768,373
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	313,000	301,256
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	85,000	92,706
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055*	1,326,000	1,193,132
Verizon Communications, Inc. Senior Notes 4.75% due 02/17/2034	GBP 150,000	256,973
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	1,436,000	1,385,743
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	51,000	59,984

		13,326,304

Theaters - 0.1%

National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	1,177,000	1,218,195

Transport-Equipment & Leasing - 0.2%

Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	2,035,000	1,694,138

Transport-Rail - 0.0%

Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	430,000	398,698

Travel Services - 0.2%

Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	1,484,000	1,509,970

Trucking/Leasing - 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.05% due 01/09/2020*	536,000	543,483

Web Hosting/Design - 0.1%

Equinix, Inc. Senior Notes 5.38% due 01/01/2022	707,000	735,722

Wire & Cable Products - 0.4%

Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,092,000	1,127,490
General Cable Corp. Company Guar. Notes 6.50% due 10/01/2022	2,267,000	2,074,305

		3,201,795

X-Ray Equipment - 0.2%

Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	1,409,000	1,460,076

Total U.S. Corporate Bonds & Notes
(cost $373,813,363)		372,141,172

FOREIGN CORPORATE BONDS & NOTES - 23.7%
Aerospace/Defense - 0.1%

BAE Systems PLC Senior Notes 4.13% due 06/08/2022	GBP 300,000	497,359

Agricultural Chemicals - 0.3%

Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*		2,100,000	2,163,000

Airlines - 0.2%

Air Canada Senior Sec. Notes 6.75% due 10/01/2019*		1,410,000	1,505,175

Airport Development/Maintenance - 0.2%

Heathrow Funding, Ltd. Senior Sec. Notes 1.88% due 05/23/2024	EUR	1,400,000	1,616,484
Heathrow Funding, Ltd. Senior Sec. Notes 6.75% due 12/03/2028	GBP	150,000	307,720

			1,924,204

Applications Software - 0.1%

Microsoft Corp. Senior Notes 2.63% due 05/02/2033	EUR	825,000	1,027,192

Auto-Cars/Light Trucks - 0.4%

BMW Finance NV Company Guar. Notes 2.63% due 01/17/2024	EUR	735,000	905,403
Daimler AG Senior Notes 2.75% due 12/04/2020	GBP	100,000	158,990
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*		950,000	984,329
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*		413,000	421,625
Volkswagen International Finance NV FRS Company Guar. Notes 4.63% due 03/24/2026(6)	EUR	1,025,000	1,224,149

			3,694,496

Auto/Truck Parts & Equipment-Original - 0.1%

Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023*		400,000	421,880

Tupy Overseas SA Company Guar. Notes 6.63% due 07/17/2024		450,000	450,450

			872,330

Banks-Commercial - 4.7%

Abbey National Treasury Services PLC Company Guar. Notes 1.13% due 01/14/2022	EUR	950,000	1,039,931
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017		71,000	71,320
Abbey National Treasury Services PLC Company Guar. Notes 3.88% due 10/15/2029	GBP	150,000	246,850
ADCB Finance Cayman, Ltd. Company Guar. Notes 4.50% due 03/06/2023		500,000	520,625
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*		1,318,000	1,323,293
Axis Bank, Ltd. Senior Notes 5.13% due 09/05/2017		500,000	531,162
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*(9)	BRL	3,200,000	966,638
Banco de Bogota SA Sub. Notes 5.38% due 02/19/2023		500,000	518,500
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020		700,000	768,600
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022		435,000	451,362
Bank of Ireland Senior Notes 2.75% due 06/05/2016	EUR	800,000	895,767
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.45% due 09/08/2017*		890,000	887,861
Banque Federative du Credit Mutuel SA Sub. Notes 5.00% due 09/30/2015	EUR	700,000	779,952
Barclays Bank PLC Senior Notes 2.13% due 02/24/2021	EUR	300,000	353,385
Barclays Bank PLC Senior Notes 2.25% due 06/10/2024	EUR	550,000	650,595
BPCE SA Senior Notes 1.38% due 05/22/2019	EUR	600,000	679,776
BPCE SA Sub. Notes 4.50% due 03/15/2025*		740,000	735,803
BPCE SA Sub. Notes 4.63% due 07/18/2023	EUR	300,000	389,729
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 5.25% due 05/23/2041	GBP	190,000	372,928
Credit Suisse Senior Notes 1.70% due 04/27/2018		653,000	650,206

Credit Suisse Senior Notes 3.00% due 10/29/2021		377,000	379,530
Credit Suisse Sub. Notes 5.40% due 01/14/2020		1,418,000	1,580,119
Credit Suisse AG VRS Sub. Notes 5.75% due 09/18/2025	EUR	800,000	1,009,318
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 4.88% due 05/15/2045*		984,000	997,000
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*		998,000	1,006,217
Hana Bank Sub. Notes 4.38% due 09/30/2024*		235,000	247,957
HBOS PLC FRS Sub. Notes 4.50% due 03/18/2030	EUR	500,000	635,620
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020		650,000	728,893
ING Bank NV Senior Notes 4.00% due 03/15/2016*		585,000	598,695
ING Bank NV Senior Notes 5.38% due 04/15/2021	GBP	300,000	537,535
Intesa Sanpaolo SpA Senior Notes 2.00% due 06/18/2021	EUR	350,000	396,440
Intesa Sanpaolo SpA Senior Notes 3.50% due 01/17/2022	EUR	1,400,000	1,719,021
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*		1,200,000	1,203,882
Kookmin Bank Senior Notes 1.63% due 07/14/2017*		1,239,000	1,238,913
Malayan Banking Bhd VRS Sub. Notes 3.25% due 09/20/2022		500,000	504,853
National Australia Bank, Ltd. Senior Notes 2.75% due 03/09/2017		540,000	556,473
National Australia Bank, Ltd. Senior Notes 2.75% due 08/08/2022	EUR	700,000	860,441
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017		1,085,000	1,082,984
Nordea Bank AB Senior Notes 2.13% due 11/13/2019	GBP	150,000	233,204
Oversea-Chinese Banking Corp., Ltd. VRS Sub. Notes 4.00% due 10/15/2024*		280,000	289,390
PKO Bank Polski SA Senior Notes 4.63% due 09/26/2022*		950,000	997,500
Rabobank Senior Notes 4.55% due 08/30/2029	GBP	200,000	354,500
Sberbank of Russia Via SB Capital SA Senior Notes 6.13% due 02/07/2022		650,000	648,375
Siam Commercial Bank PCL Senior Notes 3.50% due 04/07/2019*		200,000	206,281
Skandinaviska Enskilda Banken AB Senior Notes 1.88% due 11/14/2019	EUR	700,000	813,978
Standard Chartered Bank Sub. Notes 5.88% due 09/26/2017	EUR	850,000	1,043,539
Standard Chartered PLC Senior Notes 1.63% due 06/13/2021	EUR	900,000	1,026,565
Standard Chartered PLC Senior Notes 2.25% due 04/17/2020*		1,043,000	1,032,344
Standard Chartered PLC Senior Notes 3.20% due 04/17/2025*		891,000	860,857
Standard Chartered PLC Sub. Notes 3.63% due 11/23/2022	EUR	800,000	950,747
Svenska Handelsbanken AB FRS Sub. Notes 2.66% due 01/15/2024	EUR	950,000	1,095,058
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		600,000	578,016
Turkiye Is Bankasi Senior Notes 5.00% due 04/30/2020*		250,000	253,265
Zenith Bank PLC Senior Notes 6.25% due 04/22/2019*		450,000	431,438

			38,933,231

Banks-Money Center - 0.5%

ABN AMRO Bank NV Senior Notes 2.50% due 11/29/2023	EUR	375,000	454,616
ABN AMRO Bank NV Senior Notes 4.13% due 03/28/2022	EUR	600,000	795,608
Bank of Scotland PLC Sub. Notes 6.38% due 08/16/2019	GBP	275,000	480,391

Lloyds Bank PLC Senior Notes 6.50% due 09/17/2040	GBP	230,000	514,186
Lloyds Bank PLC VRS Sub. Notes 11.88% due 12/16/2021	EUR	950,000	1,212,951
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*		385,000	389,846
National Westminster Bank PLC Sub. Notes 7.88% due 09/09/2015	GBP	210,000	326,006

			4,173,604

Banks-Special Purpose - 0.3%

Bank Nederlandse Gemeenten NV Senior Notes 1.88% due 12/07/2018	GBP	350,000	546,863
Bank Nederlandse Gemeenten NV Senior Notes 2.63% due 09/01/2020	EUR	800,000	987,927
Burgan Finance No. 1 Jersey, Ltd. Company Guar. Notes 7.88% due 09/29/2020		500,000	581,900

			2,116,690

Beverages-Non-alcoholic - 0.1%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		1,006,000	1,024,108

Beverages-Wine/Spirits - 0.3%

Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017		1,160,000	1,281,937
Pernod Ricard SA Senior Notes 2.00% due 06/22/2020	EUR	1,000,000	1,155,763

			2,437,700

Brewery - 0.1%

Anadolu Efes Biracilik Ve Malt Sanayii AS Senior Notes 3.38% due 11/01/2022		500,000	447,560

Building Products-Cement - 0.1%

West China Cement, Ltd. Senior Notes 6.50% due 09/11/2019		480,000	481,028

Building Societies - 0.2%

Nationwide Building Society Sub. Notes 6.75% due 07/22/2020	EUR	1,100,000	1,508,255

Building-Heavy Construction - 0.1%

Alam Synergy Pte, Ltd. Company Guar. Notes 6.95% due 03/27/2020		470,000	462,950
Empresas ICA SAB de CV Company Guar. Notes 8.88% due 05/29/2024*		325,000	280,312

			743,262

Building-Residential/Commercial - 0.2%

Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*		1,575,000	1,527,750

Cable/Satellite TV - 0.3%

Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*		1,246,000	1,256,902
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.00% due 01/15/2025*		900,000	893,250

			2,150,152

Cellular Telecom - 0.3%

America Movil SAB de CV VRS Jr. Sub. Notes 5.13% due 09/06/2073	EUR	1,300,000	1,545,583
Entel Chile SA Senior Notes 4.88% due 10/30/2024		700,000	716,269
Mobile Telesystems OJSC via MTS International Funding, Ltd. Senior Notes 5.00% due 05/30/2023		350,000	321,650
Mobile Telesystems OJSC via MTS International Funding, Ltd. Senior Notes 8.63% due 06/22/2020		200,000	220,249

			2,803,751

Chemicals-Diversified - 0.2%

NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		1,500,000	1,537,500

Chemicals-Plastics - 0.1%

Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*		640,000	621,120

Chemicals-Specialty - 0.1%

OCP SA Senior Notes 4.50% due 10/22/2025*		600,000	585,000

Coal - 0.1%

Indo Energy Finance BV Senior Sec. Notes 7.00% due 05/07/2018		700,000	603,750

Commercial Services-Finance - 0.0%

Experian Finance PLC Company Guar. Notes 4.75% due 11/23/2018	GBP	200,000	337,068

Consumer Products-Misc. - 0.1%

Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*		671,000	665,129

Cruise Lines - 0.4%

NCL Corp, Ltd. Senior Notes 5.25% due 11/15/2019*		898,000	928,263
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022		858,000	905,190
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027		65,000	75,725
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*		1,100,000	1,102,750

			3,011,928

Diamonds/Precious Stones - 0.0%

Petra Diamonds US Treasury PLC Sec. Notes 8.25% due 05/31/2020*		200,000	205,000

Diversified Banking Institutions - 1.9%

BNP Paribas SA Senior Notes 2.88% due 09/26/2023	EUR	700,000	878,529
Citigroup, Inc. Senior Notes 5.00% due 08/02/2019	EUR	960,000	1,240,205
Credit Agricole SA Sub. Notes 2.63% due 03/17/2027	EUR	850,000	923,237
Credit Agricole SA Senior Notes 3.13% due 02/05/2026	EUR	900,000	1,152,467
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*		719,000	713,981
Credit Agricole SA Senior Notes 5.50% due 12/17/2021	GBP	200,000	364,996
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018		2,160,000	2,164,672
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025		918,000	901,378
HSBC Holdings PLC Senior Notes 6.50% due 05/20/2024	GBP	250,000	489,660
Royal Bank of Scotland Group PLC Senior Notes 1.63% due 06/25/2019	EUR	1,150,000	1,281,262
Royal Bank of Scotland PLC Senior Notes 6.88% due 05/17/2025	GBP	100,000	201,915
Royal Bank of Scotland PLC VRS Sub. Notes 10.50% due 03/16/2022	EUR	1,175,000	1,496,826
UBS AG Senior Notes 1.80% due 03/26/2018		1,197,000	1,197,904
UBS AG VRS Sub. Notes 4.75% due 02/12/2026	EUR	1,000,000	1,202,555
UBS AG Sub. Notes 5.13% due 05/15/2024		453,000	461,768
UBS AG VRS Sub. Notes 5.25% due 06/21/2021	GBP	180,000	284,046
UBS AG Sub. Notes 7.63% due 08/17/2022		295,000	351,334

			15,306,735

Diversified Manufacturing Operations - 0.2%

Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044		293,000	293,035
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*		643,000	647,822
Siemens Financieringsmaatschappij NV Company Guar. Notes 4.40% due 05/27/2045*		568,000	583,688

			1,524,545

Diversified Minerals - 0.4%

Anglo American Capital PLC Company Guar. Notes 2.88% due 11/20/2020	EUR	700,000	822,172
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*#		367,000	373,770
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*		290,000	289,839
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*#		1,194,000	914,902
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*#		554,000	581,700
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		660,000	655,116

			3,637,499

Diversified Operations - 0.1%

Hutchison Whampoa International 14, Ltd. Company Guar. Notes 3.63% due 10/31/2024*		300,000	305,711

KOC Holding AS Senior Notes 3.50% due 04/24/2020*		300,000	292,554

			598,265

Electric-Distribution - 0.2%

State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 4.13% due 05/07/2024*#		300,000	321,595
Vattenfall AB Senior Notes 6.75% due 01/31/2019	EUR	900,000	1,213,125
Vattenfall AB Senior Notes 6.88% due 04/15/2039	GBP	150,000	335,529

			1,870,249

Electric-Generation - 0.0%

Electricite de France SA Senior Notes 6.00% due 01/22/2114*		334,000	374,580

Electric-Integrated - 0.7%

Colbun SA Senior Notes 4.50% due 07/10/2024		1,000,000	1,020,811
DONG Energy A/S Senior Notes 6.50% due 05/07/2019	EUR	400,000	539,558
E.CL SA Senior Notes 4.50% due 01/29/2025*		200,000	207,258
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	294,000,000	122,641
Enel Finance International NV Company Guar. Notes 5.00% due 09/14/2022	EUR	1,400,000	1,931,458
Enel Finance International NV Company Guar. Notes 5.63% due 08/14/2024	GBP	175,000	318,182
GDF Suez Senior Notes 2.38% due 05/19/2026	EUR	1,100,000	1,332,737
Scottish Power UK PLC Senior Notes 8.38% due 02/20/2017	GBP	263,000	448,791

			5,921,436

Electric-Transmission - 0.1%

National Grid Electricity Transmission PLC Senior Notes 6.50% due 07/27/2028	GBP	222,000	468,217

Engineering/R&D Services - 0.0%

ABB Finance BV Company Guar. Notes 2.63% due 03/26/2019	EUR	300,000	356,106

Finance-Leasing Companies - 0.7%

Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018		328,000	341,940
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022		962,000	1,017,315
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019		2,000,000	2,202,500
Fly Leasing, Ltd. Senior Notes 6.75% due 12/15/2020		2,100,000	2,168,250

			5,730,005

Food-Meat Products - 0.1%

BRF SA Senior Notes 3.95% due 05/22/2023*		200,000	192,400
BRF SA Senior Notes 7.75% due 05/22/2018*(9)	BRL	1,000,000	262,562
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*		270,000	274,725

			729,687

Food-Misc./Diversified - 0.0%

Nestle Finance International, Ltd. Company Guar. Notes 2.25% due 11/30/2023	GBP	135,000	207,665

Food-Retail - 0.3%

Carrefour SA Senior Notes 4.00% due 04/09/2020	EUR	700,000	887,911
Cencosud SA Company Guar. Notes 5.15% due 02/12/2025		600,000	612,729
Tesco PLC Senior Notes 5.88% due 09/12/2016	EUR	750,000	876,290

			2,376,930

Gambling (Non-Hotel) - 0.1%

International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*		578,000	541,875

Gas-Transportation - 0.1%

National Grid Gas PLC Senior Notes 6.00% due 05/13/2038	GBP	90,000	194,597
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		550,000	552,750

			747,347

Gold Mining - 0.2%

Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020		700,000	630,875

Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044		490,000	485,828
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024		249,000	241,909
Polyus Gold International, Ltd. Company Guar. Notes 5.63% due 04/29/2020*		350,000	334,250

			1,692,862

Independent Power Producers - 0.0%

PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/2021*		230,000	247,825

Industrial Gases - 0.0%

Linde Finance BV Company Guar. Notes 5.88% due 04/24/2023	GBP	125,000	238,632

Insurance-Multi-line - 0.1%

XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025		331,000	333,823
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045		742,000	730,031

			1,063,854

Insurance-Reinsurance - 0.0%

Muenchener Rueckversicherungs-Gesellschaft AG VRS Sub. Notes 7.63% due 06/21/2028	GBP	185,000	325,046

Investment Management/Advisor Services - 0.1%

China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		600,000	585,395

Machinery-Construction & Mining - 0.1%

Ferreycorp SAA Company Guar. Notes 4.88% due 04/26/2020		500,000	502,500

Machinery-General Industrial - 0.1%

Alstom SA Senior Notes 3.00% due 07/08/2019	EUR	700,000	829,832

Medical-Drugs - 0.8%

Bayer AG VRS Jr. Sub Notes 3.00% due 07/01/2075	EUR	750,000	854,471
Grifols Worldwide Operations, Ltd. Company Guar. Notes 5.25% due 04/01/2022		2,029,000	2,069,580
Roche Finance Europe BV Company Guar. Notes 5.38% due 08/29/2023	GBP	75,000	142,346
Sanofi Senior Notes 1.75% due 09/10/2026	EUR	900,000	1,026,690
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*		568,000	589,300
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*		2,120,000	2,196,850

			6,879,237

Medical-Generic Drugs - 0.3%

Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020		654,000	663,040
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025		433,000	436,038
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024		577,000	583,376
Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021		667,000	681,590

			2,364,044

Metal-Copper - 0.1%

First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*		769,000	741,124

Metal-Diversified - 0.2%

Glencore Finance Europe SA Company Guar. Notes 3.75% due 04/01/2026	EUR	825,000	1,037,915
Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*		400,000	368,960
Vedanta Resources PLC Senior Notes 8.25% due 06/07/2021		350,000	344,531

			1,751,406

Metal-Iron - 0.3%

OJSC Novolipetsk Steel via Steel Funding, Ltd. Senior Notes 4.45% due 02/19/2018		800,000	781,080
OJSC Novolipetsk Steel via Steel Funding, Ltd. Senior Notes 4.95% due 09/26/2019		500,000	480,889
Samarco Mineracao SA Senior Notes 4.13% due 11/01/2022*		550,000	512,875
Vale SA Senior Notes 4.38% due 03/24/2018	EUR	500,000	594,908

			2,369,752

Municipal Bonds - 0.0%

City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*		780,000	344,604

Oil & Gas Drilling - 0.3%

CHC Helicopter SA Senior Sec. Notes 9.25% due 10/15/2020#		1,123,200	951,912
Offshore Drilling Holding SA Senior Sec. Notes 8.63% due 09/20/2020		450,000	403,875
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*		1,472,000	1,214,400

			2,570,187

Oil Companies-Exploration & Production - 1.1%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		644,000	843,669
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*		1,163,000	1,131,017
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*		830,000	800,950
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*		250,000	250,000
KazMunayGas National Co. JSC Senior Notes 6.38% due 04/09/2021		750,000	779,385
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		595,000	562,275
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*		1,495,000	1,450,150
MIE Holdings Corp. Company Guar. Notes 7.50% due 04/25/2019*		660,000	488,400
Novatek OAO via Novatek Finance, Ltd. Senior Notes 6.60% due 02/03/2021		750,000	754,770
PT Pertamina Persero Senior Notes 4.88% due 05/03/2022*		1,000,000	1,031,250
Sinopec Group Overseas Development 2014, Ltd. Company Guar. Notes 4.38% due 04/10/2024*		450,000	482,153
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042		951,000	904,070

			9,478,089

Oil Companies-Integrated - 1.2%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017		1,340,000	1,342,767
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	700,000	881,921
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024		477,000	479,969
BP Capital Markets PLC Company Guar. Notes 4.33% due 12/10/2018	GBP	150,000	249,925
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021		410,000	462,182
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		640,000	605,120
ENI Finance International SA Company Guar. Notes 5.00% due 01/27/2019	GBP	75,000	127,467
ENI SpA Senior Notes 3.75% due 09/12/2025	EUR	750,000	998,748
Pacific Rubiales Energy Corp. Company Guar. Notes 5.13% due 03/28/2023		600,000	480,000
Petrobras Global Finance BV Company Guar. Notes 5.38% due 01/27/2021		500,000	487,750
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		300,000	108,000
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017		1,080,000	800,550
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		127,000	123,698
Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025		500,000	505,709
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019		300,000	334,917
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020		529,000	531,491
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025		458,000	464,548
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045		295,000	301,892
Total Capital International SA Company Guar. Notes 2.13% due 11/19/2021	EUR	500,000	594,310

Total Capital International SA Company Guar. Notes 2.25% due 12/17/2020	GBP	135,000	211,728

			10,092,692

Oil Refining & Marketing - 0.1%

Reliance Industries, Ltd. Senior Notes 4.13% due 01/28/2025*		250,000	253,036
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	201,233

			454,269

Paper & Related Products - 0.3%

Cascades, Inc. Senior Notes 5.75% due 07/15/2023*		1,600,000	1,588,000
Celulosa Arauco y Constitucion SA Senior Notes 4.50% due 08/01/2024		200,000	208,472
Inversiones CMPC SA Notes 4.38% due 05/15/2023		250,000	255,595
Inversiones CMPC SA Company Guar. Notes 4.50% due 04/25/2022		500,000	519,047
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*		200,000	199,400

			2,770,514

Petrochemicals - 0.2%

Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*		700,000	750,680
Braskem Finance, Ltd. Company Guar. Notes 5.75% due 04/15/2021		550,000	550,000

			1,300,680

Pipelines - 0.1%

Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*		600,000	639,600

Printing-Commercial - 0.2%

Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*		1,570,000	1,636,725

Real Estate Investment Trusts - 0.1%

Trust F/1401 Senior Notes 5.25% due 12/15/2024*		550,000	581,625

Real Estate Operations & Development - 0.4%

China Overseas Finance Cayman VI, Ltd. Company Guar. Notes 4.25% due 05/08/2019		550,000	571,457
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.25% due 04/04/2021*		200,000	202,260
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*		200,000	200,500
MAF Global Securities, Ltd. Company Guar. Notes 4.75% due 05/07/2024		500,000	526,875
Shimao Property Holdings, Ltd. Company Guar. Notes 6.63% due 01/14/2020		700,000	707,000
Theta Capital Pte, Ltd. Company Guar. Notes 6.13% due 11/14/2020		700,000	708,665
Yuzhou Properties Co., Ltd. Company Guar. Notes 8.63% due 01/24/2019		450,000	453,375

			3,370,132

Retail-Major Department Stores - 0.1%

LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022		500,000	508,183

Satellite Telecom - 0.3%

Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		2,500,000	2,296,100

Security Services - 0.2%

Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*		1,423,000	1,394,540

Sovereign Agency - 0.1%

European Financial Stability Facility Government Guar. Notes 2.35% due 07/29/2044	EUR	300,000	401,995
European Financial Stability Facility Government Guar. Notes 3.88% due 03/30/2032	EUR	150,000	233,558
Japan Bank for International Cooperation Government Guar. Notes 2.63% due 12/15/2020	GBP	375,000	597,967

			1,233,520

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 8.46% due 01/15/2015*†(3)(9)(12)(14)		560,000	0

Steel-Producers - 0.1%

ArcelorMittal Senior Notes 7.00% due 02/25/2022#		1,162,000	1,269,485

Steel-Specialty - 0.0%

GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 04/16/2044*		200,000	191,400

Sugar - 0.1%

Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*(9)	BRL	1,600,000	426,827

SupraNational Banks - 0.3%

European Investment Bank Senior Notes 2.63% due 03/15/2035	EUR	1,045,000	1,436,319
European Investment Bank Senior Notes 4.63% due 10/12/2054	GBP	45,000	102,312
North American Development Bank Senior Notes 2.30% due 10/10/2018		711,000	724,365

			2,262,996

Telecom Services - 0.6%

Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*		1,704,000	1,746,600
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*		787,000	815,529
Altice SA Company Guar. Notes 7.75% due 05/15/2022*		722,000	729,220
Bharti Airtel International Netherlands BV Company Guar. Notes 5.35% due 05/20/2024		550,000	601,700
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2021		247,000	263,672
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 01/15/2025*		653,000	669,325

			4,826,046

Telephone-Integrated - 0.7%

Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP	640,000,000	234,785
Koninklijke KPN NV Senior Notes 5.75% due 09/17/2029	GBP	250,000	458,608
Oi SA Senior Notes 5.75% due 02/10/2022		600,000	528,000
Oi SA Senior Notes 9.75% due 09/15/2016*(9)	BRL	530,000	154,278
Orange SA Senior Notes 7.25% due 11/10/2020	GBP	75,000	143,600
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019		617,000	698,752
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		1,120,000	1,288,000
Telecom Italia SpA Senior Notes 3.25% due 01/16/2023	EUR	700,000	798,984
Telefonica Emisiones SAU Company Guar. Notes 4.69% due 11/11/2019	EUR	300,000	384,853
Telefonica Emisiones SAU Company Guar. Notes 4.75% due 02/07/2017	EUR	400,000	471,451
Telefonica Europe BV Company Guar. Notes 5.88% due 02/14/2033	EUR	450,000	739,168

			5,900,479

Transport-Marine - 0.1%

PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*#		875,000	842,187

Transport-Rail - 0.2%

Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.38% due 10/06/2020		800,000	840,000
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042		670,000	649,833
Russian Railways via RZD Capital PLC Senior Notes 5.70% due 04/05/2022		400,000	388,006

			1,877,839

Transport-Services - 0.1%

Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		500,000	480,360

Total Foreign Corporate Bonds & Notes
(cost $201,505,958)			194,329,071

FOREIGN GOVERNMENT OBLIGATIONS - 13.0%
Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		553,000	558,106

Sovereign - 12.8%

Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		720,000	736,200
Bolivarian Republic of Venezuela Senior Notes 9.00% due 05/07/2023		550,000	224,125
Bolivarian Republic of Venezuela Senior Notes 9.38% due 01/13/2034		420,000	168,630
Bolivarian Republic of Venezuela Senior Notes 11.75% due 10/21/2026		820,000	377,200

Bolivarian Republic of Venezuela Senior Notes 11.95% due 08/05/2031		655,000	299,335
Bolivarian Republic of Venezuela Senior Notes 12.75% due 08/23/2022		1,100,000	539,000
Commonwealth of Jamaica Senior Notes 8.00% due 06/24/2019		275,000	303,436
Commonwealth of Jamaica Senior Notes 8.00% due 03/15/2039		250,000	271,250
Dominican Republic Senior Notes 5.50% due 01/27/2025*		1,420,000	1,441,300
Dominican Republic Senior Notes 5.88% due 04/18/2024*		390,000	408,525
Dominican Republic Senior Notes 5.88% due 04/18/2024		495,000	518,513
Dominican Republic Senior Notes 6.60% due 01/28/2024*		309,000	336,038
Dominican Republic Senior Bonds 6.85% due 01/27/2045#		700,000	724,500
Dominican Republic Senior Notes 7.45% due 04/30/2044		600,000	664,500
Dominican Republic Senior Notes 7.50% due 05/06/2021		320,000	358,400
Dominican Republic Senior Notes 8.63% due 04/20/2027		600,000	720,000
Federal Democratic Republic of Ethiopia Senior Notes 6.63% due 12/11/2024*		710,000	716,213
Federal Republic of Germany Bonds 0.50% due 02/15/2025	EUR	1,975,000	2,170,032
Federative Republic of Brazil Senior Notes 4.25% due 01/07/2025		1,650,000	1,623,600
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		1,025,000	1,089,063
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		422,000	391,405
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		417,000	423,255
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037		3,000	3,593
Federative Republic of Brazil Senior Notes 12.50% due 01/05/2016	BRL	1,200,000	375,671
Government of Canada Senior Notes 0.88% due 02/14/2017		553,000	555,190
Government of Italy Senior Notes 6.00% due 08/04/2028	GBP	135,000	252,346
Government of Romania Senior Notes 4.38% due 08/22/2023		1,400,000	1,479,394
Government of Romania Senior Notes 4.88% due 01/22/2024		1,100,000	1,202,080
Government of Romania Senior Notes 6.13% due 01/22/2044		590,000	718,148
Kingdom of Bahrain Bonds 6.00% due 09/19/2044		1,550,000	1,503,500
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*		955,000	1,076,763
Kingdom of Spain Senior Notes 5.25% due 04/06/2029	GBP	440,000	782,589
Lebanese Republic Senior Notes 4.00% due 12/31/2017		339,900	338,625
Lebanese Republic Senior Notes 5.00% due 10/12/2017		150,000	151,688
Lebanese Republic Senior Notes 6.60% due 11/27/2026		1,650,000	1,713,937
Lebanese Republic Senior Notes 8.25% due 04/12/2021		540,000	614,250
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		1,230,000	1,239,225
Oriental Republic of Uruguay Senior Notes 7.88% due 01/15/2033(15)		980,000	1,367,100
Plurinational State of Bolivia Senior Notes 5.95% due 08/22/2023*		340,000	361,250
Republic of Armenia Senior Notes 6.00% due 09/30/2020		1,250,000	1,245,000
Republic of Armenia Notes 7.15% due 03/26/2025*		720,000	740,714
Republic of Colombia Senior Notes 6.13% due 01/18/2041		1,500,000	1,713,750

Republic of Costa Rica Senior Notes 7.16% due 03/12/2045*		460,000	454,250
Republic of Croatia Senior Notes 5.50% due 04/04/2023*		500,000	526,689
Republic of Croatia Senior Notes 6.25% due 04/27/2017		1,210,000	1,281,855
Republic of Croatia Senior Notes 6.75% due 11/05/2019		1,100,000	1,216,875
Republic of El Salvador Senior Notes 5.88% due 01/30/2025		1,150,000	1,112,625
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		1,120,000	1,139,600
Republic of Ghana Notes 7.88% due 08/07/2023		1,600,000	1,506,928
Republic of Honduras Senior Notes 7.50% due 03/15/2024		600,000	654,000
Republic of Hungary Senior Notes 4.00% due 03/25/2019		500,000	521,250
Republic of Hungary Senior Notes 5.75% due 11/22/2023		1,280,000	1,454,561
Republic of Hungary Senior Notes 7.63% due 03/29/2041		270,000	379,350
Republic of Indonesia Senior Notes 3.75% due 04/25/2022		400,000	400,500
Republic of Indonesia Senior Notes 4.13% due 01/15/2025*		1,810,000	1,802,760
Republic of Indonesia Senior Notes 5.25% due 01/17/2042		700,000	705,250
Republic of Indonesia Senior Notes 5.88% due 03/13/2020		1,250,000	1,409,375
Republic of Indonesia Senior Notes 5.88% due 01/15/2024*		575,000	646,875
Republic of Indonesia Senior Notes 8.50% due 10/12/2035		560,000	777,700
Republic of Italy Senior Notes 5.25% due 12/07/2034	GBP	275,000	487,513
Republic of Ivory Coast Senior Notes 5.38% due 07/23/2024		600,000	572,250
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		950,000	950,000
Republic of Kazakhstan Senior Notes 3.88% due 10/14/2024		700,000	672,875
Republic of Kazakhstan Senior Notes 3.88% due 10/14/2024*		600,000	576,750
Republic of Kazakhstan Senior Notes 4.88% due 10/14/2044		1,420,000	1,270,900
Republic of Kenya Notes 5.88% due 06/24/2019		1,200,000	1,239,600
Republic of Kenya Senior Notes 6.88% due 06/24/2024*		1,370,000	1,434,048
Republic of Lithuania Senior Notes 5.13% due 09/14/2017		430,000	466,120
Republic of Lithuania Senior Notes 6.63% due 02/01/2022		1,000,000	1,221,250
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		1,900,000	2,306,125
Republic of Mozambique Government Guar. Notes 6.31% due 09/11/2020		1,500,000	1,440,240
Republic of Panama Senior Notes 5.20% due 01/30/2020		964,000	1,067,630
Republic of Panama Senior Notes 6.70% due 01/26/2036		930,000	1,183,425
Republic of Paraguay Notes 6.10% due 08/11/2044*		600,000	645,000
Republic of Paraguay Notes 6.10% due 08/11/2044		1,250,000	1,343,750
Republic of Peru Senior Notes 5.63% due 11/18/2050		482,000	566,350
Republic of Peru Senior Notes 6.55% due 03/14/2037		1,000,000	1,297,500
Republic of Peru Senior Notes 7.35% due 07/21/2025		1,750,000	2,345,000
Republic of Peru Senior Notes 8.75% due 11/21/2033		740,000	1,158,100
Republic of Poland Senior Notes 3.00% due 03/17/2023		1,840,000	1,838,418

Republic of Poland Senior Notes 4.00% due 01/22/2024		2,300,000	2,458,355
Republic of Poland Senior Notes 5.00% due 03/23/2022		900,000	1,015,884
Republic of Senegal Bonds 6.25% due 07/30/2024		1,160,000	1,136,800
Republic of Serbia Senior Notes 5.25% due 11/21/2017		700,000	726,320
Republic of South Africa Senior Notes 5.38% due 07/24/2044#		450,000	468,691
Republic of South Africa Senior Notes 5.88% due 05/30/2022		100,000	112,563
Republic of South Africa Senior Notes 5.88% due 09/16/2025		830,000	941,867
Republic of South Africa Senior Notes 6.25% due 03/08/2041		1,573,000	1,856,140
Republic of South Africa Senior Notes 6.88% due 05/27/2019		600,000	688,200
Republic of Sri Lanka Senior Notes 5.13% due 04/11/2019		800,000	797,000
Republic of Sri Lanka Senior Notes 6.25% due 10/04/2020		1,110,000	1,133,643
Republic of the Philippines Senior Notes 3.95% due 01/20/2040		1,200,000	1,254,000
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		1,325,000	1,447,562
Republic of the Philippines Senior Notes 6.50% due 01/20/2020		302,000	359,758
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		260,000	388,050
Republic of the Philippines Senior Notes 9.50% due 02/02/2030		520,000	869,700
Republic of the Philippines Senior Notes 9.88% due 01/15/2019		1,000,000	1,277,500
Republic of Turkey Senior Notes 3.25% due 03/23/2023		1,730,000	1,628,362
Republic of Turkey Senior Notes 4.25% due 04/14/2026		427,000	414,275
Republic of Turkey Senior Notes 4.88% due 04/16/2043		580,000	552,815
Republic of Turkey Senior Notes 11.88% due 01/15/2030		1,400,000	2,422,000
Republic of Ukraine Senior Notes 7.80% due 11/28/2022		756,000	353,430
Republic of Venezuela Senior Notes 7.00% due 12/01/2018		650,000	312,000
Republic of Venezuela Senior Notes 7.65% due 04/21/2025		55,000	21,175
Republic of Zambia Notes 5.38% due 09/20/2022		390,000	357,825
Republic of Zambia Senior Notes 8.50% due 04/14/2024		1,200,000	1,296,000
Russian Federation Senior Notes 5.88% due 09/16/2043*		600,000	595,620
Russian Federation Senior Notes 7.50% due 03/31/2030(4)		1,375,000	1,610,125
United Mexican States Senior Notes 3.60% due 01/30/2025		1,767,000	1,776,718
United Mexican States Senior Notes 4.00% due 10/02/2023		1,180,000	1,230,150
United Mexican States Senior Notes 4.75% due 03/08/2044		1,354,000	1,364,494
United Mexican States Senior Notes 5.63% due 01/15/2017		340,000	363,970
United Mexican States Senior Notes 6.05% due 01/11/2040		1,500,000	1,785,000

			105,028,612

Sovereign Agency - 0.1%

Instituto de Credito Oficial Government Guar. Notes 4.88% due 02/01/2018	EUR	700,000	859,766

Total Foreign Government Obligations
(cost $108,081,711)			106,446,484

U.S. GOVERNMENT AGENCIES - 4.1%
Federal Home Loan Mtg. Corp. - 1.1%

1.89% due 02/01/2037 FRS		52,904	55,720
2.48% due 11/01/2037 FRS		355,324	381,330
2.50% due 01/01/2028		362,725	372,023
2.50% due 04/01/2028		788,412	808,631

3.00% due 04/01/2043	638,879	648,185
3.00% due 08/01/2043	883,657	895,808
3.50% due 02/01/2042	622,568	650,091
3.50% due 03/01/2042	443,206	463,318
3.50% due 04/01/2042	855,139	893,917
3.50% due 08/01/2042	799,154	837,395
3.50% due 09/01/2043	89,658	93,948
3.50% due 03/01/2045	996,223	1,040,784
4.00% due 09/01/2040	165,282	176,924
4.00% due 10/01/2043	48,011	51,232
4.50% due 02/01/2020	26,272	27,444
4.50% due 08/01/2020	14,571	15,216
4.50% due 03/01/2023	95,507	101,076
4.50% due 01/01/2039	30,555	33,155
4.50% due 12/01/2039	42,722	47,331
5.00% due 05/01/2034	127,454	142,750
5.00% due 03/01/2039	39,898	44,219
5.50% due 06/01/2022	51,283	55,890
5.50% due 07/01/2035	37,703	42,663
6.00% due 03/01/2040	126,925	144,839
6.50% due 02/01/2036	19,014	21,900
Federal Home Loan Mtg. Corp. REMIC Series 3964, Class MD 2.00% due 01/15/2041(2)	90,056	91,380
Series 3572, Class JS FRS 6.61% due 09/15/2039(2)(7)	413,019	68,941
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2014-HQ1, Class M1 1.83% due 08/25/2024(2)	85,805	86,217
Series 2014-DN1, Class M2 2.38% due 02/25/2024(2)	253,000	256,065
Series 2014-HQ2, Class M2 2.38% due 09/25/2024(2)	260,000	262,046
Series 2015-HQ1, Class M2 2.38% due 03/25/2025(2)	338,000	340,639

		9,151,077

Federal National Mtg. Assoc. - 2.7%

2.11% due 05/01/2037 FRS	90,158	95,754
2.28% due 07/01/2039 FRS	239,866	253,576
2.32% due 05/01/2040 FRS	345,091	368,282
2.39% due 06/01/2034 FRS	282,322	302,103
2.41% due 11/01/2036 FRS	160,776	171,998
2.44% due 08/01/2035 FRS	200,441	215,082
2.50% due June TBA	101,000	103,244
3.00% due 10/01/2040 FRS	104,566	111,377
3.00% due 10/01/2027	425,740	445,638
3.00% due 12/01/2027	415,962	434,937
3.00% due 03/01/2042	661,311	672,662
3.00% due 12/01/2042	243,257	247,434
3.00% due 05/01/2043	527,445	536,038
3.00% due 02/01/2045	357,612	362,924
3.00% due June TBA	3,077,000	3,147,640
3.21% due 10/01/2040 FRS	213,937	228,446
3.50% due 09/01/2026	451,169	480,612
3.50% due 08/01/2027	159,097	168,815
3.50% due 10/01/2028	413,955	441,708
3.50% due 06/01/2042	346,607	362,696
3.50% due 07/01/2042	135,744	139,921
3.50% due 08/01/2042	1,250,228	1,298,739
3.50% due 09/01/2042	848,988	888,624
3.50% due June TBA	257,000	268,625
4.00% due 11/01/2025	236,339	251,866
4.00% due 06/01/2039	500,508	542,426
4.00% due 09/01/2040	488,897	523,093
4.00% due 12/01/2040	61,690	66,064
4.00% due 10/01/2041	260,952	279,511
4.00% due 11/01/2041	589,750	631,624
4.00% due 01/01/2042	453,558	485,640
4.00% due 10/01/2043	26,835	28,637
4.00% due 12/01/2043	445,650	481,627
4.00% due 10/01/2044	339,372	362,625
4.00% due June TBA	1,226,000	1,309,210
4.50% due 06/01/2019	24,260	25,379
4.50% due 01/01/2039	31,304	34,060
4.50% due 11/01/2040	120,372	131,212
4.50% due 05/01/2041	179,508	195,749
4.50% due 07/01/2041	106,405	116,056
4.50% due 03/01/2042	553,124	603,240
4.50% due June TBA	1,200,000	1,304,700
5.00% due 03/15/2016	163,000	168,965
5.00% due 01/01/2023	83,153	88,751
5.00% due 04/01/2023	67,555	72,122
5.00% due 03/01/2037	23,562	26,245
5.00% due 05/01/2040	574,355	641,807
5.00% due 06/01/2040	140,460	156,060
5.00% due 07/01/2040	211,340	235,028
5.00% due June TBA	200,000	222,469
5.50% due 08/01/2037	524,472	593,106
5.50% due 06/01/2038	75,724	86,421
6.00% due 02/01/2032	3,721	4,247
6.00% due 10/01/2034	147	168
6.00% due 10/01/2037	37,763	43,085
6.00% due 09/01/2038	138,520	158,215
6.00% due 11/01/2038	43,884	50,185
6.00% due 06/01/2040	36,641	41,934
6.50% due 11/01/2037	91,812	110,936
Fannie Mae Connecticut Avenue Securities FRS
Series 2014-C01, Class M1 1.78% due 01/25/2024(2)	188,478	189,679
Series 2013-C01, Class M1 2.18% due 10/25/2023(2)	236,802	240,321
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	192,754	193,702

		22,443,040

Government National Mtg. Assoc. - 0.2%

3.00% due 02/20/2045	396,646	407,132
3.50% due 03/20/2045	319,049	335,897
3.50% due 04/20/2045	454,004	478,002
3.50% due 06/18/2045	274,000	287,812
4.00% due 03/20/2044	172,968	184,267

		1,693,110

Tennessee Valley Authority - 0.1%

1.75% due 10/15/2018	395,000	402,119

Total U.S. Government Agencies
(cost $33,295,053)		33,689,346

U.S. GOVERNMENT TREASURIES - 3.0%
United States Treasury Bonds - 0.8%

3.00% due 11/15/2044	657,000	675,221
3.13% due 02/15/2043	1,486,000	1,559,719
3.13% due 08/15/2044	253,000	266,263
3.38% due 05/15/2044	260,000	286,345
3.50% due 02/15/2039	613,000	687,709
4.50% due 02/15/2036	2,400,000	3,119,813
5.25% due 11/15/2028	67,000	89,388

		6,684,458

United States Treasury Notes - 2.2%

0.13% due 04/15/2018 TIPS(8)	1,544,145	1,572,133
0.63% due 08/31/2017	4,259,000	4,251,679
0.75% due 01/15/2017	897,600	901,106
1.38% due 03/31/2020	1,737,000	1,731,028
1.38% due 04/30/2020	1,149,000	1,143,883
1.50% due 01/31/2022	191,000	187,090
1.63% due 08/15/2022	191,000	187,911
1.75% due 10/31/2018	2,936,000	3,001,373
1.75% due 03/31/2022	328,000	326,206
2.00% due 02/15/2025#	2,434,000	2,413,462
2.13% due 12/31/2021	348,000	355,014
2.38% due 08/15/2024	685,000	702,768
2.75% due 02/15/2024	650,000	688,035
3.63% due 08/15/2019	52,000	56,916
3.88% due 05/15/2018	57,000	61,912

		17,580,516

Total U.S. Government Treasuries
(cost $23,835,269)		24,264,974

LOANS(10)(11) - 1.0%
Aerospace/Defense - 0.1%

SI Organization, Inc. FRS BTL-Delayed Draw 5.75% due 07/15/2015	60,455	60,719
SI Organization, Inc. FRS BTL-1st Lien 5.75% due 11/23/2019	892,341	896,245

		956,964

Computer Services - 0.1%

Sungard Availability Services Capital, Inc. FRS BTL 6.00% due 03/31/2019	1,279,367	1,200,686

E-Commerce/Services - 0.1%

RentPath, Inc. FRS BTL-2nd Lien 10.00% due 12/16/2022	802,597	763,470

Electric-Distribution - 0.2%

Cedar Bay Generating Co. LP FRS BTL 6.25% due 04/23/2020	1,295,781	1,300,640

Medical-Hospitals - 0.2%

Ardent Medical Services, Inc. FRS BTL-B 6.75% due 07/02/2018	1,506,097	1,507,352

Oil Companies-Exploration & Production - 0.0%

American Energy-Marcellus LLC FRS BTL-2nd Lien 8.50% due 07/09/2021	298,693	198,258

Publishing-Books - 0.2%

Cengage Learning Acquisitions, Inc. FRS BTL-1st Lien 8.25% due 03/31/2020	1,496,222	1,500,586

Semiconductor Components-Integrated Circuits - 0.1%

SunEdison Semiconductor, Ltd. FRS BTL-1st Lien 6.50% due 05/27/2019	1,161,951	1,161,951

Total Loans
(cost $8,730,067)		8,589,907

MUNICIPAL BONDS & NOTES - 0.2%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	488,000	488,317
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	815,000	840,730
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	438,000	497,708

Total Municipal Bonds & Notes
(cost $1,736,094)		1,826,755

COMMON STOCKS - 0.1%
Power Converter/Supply Equipment - 0.1%

TPT Acquisition, Inc.†(3)(9)	14,640	219,600

Television - 0.0%

ION Media Networks, Inc.†(3)(9)	316	204,213

Total Common Stocks
(cost $219,603)		423,813

PREFERRED SECURITIES - 0.1%
Electric-Integrated - 0.0%

Entergy Louisiana LLC 4.70%#	14,575	347,031

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. FRS Series Z 8.38%		5,100	21,165

Telecom Services - 0.1%

Qwest Corp. 6.13%#		28,275	708,288

Total Preferred Securities
(cost $1,149,917)			1,076,484

PREFERRED SECURITIES/CAPITAL SECURITIES - 4.4%
Banks-Commercial - 0.4%

Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(6)	EUR	400,000	448,238
Danske Bank A/S FRS 5.56% due 03/16/2017(6)	GBP	150,000	237,284
Danske Bank A/S VRS 5.75% due 04/06/2020(6)	EUR	500,000	561,781
HSBC Bank Capital Funding LP FRS 5.84% due 11/05/2031(6)	GBP	350,000	601,808
Standard Chartered Bank FRS 8.10% due 05/11/2016(6)	GBP	275,000	439,224
Standard Chartered PLC FRS 6.50% due 04/02/2020*#(6)		719,000	727,924
Woori Bank 4.75% due 04/30/2024		550,000	582,256

			3,598,515

Banks-Fiduciary - 0.1%

Bank of New York Mellon Corp. FRS 4.95% due 06/20/2020(6)		628,000	628,000
State Street Corp. FRS 5.25% due 09/15/2020(6)		304,000	307,420

			935,420

Banks-Super Regional - 0.3%

Capital One Financial Corp. FRS Series E 5.55% due 06/01/2020(6)		338,000	338,423
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(6)		798,000	765,082
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(6)		605,000	636,006
Wells Fargo Capital X 5.95% due 12/01/2086		276,000	280,830

			2,020,341

Building Societies - 0.1%

Nationwide Building Society FRS 6.88% due 06/20/2019(6)	GBP	315,000	486,260

Diversified Banking Institutions - 1.7%

Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(6)		1,033,000	1,042,039
Citigroup, Inc. FRS Series N 5.80% due 11/15/2019(6)		1,011,000	1,018,582
Citigroup, Inc. FRS 5.95% due 05/15/2025(6)		1,238,000	1,220,977
Credit Agricole SA FRS 6.63% due 09/23/2019*#(6)		767,000	768,918
Credit Suisse Group AG FRS 6.25% due 12/18/2024*(6)		833,000	817,381
Credit Suisse Group AG FRS 7.50% due 12/11/2023*(6)		680,000	723,350
Deutsche Bank AG FRS 7.50% due 04/30/2025#(6)		1,600,000	1,624,000
Goldman Sachs Group, Inc. FRS Series M 5.38% due 05/10/2020(6)		355,000	354,113
HSBC Holdings PLC FRS 6.38% due 03/30/2025(6)		381,000	390,906
JPMorgan Chase & Co. FRS 5.30% due 05/01/2020(6)		335,000	335,804
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(6)		1,693,000	1,743,790
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(6)		1,256,000	1,339,524
Societe Generale SA FRS 6.00% due 01/27/2020*#(6)		1,111,000	1,061,005
Societe Generale SA FRS 7.00% due 12/19/2017(6)	EUR	500,000	614,041
UBS Group AG VRS 5.75% due 02/19/2022(6)	EUR	500,000	566,997

			13,621,427

Electric-Integrated - 0.2%

Dominion Resources, Inc. FRS 5.75% due 10/01/2054		462,000	494,879
Gas Natural Fenosa Finance BV FRS 4.13% due 11/18/2022(6)	EUR	800,000	913,215

			1,408,094

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(9)		101,000	10

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043		683,000	688,464

Financial Guarantee Insurance - 0.2%

Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*		2,372,000	1,968,760

Food-Dairy Products - 0.2%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,800,000	1,944,000

Insurance-Life/Health - 0.3%

Prudential Financial, Inc. FRS 5.38% due 05/15/2045		227,000	228,560
Prudential Financial, Inc. FRS 5.63% due 06/15/2043		1,923,000	2,040,784

			2,269,344

Insurance-Multi-line - 0.3%

Allianz Finance II BV FRS 4.38% due 02/17/2017(6)	EUR	1,050,000	1,213,314
AXA SA FRS 3.88% due 10/08/2025(6)	EUR	600,000	699,350
MetLife, Inc. 6.40% due 12/15/2066		755,000	862,965

			2,775,629

Insurance-Reinsurance - 0.1%

Munich Re FRS 5.77% due 06/12/2017(6)	EUR	750,000	898,720

Pipelines - 0.0%

TransCanada Trust FRS 5.63% due 05/20/2075		287,000	292,023

Real Estate Management/Services - 0.1%

Deutsche Annington Finance BV FRS 4.00% due 12/17/2021(6)	EUR	700,000	790,913

Telephone-Integrated - 0.2%

Orange SA VRS 4.25% due 02/07/2020(6)	EUR	700,000	817,630
Telefonica Europe BV FRS 4.20% due 12/04/2019(6)	EUR	500,000	571,583
Telefonica Europe BV FRS 6.75% due 11/26/2020(6)	GBP	200,000	333,191

			1,722,404

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053		909,000	988,538

Total Preferred Securities/Capital Securities
(cost $35,782,106)			36,408,862

Total Long-Term Investment Securities
(cost $794,328,671)			785,406,676

SHORT-TERM INVESTMENT SECURITIES - 7.5%
Registered Investment Companies - 4.1%

State Street Navigator Securities Lending Prime Portfolio(16)		33,308,154	33,308,154

Time Deposits - 3.4%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/2015		$27,874,000	27,874,000

Total Short-Term Investment Securities
(cost $61,182,154)			61,182,154

TOTAL INVESTMENTS
(cost $855,510,825)(17)		103.2%	846,588,830
Liabilities in excess of other assets		(3.2)	(26,142,568)

NET ASSETS —		100.0%	$820,446,262

†	Non-income producing security
#	The security or a portion thereof is out on loan
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2015, the aggregate value of these securities was $212,178,912 representing 25.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Denominated in United States Dollars unless otherwise indicated.
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	Interest Only
(8)	Principal amount of security is adjusted for inflation.
(9)	Illiquid security. At May 31, 2015, the aggregate value of these securities was $2,236,813 representing 0.3% of net assets.
(10)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(12)	Security in default of interest and principal at maturity.
(13)	Company has filed for Chapter 7 bankruptcy.
(14)	Company has filed for bankruptcy protection in the country of issuance.
(15)	PIK (“Payment-in-Kind) security - Income may be paid in additional securities or cash at the discretion of the issuer.
(16)	At May 31, 2015, the Fund had loaned securities with a total value of $32,610,644. This was secured by collateral of $33,308,154, which was received in cash and subsequently invested in short-term investments currently valued at $33,308,154 as reported in the Portfolio of Investments.
(17)	See Note 5 for cost of investments on a tax basis.

BTL - Bank Term Loan

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2015 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

BRL - Brazilian Real

COP - Columbian Peso

EUR - Euro

GBP - British Pound

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A.	EUR	37,850,000	USD	42,572,734	06/12/2015	$996,992	$—
	EUR	25,546,000	USD	27,841,819	06/12/2015	—	(218,786)
	GBP	10,280,000	USD	16,128,168	06/12/2015	417,477	—

Net Unrealized Appreciation/(Depreciation)						$1,414,469	$(218,786)

EUR - Euro

GBP - British Pound

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$6,209,808	$—	$6,209,808
U.S. Corporate Bonds & Notes:
Airlines	—	1,453,672	2,717,267	4,170,939
Electric-Intergrated	—	8,716,842	140,633	8,857,475
Gambling (Non-Hotel)	—	1,813,770	2,660	1,816,430
Rubber/Plastic Products	—	—	0	0
Other Industries	—	357,296,328	—	357,296,328
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	194,329,071	—	194,329,071
Foreign Government Obligations	—	106,446,484	—	106,446,484
U.S. Government Agencies	—	33,689,346	—	33,689,346
U.S. Government Treasuries	—	24,264,974	—	24,264,974
Loans	—	8,589,907	—	8,589,907
Municipal Bonds & Notes	—	1,826,755	—	1,826,755
Common Stocks	—	—	423,813	423,813
Preferred Securities	1,076,484	—	—	1,076,484
Preferred Securities/Capital Securities	—	36,408,862	—	36,408,862
Short-Term Investment Securities:
Registered Investment Companies	33,308,154	—	—	33,308,154
Time Deposits	—	27,874,000	—	27,874,000

Total Investments at Value	$34,384,638	$808,919,819	$3,284,373	$846,588,830

Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$1,414,469	$—	$1,414,469

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$218,786	$—	$218,786

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

NOTES TO PORTFOLIO OF INVESTMENTS – May 31, 2015 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of May 31, 2015 are reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the–counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended May 31, 2015, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. As of May 31, 2015, the High Yield Bond Fund and Strategic Bond Fund had open forward contracts, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the period ended May 31, 2015, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to attempt to increase or decrease exposure to equity markets. As of May 31, 2015, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of lnvestments. Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: Certain Funds may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the period ended May 31, 2015, High Yield Bond Fund used credit default swaps to manage credit risk (i.e., hedging). As of May 31, 2015, the High Yield Bond Fund had open credit default swaps, which are reported on a schedule following the Fund’s Portfolio of lnvestments.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed- rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed on a schedule following the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of May 31, 2015 for which a Fund is the seller of protection, if any, are disclosed on a schedule following the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Risks of Entering into Swap Agreements: Risks to the Funds of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Funds may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the sub-adviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Fund may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Portfolio of Investments.

The following tables represent the value of derivatives held as of May 31, 2015, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of May 31, 2015, please refer to each Fund’s Portfolio of Investments

	High Yield Bond Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Credit Contracts
Unrealized appreciation (depreciation) on credit default swaps(2)	$319,855	$—
Foreign Exchange contracts
Unrealized appreciation (depreciation) on forward foreign currency contracts(3)	—	50,564

	$319,855	$50,564

(1)	The Fund’s derivative contracts held during the year ended May 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for credit default swap contracts was $5,945,507.
(3)	The average notional par amount outstanding for forward currency contracts was $8,176,771.

	Small Cap Value Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Variation margin on futures contracts(2)(3)	$—	$24,940

(1)	The Fund’s derivative contracts held during the year ended May 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $6,959,312.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of ($19,648) as reported in the Portfolio of Investments.

	Socially Responsible Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Variation margin on futures contracts(2)(3)	$—	$170,345

(1)	The Fund’s derivative contracts held during the year ended May 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $43,800,944.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $361,749 as reported in the Portfolio of Investments.

	Strategic Bond Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Foreign Exchange contracts
Unrealized appreciation (depreciation) on forward foreign currency contracts(2)	$1,414,469	$218,786

(1)	The Fund’s derivative contracts held during the period ended May 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for forward currency contracts was $75,725,484.

Note 3. Repurchase Agreements

As of May 29, 2015, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Money Market II	3.80%	$6,636,000
Socially Responsible	3.85	6,725,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated May 29 2015, bearing interest at a rate of 0.00% per annum, with a principal amount of $174,785,000, a repurchase price of $174,785,000 and maturity date of June 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.75%	10/31/2017	$38,285,000	$38,298,668
U.S. Treasury Notes	0.75	12/31/2017	100,000,000	100,136,800
U.S. Treasury Notes	1.50	01/31/2019	200,000	203,306
U.S. Treasury Notes	3.50	02/15/2018	36,690,000	39,643,728

Note 4. Transactions with Affiliates

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2014	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 05/31/2015
VALIC Co. I Blue Chip Growth Fund	$—	$2,341,885	$29,450,418	$2,341,885	$5,514,616	$2,867,525	$(2,787,567)	$26,357,645
VALIC Co. I Capital Conservation Fund	196,986	—	—	12,322,688	139,739	280	(37,167)	12,146,062
VALIC Co. I Dividend Value Fund	205,138	623,659	24,064,385	828,797	14,308,199	4,212,165	(4,249,836)	10,547,312
VALIC Co. I Emerging Economies Fund	293,247	—	26,219,503	293,247	13,660,339	5,083	(2,526,224)	10,331,270
VALIC Co. I Foreign Value Fund	699,031	—	34,303,227	5,558,766	7,962,947	593,043	(4,151,603)	28,340,486
VALIC Co. I Global Real Estate Fund	1,017,552	1,025,886	28,522,503	14,247,986	2,947,557	1,250,225	(1,548,979)	39,524,178
VALIC Co. I Government Securities Fund	280,731	—	3,554,689	9,532,768	—	—	(85,895)	13,001,562
VALIC Co. I Inflation Protected Fund	244,629	24,350	1,235,949	12,062,523	5,392,960	(173,828)	(235,396)	7,496,288
VALIC Co. I International Equities Index Fund	1,530,714	—	31,812,058	23,287,015	—	—	136,978	55,236,051
VALIC Co. I International Government Bond Fund	29,803	3,181	—	1,275,600	1,217,505	(58,095)	—	—
VALIC Co. I International Growth Fund	397,637	176,322	21,927,119	6,214,755	—	—	471,858	28,613,732
VALIC Co. I Mid Cap Index Fund	237,688	1,295,781	25,593,715	1,533,468	4,534,203	514,131	(763,048)	22,344,063
VALIC Co. I Mid Cap Strategic Growth Fund	—	917,639	6,513,673	1,057,986	218,371	56,916	(710,102)	6,700,102
VALIC Co. I Nasdaq-100 Index Fund	145,962	175,461	18,034,846	321,423	3,208,757	1,293,402	118,586	16,559,500
VALIC Co. I Science & Technology Fund	—	1,322,854	18,497,800	1,322,854	5,838,922	2,953,666	(3,010,734)	13,924,664
VALIC Co. I Small Cap Index Fund	162,855	838,980	19,731,706	1,001,835	4,604,001	822,434	(748,480)	16,203,494
VALIC Co. I Small Cap Special Values Fund	75,187	597,057	8,708,436	672,245	867,422	327,162	(632,156)	8,208,265
VALIC Co. I Stock Index Fund	592,406	1,332,886	61,608,422	28,635,763	55,513,342	5,070,176	(6,217,341)	33,583,678
VALIC Co. I Value Fund	26,932	—	1,792,600	26,932	—	—	78,258	1,897,790
VALIC Co. II Capital Appreciation Fund	50,685	—	16,032,354	50,685	1,013,833	640,696	508,642	16,218,544
VALIC Co. II Core Bond Fund	927,519	—	29,046,205	23,730,686	7,098,515	(332)	(360,514)	45,317,530
VALIC Co. II High Yield Bond Fund	1,032,754	—	13,785,216	11,617,691	2,945,641	86,032	(770,813)	21,772,485
VALIC Co. II International Opportunities Fund	127,379	—	7,252,270	2,998,860	—	—	187,995	10,439,125
VALIC Co. II Large Cap Value Fund	87,077	—	7,047,372	87,077	694,930	228,169	23,759	6,691,447
VALIC Co. II Mid Cap Growth Fund	—	1,189,362	7,688,350	1,189,362	33,474	8,303	(567,302)	8,285,239
VALIC Co. II Mid Cap Value Fund	60,515	2,914,191	29,737,808	2,974,706	731,660	331,179	(2,262,785)	30,049,248
VALIC Co. II Small Cap Growth Fund	—	1,176,390	7,598,566	3,788,012	88,411	20,012	(18,018)	11,300,161
VALIC Co. II Small Cap Value Fund	91,777	2,026,667	16,694,674	2,118,445	976,841	183,546	(1,664,470)	16,355,354
VALIC Co. II Strategic Bond Fund	1,004,255	254,981	15,674,422	14,522,052	44,522	1,854	(962,868)	29,190,938

	$9,518,459	$18,237,532	$512,128,286	$185,616,112	$139,556,707	$21,233,744	$(32,785,222)	$546,636,213

†	Includes reinvestment of distributions paid.

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2014	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 05/31/2015
VALIC Co. I Blue Chip Growth Fund	$—	$2,878,078	$11,306,890	$855,840	$3,755,981	$1,532,191	$(1,509,543)	$8,429,397
VALIC Co. I Capital Conservation Fund	596,214	—	6,215,151	13,340,289	4,145,838	6,388	(69,675)	15,346,315
VALIC Co. I Dividend Value Fund	199,088	605,267	4,716,328	227,128	4,892,824	1,013,095	(1,063,727)	—
VALIC Co. I Emerging Economies Fund	283,333	—	9,985,987	78,843	5,699,019	(476,884)	(531,136)	3,357,791
VALIC Co. I Foreign Value Fund	824,532	—	12,256,224	6,615,723	3,789,558	201,732	(1,863,736)	13,420,385
VALIC Co. I Global Real Estate Fund	1,162,535	1,172,056	8,869,435	4,707,905	1,775,410	308,550	(432,847)	11,677,633
VALIC Co. I Government Securities Fund	436,983	—	5,834,309	2,414,155	—	—	(38,800)	8,209,664
VALIC Co. I Inflation Protected Fund	419,286	41,736	14,064,662	272,108	641,965	36,568	(646,853)	13,084,520
VALIC Co. I International Equities Index Fund	2,205,618	—	11,456,813	16,399,593	—	—	88,406	27,944,812
VALIC Co. I International Government Bond Fund	93,278	9,955	—	3,279,118	403,952	(19,896)	(155,818)	2,699,452
VALIC Co. I International Growth Fund	472,079	209,332	7,616,819	6,621,727	—	—	277,797	14,516,343
VALIC Co. I Mid Cap Index Fund	282,674	1,541,027	11,192,240	266,663	7,988,849	1,223,982	(1,289,199)	3,404,837
VALIC Co. I Mid Cap Strategic Growth Fund	—	1,142,528	2,036,364	377,995	185,162	5,909	(204,279)	2,030,827
VALIC Co. I Nasdaq-100 Index Fund	189,454	227,742	4,362,899	84,597	1,213,931	483,900	(147,449)	3,570,016
VALIC Co. I Science & Technology Fund	—	1,646,316	5,832,940	501,136	2,866,470	1,029,636	(1,099,534)	3,397,708
VALIC Co. I Small Cap Index Fund	227,683	1,172,955	6,295,890	209,310	3,131,620	297,568	(285,814)	3,385,334
VALIC Co. I Small Cap Special Values Fund	86,159	684,184	2,184,338	169,933	201,067	63,268	(141,555)	2,074,917
VALIC Co. I Stock Index Fund	598,534	1,346,673	23,216,977	11,348,438	27,477,360	1,098,171	(1,498,231)	6,687,995
VALIC Co. I Value Fund	23,929	—	160,119	2,406	—	—	6,990	169,515
VALIC Co. II Capital Appreciation Fund	59,189	—	3,182,328	10,724	—	—	238,556	3,431,608
VALIC Co. II Core Bond Fund	2,934,474	—	69,802,743	20,352,129	18,395,364	200,761	(445,608)	71,514,661
VALIC Co. II High Yield Bond Fund	1,870,925	—	28,007,537	11,562,408	3,071,805	224,008	(1,375,278)	35,346,870
VALIC Co. II International Opportunities Fund	123,515	—	1,813,850	1,896,581	—	—	117,237	3,827,668
VALIC Co. II Large Cap Value Fund	102,052	—	1,915,831	22,029	311,913	102,411	(35,500)	1,692,858
VALIC Co. II Mid Cap Growth Fund	—	1,434,688	2,069,301	372,032	209,075	51,857	(191,858)	2,092,257
VALIC Co. II Mid Cap Value Fund	81,366	3,918,325	10,182,224	683,969	3,510,047	1,351,554	(1,798,531)	6,909,169
VALIC Co. II Small Cap Growth Fund	—	934,296	1,301,649	527,438	43,817	6,874	(5,878)	1,786,266
VALIC Co. II Small Cap Value Fund	84,133	1,857,850	2,792,011	334,916	305,735	57,820	(293,312)	2,585,700
VALIC Co. II Strategic Bond Fund	3,195,998	811,467	54,074,938	16,507,891	—	—	(2,501,523)	68,081,306

	$16,553,031	$21,634,475	$322,746,797	$120,043,024	$94,016,762	$8,799,463	$(16,896,698)	$340,675,824

†	Includes reinvestment of distributions paid.

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2014	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Market Value at 05/31/2015
VALIC Co. I Blue Chip Growth Fund	$—	$855,840	$35,829,697	$2,878,078	$6,406,593	$2,558,765	$(2,467,515)	$32,392,432
VALIC Co. I Capital Conservation Fund	272,779	272,779	7,689,338	27,356,970	808,369	8,795	(315,646)	33,931,088
VALIC Co. I Dividend Value Fund	32,532	131,436	23,494,727	804,355	14,142,760	4,124,673	(4,044,732)	10,236,263
VALIC Co. I Emerging Economies Fund	78,843	78,843	32,678,889	283,333	19,141,680	(925,952)	(2,460,269)	10,434,321
VALIC Co. I Foreign Value Fund	331,020	331,020	43,812,815	2,672,287	8,934,051	671,120	(4,793,559)	33,428,612
VALIC Co. I Global Real Estate Fund	300,641	603,745	33,320,496	16,617,502	4,459,946	1,563,661	(1,886,048)	45,155,665
VALIC Co. I Government Securities Fund	177,264	177,264	10,286,451	10,064,401	1,661,999	(100,306)	(20,112)	18,568,435
VALIC Co. I Inflation Protected Fund	247,475	272,108	13,528,944	9,481,535	2,492,998	59,850	(922,493)	19,654,838
VALIC Co. I International Equities Index Fund	870,698	870,698	43,599,935	34,328,767	2,373,256	294,981	216,630	76,067,057
VALIC Co. I International Government Bond Fund	76,613	84,789	—	3,992,403	420,169	(20,694)	(193,935)	3,357,605
VALIC Co. I International Growth Fund	189,358	273,324	24,623,586	12,894,661	—	—	865,604	38,383,851
VALIC Co. I Mid Cap Index Fund	41,333	266,663	35,647,770	3,440,440	11,652,011	1,668,312	(2,024,869)	27,079,642
VALIC Co. I Mid Cap Strategic Growth Fund	—	278,140	7,759,261	1,391,090	—	—	(808,236)	8,342,115
VALIC Co. I Nasdaq-100 Index Fund	38,416	84,597	21,532,019	417,196	4,576,606	1,875,794	(169,715)	19,078,688
VALIC Co. I Science & Technology Fund	—	501,136	23,871,246	1,646,316	12,680,910	6,203,064	(6,302,870)	12,736,846
VALIC Co. I Small Cap Index Fund	34,025	209,310	25,065,962	3,017,377	5,484,716	977,284	(922,253)	22,653,654
VALIC Co. I Small Cap Special Values Fund	19,006	169,933	9,604,265	770,343	614,144	206,239	(560,630)	9,406,073
VALIC Co. I Stock Index Fund	136,436	443,411	77,469,900	34,523,570	75,383,555	5,185,275	(6,733,768)	35,061,422
VALIC Co. I Value Fund	2,406	2,406	1,592,710	23,929	—	—	69,531	1,686,170
VALIC Co. II Capital Appreciation Fund	10,724	10,724	18,201,444	59,189	646,951	396,117	930,177	18,939,976
VALIC Co. II Core Bond Fund	1,458,530	1,458,530	122,951,710	50,287,680	28,895,789	(122,810)	(700,577)	143,520,214
VALIC Co. II High Yield Bond Fund	1,676,641	1,676,641	38,747,948	5,980,662	3,961,316	271,378	(1,595,913)	39,442,759
VALIC Co. II International Opportunities Fund	46,705	46,705	7,517,787	2,295,308	—	—	309,368	10,122,463
VALIC Co. II Large Cap Value Fund	22,029	22,029	7,463,917	102,052	—	—	276,250	7,842,219
VALIC Co. II Mid Cap Growth Fund	—	300,348	9,183,345	1,484,883	—	—	(674,022)	9,994,206
VALIC Co. II Mid Cap Value Fund	13,914	683,969	40,025,573	3,999,692	1,024,306	454,438	(3,052,168)	40,403,229
VALIC Co. II Small Cap Growth Fund	—	185,957	7,444,821	1,531,882	—	—	(2,040)	8,974,663
VALIC Co. II Small Cap Value Fund	14,510	334,916	15,542,952	1,941,982	1,130,767	211,847	(1,573,030)	14,992,984
VALIC Co. II Strategic Bond Fund	2,342,199	2,936,885	60,063,908	36,145,446	—	—	(3,310,788)	92,898,566

	$8,434,097	$13,564,146	$798,551,416	$270,433,329	$206,892,892	$25,561,831	$(42,867,628)	$844,786,056

†	Includes reinvestment of distributions paid.

Note 5. Federal Income Taxes

As of May 31, 2015, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifesyle	$503,380,676	$50,924,797	$(7,669,260)	$43,255,537
Capital Appreciation	66,503,609	21,880,393	(362,439)	21,517,954
Conservative Growth Lifestyle	336,231,593	9,157,416	(4,713,185)	4,444,231
Core Bond	1,126,389,471	17,973,334	(7,763,151)	10,210,183
High Yield Bond	460,676,639	13,120,294	(13,267,987)	(147,693)
International Opportunities Fund	537,731,966	134,423,929	(17,671,396)	116,752,533
Large Cap Value	178,688,453	35,248,363	(3,341,148)	31,907,215
Mid Cap Growth	144,200,324	22,739,324	(1,717,382)	21,021,942
Mid Cap Value	804,536,847	195,448,329	(13,054,901)	182,393,428
Moderate Growth Lifestyle	796,431,197	56,180,440	(7,825,581)	48,354,859
Money Market	159,400,725	—	—	—
Small Cap Growth	118,905,992	26,621,044	(6,176,209)	20,444,835
Small Cap Value	523,481,401	106,061,839	(33,282,883)	72,778,956
Socially Responsible	600,065,592	174,176,590	(10,564,549)	163,612,041
Strategic Bond	855,846,530	12,543,028	(21,800,728)	(9,257,700)

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 29, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	July 29, 2015